As filed with the Securities and Exchange Commission on April 30, 2004

                                                              File No. 333-82916
                                                                       811-03488
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                             ----------------------

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
       Pre-Effective Amendment No.                                          [ ]
       Post-Effective Amendment No. 3                                       |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
       Amendment No. 5                                                      |X|

                        (Check appropriate box or boxes.)

                             ----------------------

                   Phoenix Life Variable Accumulation Account
             (fka, Phoenix Home Life Variable Accumulation Account)
                           (Exact Name of Registrant)

                             ----------------------

                         Phoenix Life Insurance Company
                (fka, Phoenix Home Life Mutual Insurance Company)
                               (Name of Depositor)

                             ----------------------

         One American Row, PO Box 5056, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)

                             ----------------------

                              John R. Flores, Esq.
                         Phoenix Life Insurance Company
                                One American Row
                                   PO Box 5056
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)

                             ----------------------

   It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
   |X| on May 1, 2004 pursuant to paragraph (b) of Rule 485
   [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
   [ ] on ____________ pursuant to paragraph (a)(1) of Rule 485
   If appropriate, check the following box:
   [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                             ----------------------
                      Title of Securities Being Registered:
                       Deferred Variable Annuity Contracts

================================================================================

                                     PART A

                              PHOENIX ASSET MANAGER
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                    ISSUED BY: PHOENIX LIFE INSURANCE COMPANY

PROSPECTUS                                                          MAY 1, 2004

    This prospectus describes a variable accumulation deferred annuity contract offered to individuals. The contract is designed to provide you with retirement income in the future and offers many variable and fixed investment options. You may allocate premium payments and contract value to one or more of the subaccounts of the Phoenix Life Variable Accumulation Account ("Separate Account") and the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated funds.


THE PHOENIX EDGE SERIES FUND
----------------------------
[diamond]  Phoenix-Aberdeen International Series
[diamond]  Phoenix-AIM Mid-Cap Equity Series
[diamond] Phoenix-Alliance/Bernstein Enhanced Index Series [diamond] Phoenix-Alliance/Bernstein Growth + Value Series [diamond] Phoenix-Duff & Phelps Real Estate Securities Series [diamond] Phoenix-Engemann Capital Growth Series
[diamond] Phoenix-Engemann Small & Mid-Cap Growth Series [diamond] Phoenix-Goodwin Money Market Series
[diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series [diamond] Phoenix-Goodwin Multi-Sector Short Term Bond Series

[diamond]  Phoenix-Kayne Rising Dividends Series

[diamond] Phoenix-Kayne Small-Cap Quality Value Series [diamond] Phoenix-Lazard International Equity Select Series [diamond] Phoenix-Lazard Small-Cap Value Series
[diamond]  Phoenix-Lazard U.S. Multi-Cap Series
[diamond] Phoenix-Lord Abbett Bond-Debenture Series [diamond] Phoenix-Lord Abbett Large-Cap Value Series [diamond] Phoenix-Lord Abbett Mid-Cap Value Series [diamond] Phoenix-MFS Investors Growth Stock Series [diamond] Phoenix-MFS Investors Trust Series
[diamond]  Phoenix-MFS Value Series
[diamond]  Phoenix-Northern Dow 30 Series
[diamond] Phoenix-Northern Nasdaq-100 Index(R) Series [diamond] Phoenix-Oakhurst Growth and Income Series [diamond] Phoenix-Oakhurst Strategic Allocation Series

[diamond]  Phoenix-Oakhurst Value Equity Series

[diamond]  Phoenix-Sanford Bernstein Mid-Cap Value Series
[diamond]  Phoenix-Sanford Bernstein Small-Cap Value Series
[diamond]  Phoenix-Seneca Mid-Cap Growth Series
[diamond]  Phoenix-Seneca Strategic Theme Series
[diamond]  Phoenix-State Street Research Small-Cap Growth Series

AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------
[diamond]  AIM V.I. Capital Appreciation Fund
[diamond]  AIM V.I. Premier Equity Fund

THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------
[diamond]  Alger American Leveraged AllCap Portfolio

FEDERATED INSURANCE SERIES
--------------------------
[diamond]  Federated Fund for U.S. Government Securities II
[diamond]  Federated High Income Bond Fund II - Primary Shares

FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
-------------------------------------------------------
[diamond]  VIP Contrafund(R) Portfolio
[diamond]  VIP Growth Opportunities Portfolio
[diamond]  VIP Growth Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
--------------------------------------------------------------
[diamond]  Mutual Shares Securities Fund
[diamond]  Templeton Foreign Securities Fund
[diamond]  Templeton Growth Securities Fund

THE RYDEX VARIABLE TRUST
------------------------
[diamond]  Rydex Variable Trust Juno Fund
[diamond]  Rydex Variable Trust Nova Fund
[diamond]  Rydex Variable Trust Sector Rotation Fund


SCUDDER INVESTMENTS VIT FUNDS - CLASS A
---------------------------------------

[diamond]  Scudder VIT EAFE(R) Equity Index Fund
[diamond]  Scudder VIT Equity 500 Index Fund

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
--------------------------------------------------------
[diamond]  Technology Portfolio

WANGER ADVISORS TRUST
---------------------

[diamond]  Wanger International Select
[diamond]  Wanger International Small Cap
[diamond]  Wanger Select
[diamond]  Wanger U.S. Smaller Companies


    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. Contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.


    This prospectus provides important information that a prospective investor ought to know before investing. This prospectus should be kept for future reference. A Statement of Additional Information ("SAI") dated May 1, 2004, is incorporated by reference and has been filed with the SEC and is available free of charge by contacting us at the address or phone number listed below. A table of contents for the SAI appears on the last page of this prospectus.


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:           [envelope]   PHOENIX LIFE INSURANCE COMPANY
                                                                  ANNUITY OPERATIONS DIVISION
                                                                  PO Box 8027
                                                                  Boston, MA 02266-8027
                                                     [telephone]  Tel. 800/541-0171

                     TABLE OF CONTENTS

Heading                                                   Page
--------------------------------------------------------------


SUMMARY OF EXPENSES.......................................    3
CONTRACT SUMMARY..........................................    6
FINANCIAL HIGHLIGHTS......................................    7
PERFORMANCE HISTORY.......................................    7
THE VARIABLE ACCUMULATION ANNUITY.........................    7
PHOENIX AND THE SEPARATE ACCOUNT .........................    7
INVESTMENTS OF THE SEPARATE ACCOUNT.......................    8
   Participating Investment Funds.........................    8
   Investment Advisors and Subadvisors....................    8
   Services of the Advisors...............................    8
GIA.......................................................    8
PURCHASE OF CONTRACTS.....................................    9
DEDUCTIONS AND CHARGES....................................    9
   Mortality and Expense Risk Fee.........................    9
   Daily Administrative Fee...............................    9
   Tax....................................................    9
   Reduced Charges, Credits and Bonus Guaranteed
       Interest Rates.....................................   10
   Other Charges..........................................   10
THE ACCUMULATION PERIOD...................................   10
   Accumulation Units.....................................   10
   Accumulation Unit Values...............................   10
   Transfers .............................................   10
   Disruptive Trading and Market Timing...................   11
   Optional Programs             .........................   11
   Withdrawals............................................   12
   Contract Termination...................................   12
   Payment Upon Death Before Maturity Date ...............   12
THE ANNUITY PERIOD........................................   13
   Annuity Payments.......................................   13
   Annuity Payment Options ...............................   14
   Other Options and Rates................................   15
   Other Conditions.......................................   15
   Payment Upon Death After Maturity......................   16
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   16
   Valuation Date.........................................   16
   Valuation Period.......................................   16
   Accumulation Unit Value................................   16
   Net Investment Factor..................................   16
MISCELLANEOUS PROVISIONS..................................   16
   Assignment.............................................   16
   Payment Deferral.......................................   16
   Free Look Period.......................................   17
   Amendments to Contracts................................   17
   Substitution of Fund Shares............................   17
   Ownership of the Contract..............................   17
FEDERAL INCOME TAXES......................................   17
   Introduction...........................................   17
   Income Tax Status......................................   17
   Taxation of Annuities in General--Nonqualified Plans...   17
   Additional Considerations..............................   18
   Owner Control..........................................   19
   Diversification Standards .............................   20
   Taxation of Annuities in General--Qualified Plans......   21
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   23
STATE REGULATION..........................................   24
SERVICING AGENT...........................................   24
REPORTS...................................................   24
VOTING RIGHTS.............................................   24
TEXAS OPTIONAL RETIREMENT PROGRAM.........................   24
LEGAL MATTERS.............................................   24
SAI TABLE OF CONTENTS.....................................   25
APPENDIX A - INVESTMENT OPTIONS...........................  A-1
APPENDIX B - GLOSSARY OF SPECIAL TERMS....................  B-1
APPENDIX C - DEDUCTIONS FOR TAXES.........................  C-1
APPENDIX D - FINANCIAL HIGHLIGHTS.........................  D-1


SUMMARY OF EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
    The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract.
-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

    Deferred Surrender Charge (as a percentage
       of amount surrendered.....................   0%                  This table describes the fees and expenses that you will
    Transfer Charge (1)                                                 pay at the time that you purchase the contract, surrender
       Current ..................................   None                the contract or transfer cash value between the
       Maximum...................................   $20                 subaccounts. State taxes may also be deducted.


------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL ADMINISTRATIVE CHARGE
    Maximum...................................... None
ANNUAL SEPARATE ACCOUNT EXPENSES (as a
    percentage of average account value)

    DEATH BENEFIT OPTION 1 - RETURN OF PREMIUM
    ------------------------------------------
    Mortality and Expense Risk Fee...............   .375%               These tables describe the fees and expenses that you will
    Daily Administrative Fee.....................   .125%               pay periodically during the time that you own the contract,
                                                    -----               not including annual fund fees and expenses.
    Total Annual Separate Account Expenses.......   .50%

    DEATH BENEFIT OPTION 2 - ANNUAL STEP-UP
    ---------------------------------------
    Mortality and Expense Risk Fee...............   .625%
    Daily Administrative Fee.....................   .125%
                                                    -----
    Total Annual Separate Account Expenses.......   .75%

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES                                          This table shows the minimum and maximum total operating
                                      Minimum      Maximum              expenses for the year ended 12/31/03, charged by the fund
                                      -------      -------              companies that you may pay periodically during the
    Total Annual Fund Operating                                         time that you own the contract. More detail concerning the
    Expenses (expenses that are                                         funds' fees and total and net fund operating expenses can
    deducted from the fund assets                                       funds' fees and total and net fund operating expenses can
    include management fees,                                            be found after the Expense Examples and are contained in
    12b-1 fees and other expenses)......0.30%       5.73%               the fund prospectuses.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLES                                                        This example is intended to help you compare the cost of
                                                                        investing in the contract with the cost of investing in
    If you surrender or annuitize at the end of the applicable          other variable annuity contracts. These costs include
    time period or do not surrender your contract, your costs will      contract owner transaction expenses, contract fees,
    be:                                                                 separate account annual expenses and the maximum fund fees and expenses that were charged for the year ended
DEATH BENEFIT OPTION 1                                                  12/31/0212/31/03.

      1 Year   3 Years    5 Years    10 Years                           The examples assume that you invest $10,000 in the contract
      ---------------------------------------                           for the time periods indicated. The examples also assume
       638      1,888      3,102      5,988                             that your investment has a 5% return each year and assumes the  maximum fees and expenses of any of the funds. Your
DEATH BENEFIT OPTION 2                                                  actual costs may be higher or lower based on these
      1 Year   3 Years    5 Years    10 Years                           assumptions.
      ---------------------------------------
       662      1,954      3,203      6,145

------------------------------------------------------------------------------------------------------------------------------------

(1) We reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. See "Transfers."



ANNUAL FUND EXPENSES (as a percentage of fund average net assets for the year ended 12/31/03)

-----------------------------------------------------------------------------------------------------------------------------------
                                                          Investment        Rule
                                                           Management      12b-1       Other Operating       Total Annual Fund
                          Series                             Fee            Fees          Expenses               Expenses
-----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
-----------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International                                0.75%          N/A             0.32%                   1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity                                    0.85%          N/A             1.42% (3)               2.27% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index                     0.45%          N/A             0.29% (2)               0.74% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value                     0.85%          N/A             1.80% (3)               2.65% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities                  0.75%          N/A             0.32%                   1.07%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth                               0.66%          N/A             0.19%                   0.85%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth                       0.90%          N/A             0.83% (4)               1.73% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market                                  0.40%          N/A             0.19%                   0.59%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income                     0.50%          N/A             0.24%                   0.74%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond                  0.50% (6)      N/A             1.06% (2),(7)           1.56% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividends                                0.70%          N/A             1.67% (1)               2.37% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value                         0.90%          N/A             4.83% (1)               5.73% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select                    0.90%          N/A             1.13% (1)               2.03% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value                                0.90%          N/A             2.43% (1)               3.33% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap                                 0.80%          N/A             3.92% (1)               4.72% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture                            0.75%          N/A             1.77% (1)               2.52% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value                           0.75%          N/A             1.10% (1)               1.85% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value                             0.85%          N/A             2.32% (1)               3.17% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock                            0.75%          N/A             0.42% (3)               1.17% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust                                   0.75%          N/A             3.17% (3)               3.92% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value                                             0.75%          N/A             0.88% (3)               1.63% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30                                       0.35%          N/A             0.66% (3)               1.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R)                          0.35%          N/A             1.10% (3)               1.45% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income                            0.70%          N/A             0.31% (3)               1.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation                         0.58%          N/A             0.19%                   0.77%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity                                 0.70%          N/A             0.32% (3)               1.02% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value                        0.90%          N/A             1.11% (3)               2.01% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value                       1.05%          N/A             0.32% (3)               1.37% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small-Cap Value                     1.05%          N/A             0.47% (3)               1.52% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth                                 0.80%          N/A             0.36% (4)               1.16% (8)
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme                                0.75%          N/A             0.30%                   1.05%
-----------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth                0.85%          N/A             2.89% (1)               3.74% (8)
-----------------------------------------------------------------------------------------------------------------------------------

 (1) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.15% of the series' average net assets.
 (2) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.20% of the series' average net assets.
 (3) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.25% of the series' average net assets.
 (4) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.35% of the series' average net assets.
 (5) The advisor voluntarily agrees to reimburse this series for other operating expenses that exceed 0.40% of the series' average net assets.
 (6) The advisor voluntarily agreed to waive this series' investment management fee through May 31, 2004.
 (7) The series' other operating expenses have been annualized based on actual operating expenses for the period ended December 31, 2003.
 (8) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.



                                                        Net Annual                                                      Net Annual
                                                        ----------                                                      ----------
                                       Reimbursements     Fund                                        Reimbursements       Fund
                                       --------------     ----                                        --------------       ----
                   Series                 & Waivers      Expenses                Series                  & Waivers       Expenses
                   ------                 ---------      --------                ------                  ---------       --------

Phoenix-AIM Mid-Cap Equity                  (1.17%)        1.10%    Phoenix-MFS Investors Growth            (0.17%)       1.00%
Phoenix-Alliance/Bernstein Enhanced Index   (0.09%)        0.65%    Phoenix-MFS Investors Trust             (2.92%)       1.00%
Phoenix-Alliance/Bernstein Growth + Value   (1.55%)        1.10%    Phoenix-MFS Value                       (0.63%)       1.00%
Phoenix-Engemann Small & Mid-Cap Growth     (0.48%)        1.25%    Phoenix-Northern Dow 30                 (0.41%)       0.60%
Phoenix-Goodwin Multi-Sector Short Term                             Phoenix-Northern Nasdaq-100 Index(R)    (0.85%)       0.60%
 Bond (9)                                   (0.86%)        0.70%    Phoenix-Oakhurst Growth and Income      (0.06%)       0.95%
Phoenix-Kayne Rising Dividends              (1.52%)        0.85%    Phoenix-Oakhurst Value Equity           (0.07%)       0.95%
Phoenix-Kayne Small-Cap Quality             (4.68%)        1.05%    Phoenix-Sanford Bernstein Global Value  (0.86%)       1.15%
Phoenix-Lazard International Equity                                 Phoenix-Sanford Bernstein Mid-Cap Value (0.07%)       1.30%
 Select                                     (0.98%)        1.05%    Phoenix-Sanford Bernstein Small-Cap
Phoenix-Lazard Small-Cap Value              (2.28%)        1.05%      Growth Value                          (0.22%)       1.30%
Phoenix-Lazard U.S. Multi-Cap               (3.77%)        0.95%    Phoenix-Seneca Mid-Cap Growth           (0.01%)       1.15%
Phoenix-Lord Abbett Bond Debenture          (1.62%)        0.90%    Phoenix-State Street Research Small-Cap (2.74%)       1.00%
Phoenix-Lord Abbett Large-Cap Value         (0.95%)        0.90%
Phoenix-Lord Abbett Mid-Cap Value           (2.17%)        1.00%

(9) These rates recognize that, effective June 1, 2004, the investment management fee will no longer be waived. Before June 1, 2004, these rates are (1.36%) and 0.20%, respectively.


(NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)


----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Net Annual
                                                                  Rule                                              Fund Expenses
                                                   Investment  12b-1 or      Other                    Contractual       After
                                                   Management   Service    Operating   Total Annual  Reimbursements Reimbursements
                     Series                           Fee         Fees     Expenses   Fund Expenses    & Waivers     & Waivers
----------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS - SERIES I SHARES
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                   0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                         0.61%        N/A        0.24%        0.85%         (0.00%)        0.85%
----------------------------------------------------------------------------------------------------------------------------------
THE ALGER AMERICAN FUND - CLASS O SHARES
----------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio            0.85%        N/A        0.12%        0.97%         (0.00%)        0.97%
----------------------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II     0.60%       0.25% (1)   0.12%        0.97%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II - Primary Shares  0.60%       0.25% (1)   0.15%        1.00%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS - SERVICE CLASS
----------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio (2)                      0.58%       0.10%       0.09%        0.77%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio (2)               0.58%       0.10%       0.14%        0.82%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio (3)                             0.58%       0.10%       0.09%        0.77%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                        0.60%       0.25% (4)    0.20%       1.05%         (0.00%)        1.05%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                    0.69% (5)   0.25%        0.22%       1.16%         (0.04%)        1.12%
----------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund (6)                 0.81%       0.25% (4)    0.07%       1.13%         (0.00%)        1.13%
----------------------------------------------------------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund (7)                   0.90%        N/A         0.79%       1.69%         (0.00%)        1.69%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                       0.75%        N/A         0.79%       1.54%         (0.00%)        1.54%
----------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund            0.90%        N/A         0.80%       1.70%         (0.00%)        1.70%
----------------------------------------------------------------------------------------------------------------------------------
Scudder Investments VIT Funds - Class A
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund (8)            0.45%        N/A         0.64%       1.09%         (0.44%)        0.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund (9)                0.20%        N/A         0.10%       0.30%         (0.00%)        0.30%
----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CLASS I SHARES
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio (10)                            0.80%        N/A         0.53%       1.33%           ---          ---(12)
----------------------------------------------------------------------------------------------------------------------------------
WANGER ADVISORS TRUST
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Select (11)                     1.00%        N/A         0.54%       1.54%         (0.09%)        1.45%
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                       1.22%        N/A         0.19%       1.41%         (0.00%)        1.41%
----------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                        0.95%        N/A         0.20%       1.15%         (0.00%)        1.15%
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                        0.93%        N/A         0.06%       0.99%         (0.00%)        0.99%
----------------------------------------------------------------------------------------------------------------------------------

  (1)  The fund has voluntarily agreed to waive this service fee.
  (2) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.
  (3) A portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. These offsets may be discontinued at any time.
  (4) While the maximum amount payable under the fund's Rule 12b-1 plan is 0.35% per year of the fund's average annual net assets, the fund's Board of Trustees has set the current rate at 0.25% per year.
  (5) The advisor has contractually agreed to reduce its investment management fee to reflect reduced services resulting from the fund's investment in a Franklin Templeton money fund. This reduction is required by the fund's Board of Trustees and an order by the SEC. After such reductions, the management fees are 0.65% for the Templeton Foreign Securities Fund.
  (6) The fund administration fee is paid indirectly through the investment management fee.
  (7)  The funds' operating expenses have been annualized.
  (8) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.65% of the average daily net assets until April 30, 2005.
  (9) The advisor has contractually agreed to waive its fees and/or reimburse expenses of the fund in excess of 0.30% of the average daily net assets until April 30, 2005.
  (10) The advisor has agreed to reduce fees payable to it and to reimburse expenses of the portfolio in excess of 1.15% (excluding interest and extraordinary expenses).
  (11) The advisor has contractually agreed to limit net annual fund expenses to 1.45% of the series' average net assets until April 30, 2005.
  (12) The chart below shows net annual fund expenses after voluntary reimbursements or waivers by the advisor.



                         Series                       Non-contractual Reimbursements & Waivers       Net Annual Fund Expenses
                         ------                       ----------------------------------------       ------------------------
   Federated Fund for U.S. Government Securities II                    (0.25%)                                0.72%
   Federated High Income Bond Fund II - Primary Shares                 (0.25%)                                0.75%
   VIP Contrafund(R) Portfolio                                         (0.02%)                                0.75%
   VIP Growth Opportunities Portfolio                                  (0.02%)                                0.80%
   VIP Growth Portfolio                                                (0.03%)                                0.74%
   Technology Portfolio                                                (0.18%)                                1.15%


 (NOTE: Each or all of the voluntary expense reimbursements and waivers noted in the chart above may be changed or eliminated at any time without notice.)

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.


    This prospectus is a disclosure document that summarizes your rights under the annuity contract. As with any summary it may differ in certain instances from the underlying annuity contract. You should read your contract carefully.


    Please refer to the "Glossary of Special Terms" in Appendix B.


OVERVIEW
    The contract offers a dynamic idea in retirement planning. It's designed to give you maximum flexibility in obtaining your investment goals. The contract is intended for those seeking income and long-term tax-deferred accumulation of assets to provide income for retirement or other purposes. Those considering the contract for other purposes should consult with their tax advisors. Participants in qualified plans should note that, generally, they would not benefit from the tax deferral provided by an annuity contract and should not consider the contract for its tax treatment, but for its investment and annuity benefits. For more information, see "Purchase of Contracts."


    The contract offers a combination of variable and fixed investment options. Investments in the variable options provide results that vary and depend upon the performance of the underlying funds, while investments in the GIA provide guaranteed interest earnings subject to certain conditions. For more information, see "Investments of the Separate Account," and "GIA."


    You also select a death benefit option that is suitable to your financial objectives. The death benefit options differ in how the death benefit is calculated and in the amount of the mortality and expense risk fee. Certain age restrictions may apply to each death benefit option. For more information, see "The Accumulation Period--Payment Upon Death Before the Maturity Date" and "Taxation of Annuities in General--Nonqualified Plans" and "Taxation of Annuities in General--Qualified Plans."


INVESTMENT FEATURES

FLEXIBLE PREMIUM PAYMENTS
[diamond]  Other than the minimum initial payment, there are no required premium payments.

[diamond]  You may make premium payments anytime until the maturity date.

[diamond]  You can vary the amount and frequency of your premium payments.

MINIMUM PREMIUM PAYMENT
[diamond]  Generally, the minimum initial premium payment is $2,000 for a qualified plan and $5,000 for nonqualified plans. For more information, see "Purchase of Contracts."

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond]  Premium payments are invested in one or more of the subaccounts and the GIA.

[diamond]  Transfers between the subaccounts can be made anytime. Transfers to and from the GIA are subject to rules discussed in the section, "GIA" and in "The Accumulation Period--Transfers."

[diamond]  The contract value allocated to the subaccounts varies with the investment performance of the funds and is not guaranteed.


[diamond]  The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulated at rates we set. For contracts issued prior to May 1, 2004, the Minimum Guaranteed Interest Rate is equal to 3%. For contracts issued on or after May 1, 2004, and subject to state insurance department approval, the Minimum Guaranteed Interest Rate will equal the statutory required minimum interest rate under applicable state insurance law where the contract is delivered (generally between 1.5% and 3%).

[diamond]  For contracts issued on or after May 1, 2004, payments and transfers to the GIA are subject to the Maximum GIA Percentage.


WITHDRAWALS

[diamond]  You may partially or fully surrender the contract anytime for its contract value less any applicable market value adjustment and taxes.


[diamond]  Withdrawals may be subject to a 10% penalty tax. For more information, see "Federal Income Taxes--Penalty Tax on Certain Surrenders and Withdrawals."

DEDUCTIONS AND CHARGES


FROM THE SEPARATE ACCOUNT

[diamond]  Mortality and expense risk fee--varies based on the death benefit option selected. For more information, see "Mortality and Expense Risk Fee."

[diamond]  The daily administrative fee--0.125% annually. For more information, see "Daily Administrative Fee."

OTHER CHARGES OR DEDUCTIONS

[diamond]  Taxes--taken from the contract value upon annuitization.

           o Phoenix will reimburse itself for such taxes upon the date of a partial withdrawal or surrenders of the contract, maturity date or payment of death proceeds. See "Tax" and Appendix C.


   For more information, see "Deductions and Charges."

   In addition, certain charges are deducted from the assets of the funds for investment management services. For more information, see the fund prospectuses.

DEATH BENEFIT
    The death benefit is calculated differently for each death benefit option and the amount varies based on the option selected.


DEATH BENEFIT OPTIONS
    The contract offers two death benefit options. At purchase, you select a death benefit option that best meets your financial needs. Each death benefit option varies in the method of death benefit calculation, the amount of the mortality and expense risk fee. Age restrictions apply to certain death benefit options.

    For more information, see "The Accumulation Period--Payment Upon Death Before Maturity Date."

ADDITIONAL INFORMATION

FREE LOOK PERIOD

    You have the right to review and return the contract. If for any reason you are not satisfied, you may return it within ten days (or later, if applicable state law requires) after you receive it and cancel the contract. You will receive in cash the contract value. However, if applicable state law requires, we will return the original premium payments paid less any withdrawals.


    For more information, see "Free Look Period."

TERMINATION
    If on any valuation date the total contract value equals zero or is insufficient to cover any assessed charges, the contract will immediately terminate without value. Phoenix will notify you in writing that the contract has terminated.


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

    Financial highlights give the historical value for a single unit of each of the available subaccounts and the number of units outstanding at the end of each of the past ten years, or since the subaccount began operations, if less. These tables are highlights only.

    More information, including the Separate Account and Company financial statements, is contained in the SAI and in the Annual Report. You may obtain a copy of the SAI by calling the Annuity Operations Division at 800/541-0171.

    The financial highlights table in this prospectus is set forth in Appendix
D.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Historical returns are usually calculated for one year, five years and ten years. If the subaccount has not been in existence for at least one year, returns are calculated from inception of the subaccount. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value. The return is computed net of investment management fees, daily administrative fees, annual contract fees and mortality and expense risk fee deducted from redemptions after one year and five years, respectively. See the SAI for more information.



THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------

    The individual deferred variable accumulation annuity contract (the "contract") issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner under a contract who bears the risk of investment gain or loss rather than Phoenix. To the extent that premium payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Separate Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case Phoenix will guarantee specified monthly annuity payments.


    You select the investment objective of your contract on a continuing basis by directing the allocation of premium payments and the reallocation of the contract value among the subaccounts or GIA.



PHOENIX AND THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------
    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation.


    Our executive and administrative offices are located at One American Row, Hartford, Connecticut 06102-5056. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contract through producers of affiliated distribution companies and through brokers.

    On June 21, 1982, we established the Separate Account, a separate account created under the insurance laws of Connecticut. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Separate Account or of Phoenix.

    On July 1, 1992, the Separate Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses, whether or not realized, of the Separate Account must be credited to or charged against the amounts placed in the Separate Account without regard to the other income, gains or losses of Phoenix. The assets of the Separate Account may not be used to pay liabilities arising out of any other business that Phoenix may conduct. Obligations under the contracts are obligations of Phoenix Life Insurance Company.

    Contributions to the GIA are not invested in the Separate Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Separate Account. For more information, see "GIA."

INVESTMENTS OF THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS
[diamond]  The Phoenix Edge Series Fund
[diamond]  AIM Variable Insurance Funds
[diamond]  The Alger American Fund
[diamond]  Federated Insurance Series
[diamond]  Fidelity(R) Variable Insurance Products
[diamond]  Franklin Templeton Variable Insurance Products Trust
[diamond]  The Rydex Variable Trust

[diamond]  Scudder Investments VIT Funds

[diamond]  The Universal Institutional Funds, Inc.
[diamond]  Wanger Advisors Trust

     For additional information concerning the available investment options, please see Appendix A.

     Each investment option is subject to market fluctuations and the risks that come with the ownership of any security; there can be no assurance that any series will achieve its stated investment objective.

     For additional information concerning the funds, please see the appropriate fund prospectuses, which should be read carefully before investing.

     Copies of the fund prospectuses may be obtained by writing to our Annuity Operations Division or calling us at the address or telephone number provided on page 1 of this prospectus.

     The shares of the funds are not directly offered to the public. Shares of the funds are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix, PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of the funds may be offered to separate accounts of other insurance companies.

     The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. Currently, we do not foresee any such differences or disadvantages at this time. However, we intend to monitor for any material conflicts and will determine what action, if any should be taken in response to such conflicts. If such a conflict were to occur, one or more separate accounts might be required to withdraw its investments in the fund or shares of another fund may be substituted.

INVESTMENT ADVISORS AND SUBADVISORS
    For a complete list of advisors and subadvisors, please see Appendix A.

SERVICES OF THE ADVISORS
    The advisors continually furnish an investment program for each series and manage the investment and reinvestment of the assets of each series subject at all times to the authority and supervision of the trustees. A detailed discussion of the investment advisors and subadvisors, and the investment advisory and subadvisory agreements, is contained in the fund prospectuses.



GIA
--------------------------------------------------------------------------------
    In addition to the Separate Account, you may allocate premiums or transfer values to the GIA. Amounts you allocate or transfer to the GIA become part of our general account assets. You do not share in the investment experience of those assets. Rather, we guarantee a minimum rate of return on the allocated amount, as provided under the terms of your product. Although we are not obligated to credit interest at a higher rate than the minimum, we will credit any excess interest as determined by us based on expected investment yield information.


    We reserve the right to limit total deposits to the GIA, including transfers, to no more than $250,000 during any one-week period per policy.

    Subject to state regulatory approval, contracts will be subject to a maximum GIA percentage which restricts investments in the GIA. The maximum GIA percentage will never be less than 25%. No more than the maximum GIA percentage of each premium payment may be allocated to the GIA. We will not permit transfers into the GIA during the first year, nor allow any transfers during subsequent years that would result in GIA investments exceeding the maximum GIA percentage of contract value.


    In general, you may make only one transfer per year from the GIA. The amount that can be transferred out is limited to the greater of $1,000 or 25% of the value in the GIA as of the date of the transfer. Also, the total value allocated to the GIA may be transferred out to one or more of the subaccounts over a consecutive 4-year period according to the following schedule:


[diamond]  Year One:       25% of the total value
[diamond]  Year Two:       33% of remaining value
[diamond]  Year Three:     50% of remaining value
[diamond]  Year Four:      100% of remaining value

    Transfers from the GIA may also be subject to other rules as described throughout this prospectus.

    Because of exemptive and exclusionary provisions, we have not registered interests in our general account under the

Securities Act of 1933. Also, we have not registered our general account as an investment company under the 1940 Act, as amended. Therefore, neither the general account nor any of its interests are subject to these Acts, and the SEC has not reviewed the general account disclosures. These disclosures may, however, be subject to certain provisions of the federal securities law regarding accuracy and completeness of statements made in this prospectus.


PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial premium payments of:

[diamond]  Nonqualified plans--$20,000
[diamond]  Qualified plans--$20,000

    We require minimum subsequent premium payments of $1,000.

    Generally, a contract may not be purchased for a proposed owner who is 86 years of age or older. We cannot accept total premium payments in excess of $1,000,000 without our prior approval. While the owner is living and the contract is in force, premium payments may be made anytime before the maturity date of a contract.


    Premium payments received under the contract will be allocated in any combination to any subaccount or GIA in the proportion you elect or as otherwise changed by you from time to time, upon receipt. Changes in the allocation of premium payments will be effective as of receipt by our Annuity Operations Division of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any premium payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.


    In certain circumstances we may reduce the minimum initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction include:

(1) the makeup and size of the prospective group;
(2) the method and frequency of premium payments; and
(3) the amount of compensation to be paid to registered representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.


DEDUCTIONS AND CHARGES
-------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk fee. The charge is assessed against the daily net assets of the subaccounts and varies based on the death benefit option you selected. The charge under each death benefit option is equal to the following percentages on an annual basis:

--------------------------------------------------------------
   DEATH BENEFIT OPTION 1 -       DEATH BENEFIT OPTION 2 -
       RETURN OF PREMIUM               ANNUAL STEP-UP
--------------------------------------------------------------
             .375%                         .625%
--------------------------------------------------------------

    Although you bear the investment risk of the series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives.

    No mortality and expense risk fee is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us, conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us.


    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Separate Account and the contract owners.


DAILY ADMINISTRATIVE FEE

    We make a daily deduction from the contract value to cover the costs of administration. This current fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the company for administrative expenses. (This fee is not deducted from the GIA.)


TAX

    Tax is considered to be any tax charged by a state or municipality on premium payments, whether or not characterized as purchase premium tax (or premium tax). It is also other state or local taxes imposed or any other governmental fees which may be required based on the laws of the state or municipality of delivery, the owner's state or municipality of residence on the contract date. Taxes on premium payments currently range from 0% to 3.5% (the amount of state premium payment tax, if any, will vary from state to state), depending on the state. We will pay any premium payment tax, any other state or local taxes imposed or other governmental fee due and will only reimburse ourselves upon the remittance to the applicable state. For a list of states and taxes, see "Appendix C."


    We reserve the right, when calculating unit values, to deduct a credit or fee with respect to any taxes we have paid for or reserved during the valuation period that we determine to be attributable to the operation of an Investment Division. No federal income taxes are applicable under present law and we are not presently making any such deduction.

REDUCED CHARGES, CREDITS AND BONUS GUARANTEED
INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee, credit additional amounts, or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) The size and type of the group of individuals to whom the contract is offered;

(2) The amount of anticipated premium payments;

(3) Whether there is a preexisting relationship with the Company, such as being an employee of the Company, or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) Internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not unfairly discriminate against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the advisors are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each series. These fund charges and other fund expenses are described more fully in the fund prospectuses.

    We do not pay commissions to broker-dealers that sell the contract. However, a broker-dealer may assess an advisory fee as compensation for his or her services. To the extent permitted by NASD rules, overrides and promotional incentives or payments also may be provided to such broker-dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature, and similar services.


THE ACCUMULATION PERIOD
-------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your premium payments into the contract remain invested.

ACCUMULATION UNITS

    Your initial premium payment will be applied within two days of receipt at our Annuity Operations Division if the application or order form for a contract is complete. In the event that an incomplete application or order form is received, we will notify your registered representative, who in turn will contact you. If the information required to complete the application or order form is received within five days after the initial receipt of the application or order form, the premium payment will be applied within two days of the completed application or order form receipt date. If our Annuity Operations Division does not accept the application or order form within five business days of receipt by our Annuity Operations Division, then your premium payment will be immediately returned unless you request us to hold it while the application or order form is completed. Additional premium payments allocated to the GIA is deposited on the date of receipt of the premium payment at our Annuity Operations Division. Additional premium payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the premium payment at our Annuity Operations Division. The number of accumulation units of a subaccount purchased with a specific premium payment will be determined by dividing the premium payment by the value of an accumulation unit in that subaccount next determined after receipt of the premium payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable series of the funds, the expenses charged against the fund and the charges and deductions made against the subaccount.


ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts or the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by our Annuity Operations Division of written notice of election in a form satisfactory to us. A transfer among subaccounts or the GIA does not automatically change the premium payment allocation schedule of your contract.


    You may also request transfers and changes in premium payment allocations among available subaccounts or the GIA (subject to the GIA restrictions) by calling us at 800/541-0171 between the hours of 8:30 a.m. and 4:00 p.m. Eastern Time on any valuation date. You may permit your registered representative to submit transfer requests on your behalf. We will employ reasonable procedures to confirm that telephone instructions are genuine. We will require verification of account information and will record telephone instructions on tape. All telephone transfers and allocation changes will be confirmed in writing to you. To the extent that procedures reasonably designed to prevent unauthorized transfers are not followed, we may be liable for following telephone instructions for transfers that prove to be fraudulent. However, you will bear the risk of loss resulting from instructions entered by an unauthorized third party we reasonably believe to be genuine. These telephone exchange and allocation change privileges may be modified or terminated at any time. In particular, during times of extreme market volatility, telephone privileges may be difficult to exercise. In such cases you should submit written instructions.


    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, (see below), you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by our Annuity Operations Division except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greatest of $1,000 or 25% of the contract value in the GIA at the time of transfer.


DISRUPTIVE TRADING AND MARKET TIMING
    Your ability to make transfers among subaccounts under the Contract is subject to modification if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract owners.

    Frequent purchases, redemptions and transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. These risks and harmful effects include:

[diamond]  dilution of the interests of long-term investors in a subaccount, if market timers or others transfer into the subaccount at prices that are below the true value or transfer out of the subaccount at prices that are higher than the true value;

[diamond]  an adverse affect on portfolio management, as determined by portfolio management in its sole discretion, such as causing the underlying fund to maintain a higher level of cash than would otherwise be the case, or causing the underlying fund to liquidate investments prematurely; and

[diamond]  increased brokerage and administrative expenses.

    To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures, which are described in greater detail in the Statement of Additional Information.


    We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm. If we reject a transfer for any of these reasons, we will notify you of our decision in writing.


    No surrender charge will be assessed when a transfer is made. The date a premium payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers. We reserve the right to charge a transfer fee. In no event, however, will such transfer fee exceed $20 per transaction. You will be permitted at least 12 free transfers during each contract year from the subaccounts and one transfer from the GIA. However, we reserve the right to change our policy to limiting the number of transfers made during each contract year. There are additional restrictions on transfers to and from the GIA as described above and in the section titled, "GIA."


    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

OPTIONAL PROGRAMS

DOLLAR COST AVERAGING PROGRAM

    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, premium payments of $1,000,000 or more require our approval before we will accept them for processing. Values may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of six months or more. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.


    Upon completion of the Dollar Cost Averaging Program, you must notify us at 800/541-0171 or in writing to our Annuity Operations Division to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day. Transfer charges do not apply to this program.

    The Dollar Cost Averaging Program is not available to individuals while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA. Transfer charges do not apply to this program.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market. There is no cost associated with participating in this program.

SYSTEMATIC WITHDRAWAL PROGRAM
    Prior to the maturity date, you may partially withdraw amounts automatically on a monthly, quarterly, semiannual or annual basis under the Systematic Withdrawal Program.


    The minimum withdrawal amount is $100. Withdrawals will be processed on each monthly contract anniversary and any applicable tax will be applied.


    You may start or terminate this program by sending written instructions to our Annuity Operations Division. This program is not available on or after the maturity date.

INTEREST INVESTMENT PROGRAM
    We may at different times offer an Interest Investment Program. Under this program, interest earned on premium allocated to the GIA will automatically be transferred out to any of the subaccounts under the separate account.

    You may elect to transfer interest earned on premium allocated to the GIA on a monthly, quarterly, semiannual or annual basis. The amount that we transfer under the program will be based on the interest earned for the period you elect. We will process the automatic transfers on the first day of the month for the period that applies following our receipt of your transfer request. Should the first day of the applicable month fall on a holiday or weekend, we will process the transfer on the next business day.

    You must have a value of $10,000 in the GIA at all times to keep this program in effect. If the value in the GIA drops below $10,000 for any reason, then no more automatic transfers will be processed under the program. To start or stop the Interest Investment Program, you must notify us at 800/541-0171 or send a written request to our Annuity Operations Division.

    Transfers under the Interest Investment Program are not subject to the general restrictions on transfers from the GIA.

    The Interest Investment Program is not available to individuals who invest via a bank draft program or while the Dollar Cost Averaging Program or Asset Rebalancing Program are in effect.

    The Interest Investment Program does not ensure a profit nor guarantee against a loss in a declining market. There is no charge associated with participating in this program.

WITHDRAWALS
    Prior to the maturity date, amounts held under the contract may be withdrawn in whole or in part, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals. After the maturity date, unscheduled withdrawals may only be made if you have selected Annuity Payment Options K or
L. A signed written request for withdrawal must be sent to our Annuity Operations Division. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes."

    The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by our Annuity Operations Division of a written notice in a form satisfactory to us. Accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. Contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within 7 days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Payment Deferral." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the Contract Maturity Date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans in accordance with Internal Revenue Service regulations. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans--Tax Sheltered Annuities."

    Requests for partial or full withdrawals should be mailed to our Annuity Operations Division.

CONTRACT TERMINATION
    The contract will terminate without value, if on any valuation date the contract value is zero or insufficient to cover any assessed charges. Phoenix will notify you in writing that the contract has terminated.

PAYMENT UPON DEATH BEFORE MATURITY DATE

DEATH BENEFIT
    The contract offers two death benefit options. The death benefit options vary in death benefit calculation and cost. The proceeds from Death Benefit Option 1 could be equal to but never greater than the proceeds from Death Benefit Option 2. Death Benefit Option 1 guarantees that the proceeds will not be less than the premium payments paid for the contract (less any adjusted partial withdrawals). An investor could further benefit from Death Benefit Option 2 because it provides the added protection of locking in the highest contract value of any anniversary prior to the owner turning age 80 for determining the proceeds. Therefore, Death Benefit Option 2 has a greater cost associated with it. The contract owner should select the option that best meets his or her needs based on their objectives, benefits needed and the costs associated with each option. At purchase, you select the death benefit option that best meets your financial needs.

WHEN IS THE DEATH BENEFIT PAYABLE?
    A death benefit is payable when the owner (or primary annuitant when the contract is owned by a non-natural person) dies. If there is more than one owner, a death benefit is payable upon the first owner to die.

WHO RECEIVES PAYMENT?

[diamond]  DEATH OF AN OWNER
           If the owner dies before the contract maturity date, the death benefit will be paid to the beneficiary.

[diamond]  DEATH OF AN OWNER - MULTIPLE OWNERS
           If one of the owners dies prior to the maturity date, the death benefit will be paid to the surviving owner(s), if any, who will be deemed to be the designated beneficiary(s).

[diamond]  DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
           If the owner and the annuitant are not the same individual and the annuitant dies prior to the maturity date, the owner becomes the annuitant, unless the owner appoints a new annuitant. If a joint annuitant dies prior to the maturity date, a death benefit is not paid. The owner may appoint a new joint annuitant.

[diamond]  SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
           If the spouse of a deceased owner, as designated beneficiary, is entitled to receive all or some portion of the death benefit amount, the spouse may elect to continue the contract as the new owner. This election is only allowed prior to the maturity date and can be elected only one time. When the spouse elects to continue the contract, the death benefit amount that the spouse is entitled to receive will become the new contract value for the continued contract and the current death benefit option will remain in effect.

[diamond]  OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
           If the owner is not an individual, and the primary annuitant dies before the maturity date, we will pay the death benefit to the owner.

WHAT IS THE DEATH BENEFIT AMOUNT?
    The owner shall elect any of the available death benefit options at the time of the initial premium payment. If no option is elected, Death Benefit Option 1 will apply.

[diamond]  DEATH BENEFIT OPTION 1--RETURN OF PREMIUM
           Upon the death of the owner (or if there is more than one owner, on the death of the owner who dies first), the death benefit is the greater of:

           a) the sum of all of premium payments, less adjusted partial withdrawals (as defined below); or
           b)  the contract value on the claim date.

[diamond]  DEATH BENEFIT OPTION 2--ANNUAL STEP-UP

           This death benefit is based on the age of the owner. If there is more than one owner, it is based upon the age of the eldest owner at issue.


       Upon the death of the owner who has not attained age 80, the death benefit is the greater of:

           a) the sum of all premium payments, less adjusted partial withdrawals (as defined below); or
           b)  the contract value on the claim date; or
           c)  the annual step-up amount (as defined below).

       Upon the death of the owner who has attained age 80, the death benefit is the greater of:

           a) the death benefit in effect at the end of the contract year prior to the owner turning age 80, plus the sum of all premium payments less adjusted partial withdrawals (as defined below) made since the end of the contract year prior to the owner reaching age 80; or
           b)  the contract value on the claim date.

       If the owner is not an individual, the age of the primary annuitant will be used to calculate the death benefit amount. If the spouse elects to continue the contract under Death Benefit Option 2, the death benefit will be calculated using the surviving spouse's attained age. If we grant your request to change ownership, Death Benefit Option 1 shall apply, unless we agree otherwise.

       Adjusted Partial Withdrawals: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the withdrawal date.

       Annual Step-up Amount: In the first contract year the step-up amount is equal to 100% of premium payments less adjusted partial withdrawals. After that, in any following contract year the step-up amount equals the greater of (1) the step-up amount at the end of the prior contract year, plus any premium payments made since the end of the prior contract year, less any adjusted partial withdrawals made since the end of the prior year; or (2) the contract value.


    Death benefit proceeds will be payable in a single lump sum or, if the recipient chooses, in the form of an annuity option. Any such annuity option is subject to all restrictions (including minimum amount requirements) as are other annuities under this contract. In addition, there may be legal requirements that limit the recipient's annuity options and the timing of payments. See "Distributions at Death" under "Federal Income Taxes." A recipient should consult a qualified tax advisor before electing to receive an annuity.

    Depending upon state law, the amounts paid to the owner may avoid probate and the death benefit may be reduced by any tax due. For more information, see "Tax" and "Distribution at Death" under "Federal Income Taxes."


    We reserve the right to discontinue offering any one of the available death benefit options in the future.


THE ANNUITY PERIOD
-------------------------------------------------------------------------------
    The annuity period begins after the accumulation period of the contract, when annuity payments are made to you.


ANNUITY PAYMENTS

    Annuity payments will begin on the contract's maturity date if the owner is alive and the contract is still in force.

Beginning on the maturity date, investment in the Separate Account is continued unless a fixed payment annuity is selected. If you have not selected an annuity payment option by the maturity date, the default is Annuity Payment Option I--Variable Life Annuity with 10-Year Period Certain. For more information, see "Annuity Payment Options."

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial annuity payment would be payable, or make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Your contract specifies a maturity date at the time of its issuance. However, you may subsequently elect a different maturity date. The maturity date may not be earlier than the first contract anniversary. The latest maturity date is the contract anniversary nearest the annuitant's 95th birthday or ten years from the contract date, unless agreed otherwise. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity ("IRA").


    The maturity date election must be made by written notice and must be received by our Annuity Operations Division 30 days before the provisional maturity date. If you do not elect a maturity date, which is different from the provisional maturity date, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. For more information, see "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."


ANNUITY PAYMENT OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option
I) as described below. Instead of Option I, you may, by sending a written request to our Annuity Operations Division on or before the maturity date of the contract, elect any of the other annuity payment options described below. After the first annuity payment, you may not change the elected annuity payment option.

    With the exception of the Fixed Annuity Payment Options and Annuity Payment Option L, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The annuity payment rate differs according to the annuity payment option selected and the age of the annuitant(s). The annuity payment rate is applied and will determine all annuity payments for the fixed annuity payment options and the first annuity payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial annuity payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable annuity payments for a 10-Year Period Certain Variable Payment Life Annuity and for Annuity Payment Options J and K are described in more detail in the contract and in the SAI.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which annuity payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable annuity payments) and the frequency of annuity payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first annuity payment under Variable Annuity Payment Options I, J, K, M and N. Under Option L, we determine the amount of the annual distribution by dividing the amount of contract value as of the payment calculation date by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option. For more information, see "Charges For Mortality and Expense Risks" and "Charges for Administrative Services."

    The following are descriptions of the annuity payment options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact our Annuity Operations Division well in advance of the date you wish to elect an option to obtain estimates of annuity payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD
    A fixed payout annuity payable monthly while the annuitant is living or, if later, the end of the specified period certain. The period certain may be specified as 5, 10, or 20 years. The period certain must be specified at the time this option is elected.

OPTION B--NON-REFUND LIFE ANNUITY
     A fixed payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OPTION C--[RESERVED]

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
     A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    A fixed payout annuity payable monthly while the annuitant is living. If the annuitant dies before the annuity payments made under this option total an amount which refunds the entire amount applied under this option, we will make a lump sum payment equal to the entire amount applied under this option less the sum of payments already made.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN

    A fixed payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of ten years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date.


OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    A fixed payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Equal income installments of a specified amount are paid until the principal sum remaining under this option from the amount applied is less than the amount of the installment. When that happens, the principal sum remaining will be paid as a final payment. The amount specified must provide for payments for a period of at least 5 years.

OPTION I--VARIABLE LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN

    A variable payout annuity payable monthly while the annuitant is living or, if later, for ten years. If the beneficiary of any death benefits payable under this contract elects this payment option, the period certain will equal the shorter of ten years or the life expectancy of such beneficiary.


OPTION J--JOINT SURVIVOR VARIABLE LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    A variable payout annuity payable monthly while either the annuitant or joint annuitant is living, or if later, the end of 10 years. You must designate the joint annuitant at the time you elect this option. The joint annuitant must be at least age 40 on the first payment calculation date. This option is not available for the payment of any death benefit under this contract.

OPTION K--VARIABLE ANNUITY FOR A SPECIFIED PERIOD
    A variable payout annuity payable monthly over a specified period of time. Payments continue whether the annuitant lives or dies. The specified period must be in whole numbers of years from 5 to 30, but cannot be greater than 100 minus the age of the annuitant. However, if the beneficiary of any death benefits payable under this contract elects this payment option, the period selected by the beneficiary may not extend beyond the life expectancy of such beneficiary. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the number of fixed annuity units in each subaccount and affect the amount of future payments.

OPTION L--VARIABLE LIFE EXPECTANCY ANNUITY
    This option provides a variable income which is payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. This option also provides for unscheduled withdrawals. An unscheduled withdrawal will reduce the contract value and affect the amount of future payments. Upon the death of the annuitant (and joint annuitant, if applicable), any remaining contract value will be paid in a lump sum to the beneficiary.

OPTION M--UNIT REFUND VARIABLE LIFE ANNUITY

    This option provides variable monthly payments as long as the annuitant lives. In the event of the death of the annuitant, the monthly payments will stop and the beneficiary will receive a lump sum payment equal to the value of the remaining annuity units.


OPTION N--VARIABLE NON-REFUND LIFE ANNUITY
    A variable payout annuity payable monthly while the annuitant is living. No monthly payment, death benefit or refund is payable after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity payment options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Payment Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn.

    If the initial monthly annuity payment under an annuity payment option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial annuity payment would be payable, in place of all other benefits provided by the contract, or, may make periodic annuity payments quarterly, semiannually or annually in place of monthly annuity payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable annuity payment options.

PAYMENT UPON DEATH AFTER MATURITY
    If an owner dies on or after the maturity date and there is no surviving owner, any remaining certain period annuity payments will be paid to the beneficiary under the annuity payment option in effect on the date of death. Payments may not be deferred or otherwise extended. If there is a surviving owner, the payments continue as if there had been no death.

    If the annuitant and joint annuitant, if any, die and are survived by any owner(s), any remaining certain period annuity payments will be paid to such owner(s). Payments will continue under the annuity payment option in effect at the date of death and may not be deferred or otherwise extended.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------

VALUATION DATE
    A valuation date is every day the New York Stock Exchange ("NYSE") is open for trading and we are open for business. However, transaction processing may be postponed for the following reasons:

1.   the NYSE is closed or may have closed early;
2.   the SEC has determined that a state of emergency exists; or
3. on days when a certain market is closed (e.g., the U.S. Government bond market is closed on Columbus Day and Veteran's Day).

    The NYSE Board of Directors reserves the right to change the NYSE schedule as conditions warrant. On each valuation date, the value of the Separate Account is determined at the close of the NYSE (usually 4:00 p.m. eastern time). The NYSE is scheduled to be closed on the following days:


--------------------------------- ----------------------

New Year's Day                    Independence Day
--------------------------------- ----------------------
Martin Luther King, Jr. Day       Labor Day
--------------------------------- ----------------------
Washington's Birthday             Thanksgiving Day
--------------------------------- ----------------------
Good Friday                       Christmas Day
--------------------------------- ----------------------
Memorial Day
--------------------------------- ----------------------


VALUATION PERIOD
--------------------------------------------------------------------------------
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE

    The value of one accumulation unit was set at $1.000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.


NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk fees and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.

MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract to a spouse or a grantor trust. A written notice of such assignment must be filed with our Annuity Operations Division before it will be honored.


    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. For more information, see "Surrenders or Withdrawals Prior to the Contract Maturity Date." Transfer of ownership will nullify the original death benefit option and the death benefit option will become Death Benefit Option 1.


    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.


PAYMENT DEFERRAL

    Payment of the contract value in a single sum upon a partial withdrawal or full surrender of the contract will ordinarily be made within seven days after receipt of the written request by our Annuity Operations Division. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.


FREE LOOK PERIOD

    We may mail the contract to you or we may deliver it to you in person. You may return a contract for any reason within ten days after you receive it and receive in cash the adjusted contract value less any charges. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial premium payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial premium payment has been allocated to the GIA, we also will refund any earned interest. Your premium will automatically be applied to the various subaccounts in accordance with your instructions for the allocation of premium provided when you purchased the contract. If applicable state law requires, we will return the full amount of any premium payments we received.


    In states that require return of premium payments during the Free Look Period, we reserve the right to issue the Temporary Money Market Allocation Amendment with the contract during periods of extreme market volatility. If this amendment is issued with your contract, we will allocate those portions of your initial premium payment designated for the subaccounts to the Phoenix-Goodwin Money Market Subaccount. Those portions designated for the GIA will be allocated to those accounts. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract that necessitates a corresponding change in the prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    If, in the judgment of Phoenix's management, one or more of the funds becomes unsuitable for investment by contract owners, we reserve the right to substitute accumulation units of another subaccount for accumulation units already purchased or to be purchased in the future by premium payments under this contract. Any substitution will be subject to approval by the SEC, if required, and where required, one or more state insurance departments.

OWNERSHIP OF THE CONTRACT

    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. More than one owner may own a contract as joint owner. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified advisor should be consulted before any such transfer is attempted.



FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION

    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("qualified plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our income tax status, on the type of retirement plan for which the contract is purchased, and upon the income tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The income tax rules are complicated and this discussion is intended only to make you aware of the issues. Each person concerned should consult a professional tax advisor. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts or any transactions involving the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the funds, please see the fund prospectuses.


INCOME TAX STATUS

    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Separate Account is not a separate entity from Phoenix and its operations form a part of Phoenix, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NONQUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural

Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. One or more of the options available may, in some cases, exceed the greater of the sum of premium payments or the contract value. The IRS may take the position with respect to these death benefit guarantees that they are not part of the annuity contract. In such a case, the charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchase payments for the contract would not be deductible. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit guarantee under this contract or any amendments, benefits or endorsements to the contract.

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT
MATURITY DATE
    Code Section 72 provides that a withdrawal or surrender of the contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received in excess of the "investment in the contract" on account of a withdrawal or surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a withdrawal from a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT
MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities started after November 18, 1996.


    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies our Annuity Operations Division of that election.


PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered, withdrawn or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs);
(v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to qualified plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."



ADDITIONAL CONSIDERATIONS


DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under qualified plans (other than Code Section 457 Plans). However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax advisor.

    If the primary annuitant, which is not the contract owner, dies before the maturity date, the owner will become the annuitant unless the owner appoints another annuitant. If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, however, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the earliest death of any of the contract owners.

    If the contract owner or a joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Payment Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.


TRANSFER OF ANNUITY CONTRACTS

    Transfers of nonqualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses and incident to a divorce.


CONTRACTS OWNED BY NON-NATURAL PERSONS

    If a non-natural person (for example, a corporation) holds the contract, the income on that contract (generally the increase in the net surrender value less the premium payments paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan.


SECTION 1035 EXCHANGES

    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisors.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all nonqualified annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The U.S. Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax advisor before purchasing more than one contract or other annuity contracts.

OWNER CONTROL
    For variable annuity contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate account values from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

    In 2003, the Internal Revenue Service (IRS) in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

    The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets. Under this contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the contract owner and Phoenix regarding the availability of a particular investment option and, other than the contract owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by us or an advisor in its sole and absolute discretion.

    At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under section 72 of the Internal Revenue Code, Phoenix reserves the right to modify the contract to the extent required to maintain favorable tax treatment.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each series of the funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter, the series' assets be invested in no more than:

[diamond] 55% in any 1 investment
[diamond] 70% in any 2 investments
[diamond] 80% in any 3 investments
[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a series as an asset of the Separate Account, and each series of the funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Separate Account will cause the contract owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which it was held that the contract owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being determined retroactively to be the owner of the assets of the Separate Account.


    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS

     Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the qualified plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan Contracts (i.e., the funds) will be structured to comply with the diversification standards because the funds serve as the investment vehicle for nonqualified contracts as well as qualified plan contracts.

    Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

TAXATION OF ANNUITIES IN GENERAL--QUALIFIED PLANS
    The contracts may be used with several types of qualified plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans and State Deferred Compensation Plans will be treated, for purposes of this discussion, as qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of qualified plans. Phoenix reserves the right at any time to discontinue the availability of this contract for use with qualified plans. Participants under such qualified plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such qualified plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consent that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected annuity payment option may not be enforceable.

    As the owner of the contract, you may elect one of the available death benefit guarantees under the contract. We are of the opinion that the death benefit guarantees available under the contract are part of the annuity contract. One or more of the death benefit guarantees available may exceed the greater of the sum of premium payments or the contract value. The contract and its amendments, benefits or endorsements (together referred to herein as the "contract") have not been reviewed by the IRS for qualification as an IRA or any other qualified plan. Moreover, the IRS has not addressed in a ruling of general applicability whether a death benefit option such as the those available under the contract complies with the qualification requirements for an IRA or any other qualified plan. There is a risk that the IRS would take the position that one or more of the death benefit guarantees are not part of the annuity contract. In such a case, charges against the cash value of the annuity contract or charges withheld from a rollover for the benefits would be considered distributions subject to tax, including penalty taxes, and charges withheld from purchases for the contract would not be deductible. While we regard the death benefit guarantees available for your election under the contract as a permissible benefit under an IRA, the IRS may take a contrary position regarding tax qualification resulting in deemed distributions and penalty taxes. If the IRS were to take this position, we would take all reasonable steps to avoid this result, which would include the right to amend the contract, with appropriate notice to you. You should consult with your tax advisor before electing a death benefit option under this contract for an IRA or other qualified plan.

    Certain death benefit guarantees may be purchased under your contract. IRA's and other qualified contracts generally may not invest in life insurance contracts. If you own an IRA or other qualified contract and purchase these death benefit guarantees, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the IRA or qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not be invested in life insurance, but may provide, in the case of death during the accumulation phase, for a death benefit payment equal to the greater of sum of premium payments (less withdrawals) or contract value. This contract offers death benefits, which may exceed the greater of sum of premium payments (less withdrawals) or contract value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) or other qualified contract. That determination could result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

    Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under qualified plans. See your tax advisor if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE VS. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain qualified plans will utilize annuity tables that do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain nonqualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing qualified plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of qualified plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3), to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make withdrawals from, or surrenders of, Code Section 403(b) Contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or (b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) Contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) Contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. A loan from a participant's contract value may be requested only if we make loans available with the contract and if the employer permits loans under their tax-sheltered annuity program. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any withdrawal charge; and (b) 50% of the contract value minus any withdrawal charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan, then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greatest of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity loans (as described in IRC
Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium payments allocation on file with us.

    If we do not receive a loan repayment before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution, interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ANNUITIES

    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.


CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

DEFERRED COMPENSATION PLANS WITH RESPECT TO SERVICE FOR STATE AND LOCAL GOVERNMENTS AND TAX EXEMPT ORGANIZATIONS
    Code Section 457 provides for certain deferred compensation plans with respect to service for state and local governments and certain other entities. The contracts may be used in connection with these plans; however, under these plans if issued to tax exempt organizations, the contract owner is the plan sponsor, and the individual participants in the plans are the annuitants. Under such contracts, the rights of individual plan participants are governed solely by their agreements with the plan sponsor and not by the terms of the contracts. Effective in 1997 for new state and local government plans, such plans must be funded through a tax-exempt annuity contract held for the exclusive benefit of plan participants.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a qualified plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a qualified plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible qualified plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.


SEEK TAX ADVICE

    The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a qualified plan and purchase of a contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.



SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    Contracts may be purchased from registered representatives of WS Griffith Securities, Inc. (formerly known as W.S. Griffith & Co., Inc.) ("WSG"), located at One American Row, Hartford, Connecticut. WSG is a New York corporation incorporated on August 7, 1970, licensed to sell Phoenix insurance policies as well as policies, annuity contracts and funds of companies affiliated with Phoenix. WSG is an indirect, wholly owned subsidiary of The Phoenix Companies, Inc., and is an affiliate of Phoenix. WSG is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 ("1934 Act") and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Phoenix Equity Planning Corporation ("PEPCO") serves as national distributor of the contracts. PEPCO is located at 56 Prospect Street, Hartford, Connecticut. PEPCO is also an indirect, wholly owned subsidiary of The Phoenix Companies and is an affiliate of Phoenix.


    Contracts may also be purchased through other broker-dealers registered under the 1934 Act whose representatives are authorized by applicable law to sell policies under terms of agreement provided by PEPCO. The maximum dealer concession that a selling broker will receive for selling a contract is 8.00%.



STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which we do an insurance business.


    State regulation of Phoenix includes certain limitations on the investments that may be made for its General Account and separate accounts, including the Separate Account. It does not include, however, any supervision over the investment policies of the Separate Account.

SERVICING AGENT
--------------------------------------------------------------------------------
    The Phoenix Edge Series Fund reimburses Phoenix Life Insurance Company for various shareholder services provided by the Variable Product Operations area. The functions performed include investor inquiry support, shareholder trading, confirmation of investment activity, quarterly statement processing and Web/Interactive Voice Response trading. The rate of reimbursement for 2004 is 0.08% of the fund's average daily net assets. The total administrative service fees paid by the fund for the last three fiscal years follows:

------------------------------- --------------------------
   YEAR ENDED DECEMBER 31,              FEE PAID
------------------------------ --------------------------
             2001                          N/A
------------------------------- --------------------------
             2002                          N/A
------------------------------- --------------------------
             2003                     $1.8 Million
------------------------------- --------------------------


REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Separate Account will be furnished to you at least annually.



VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding series of the funds. We are the legal owner of those shares and as such have the right to vote to elect the Board of Trustees of the funds, to vote upon certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the funds at regular and special meetings of the shareholders of the funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote fund shares attributable to any of our assets and fund shares held in each subaccount, for which no timely instructions from owners are received, in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the fund in its own right, we may elect to do so.

    Matters on which owners may give voting instructions include the following:
(1) election of the Board of Trustees of a fund; (2) ratification of the independent accountant for a fund; (3) approval or amendment of the investment advisory agreement for the series of the fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such series; and (5) any other matter requiring a vote of the shareholders of a fund. With respect to amendment of any investment advisory agreement or any change in a series' fundamental investment policy, owners participating in such series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for fund shareholders chosen by the Board of Trustees of a fund. We will furnish you with the proper forms and proxies to enable you to give us your instructions.


TEXAS OPTIONAL RETIREMENT PROGRAM
--------------------------------------------------------------------------------
    Participants in the Texas Optional Retirement Program may not receive the proceeds of a withdrawal from, or complete surrender of, a contract, or apply them to provide annuity payment options prior to retirement except in the case of termination of employment in the Texas public institutions of higher education, death or total disability. Such proceeds, however, may be used to fund another eligible retirement vehicle.


LEGAL MATTERS
--------------------------------------------------------------------------------

    Matthew A. Swendiman, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.



SAI TABLE OF CONTENTS
--------------------------------------------------------------------------------

    The SAI contains more specific information and financial statements relating to the Separate Account and Phoenix. The Table of Contents of the SAI is set forth below:

[diamond] Phoenix Life Insurance Company
[diamond] Underwriter
[diamond] Disruptive Trading and Market Timing
[diamond] Performance History
[diamond] Calculation of Yield and Return
[diamond] Calculation of Annuity Payments
[diamond] Experts
[diamond] Separate Account Financial Statements
[diamond] Company Financial Statements


    Contract owner inquiries and requests for an SAI should be directed, in writing, to our Annuity Operations Division at PO Box 8027, Boston, Massachusetts 02266-8027, or by calling us at 800/541-0171.

APPENDIX A - INVESTMENT OPTIONS

---------------------------------------------------------------------------------------------------------------------

INVESTMENT TYPE
---------------------------------------------------------------------------------------------------------------------

                                                                            Investment Type
                                                 --------------------------------------------------------------------
                                                   Aggressive                           Growth &
                  Series                             Growth     Conservative   Growth    Income    Income   Specialty
---------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                                                   |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-AIM Mid-Cap Equity                                                       |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Alliance/Bernstein Enhanced Index                                        |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Alliance/Bernstein Growth + Value                                        |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Duff & Phelps Real Estate Securities                                                                   |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Engemann Capital Growth                                                  |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Engemann Small & Mid-Cap Growth                |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Goodwin Money Market                                         |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Goodwin Multi-Sector Fixed Income                                                            |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Goodwin Multi-Sector Short Term Bond                                                         |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Kayne Rising Dividends                                                             |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Kayne Small-Cap Quality Value                                            |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Lazard International Equity Select                                       |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Lazard Small-Cap Value                                                   |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Lazard U.S. Multi-Cap                                                    |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Lord Abbett Bond-Debenture                                                                   |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Lord Abbett Large-Cap Value                                                        |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Lord Abbett Mid-Cap Value                                                |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-MFS Investors Growth Stock                                               |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-MFS Investors Trust                                                                |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-MFS Value                                                                          |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Northern Dow 30                                                          |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Northern Nasdaq-100 Index(R)                                             |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Oakhurst Growth and Income                                                         |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Oakhurst Strategic Allocation                                                      |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Oakhurst Value Equity                                                    |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Sanford Bernstein Global Value                                                     |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Sanford Bernstein Mid-Cap Value                                                    |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Sanford Bernstein Small-Cap Value                                                  |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Seneca Mid-Cap Growth                          |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-Seneca Strategic Theme                                                   |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Phoenix-State Street Research Small-Cap Growth                                   |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
AIM V.I. Capital Appreciation Fund                                               |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
AIM V.I. Premier Equity Fund                                                     |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Alger American Leveraged AllCap Portfolio                                        |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Federated Fund for U.S. Government Securities II                                                     |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Federated High Income Bond Fund II                                                         |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
VIP Contrafund(R) Portfolio                                                      |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
VIP Growth Opportunities Portfolio                                               |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
VIP Growth Portfolio                                                             |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Mutual Shares Securities Fund                                                              |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Templeton Foreign Securities Fund                                                |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Templeton Growth Securities Fund                                                 |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Rydex Variable Trust Juno Fund                                                                                 |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Rydex Variable Trust Nova Fund                         |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Rydex Variable Trust Sector Rotation Fund                                                                      |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Scudder VIT EAFE(R) Equity Index Fund                  |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Scudder VIT Equity 500 Index Fund                                                |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Technology Portfolio                                                                                           |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Wanger International Select                            |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Wanger International Small Cap                         |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Wanger Select                                                                    |X|
------------------------------------------------- ------------ -------------- -------- ---------- -------- ----------
Wanger U.S. Smaller Companies                                                    |X|

---------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISORS

------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Advisors
                                                 -----------------------------------------------------------------------------------
                                                    Phoenix      Phoenix    Duff & Phelps                              Deutsche
                                                   Investment   Variable     Investment        AIM      Fred Alger       Asset
                                                    Counsel,    Advisors,    Management     Advisors,   Management,   Management,
                      Series                          Inc.         Inc.          Co.           Inc.         Inc.          Inc.
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International                         |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-AIM Mid-Cap Equity                                         |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Alliance/Bernstein Enhanced Index                          |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Alliance/Bernstein Growth + Value                          |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Duff & Phelps Real Estate Securities                                     |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Engemann Capital Growth                        |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Engemann Small & Mid-Cap Growth                |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Goodwin Money Market                           |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Goodwin Multi-Sector Fixed Income              |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Goodwin Multi-Sector Short Term Bond           |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Kayne Rising Dividends                         |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Kayne Small-Cap Quality Value                  |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Lazard International Equity Select                         |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Lazard Small-Cap Value                                     |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Lazard U.S. Multi-Cap                                      |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Lord Abbett Bond-Debenture                                 |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Lord Abbett Large-Cap Value                                |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Lord Abbett Mid-Cap Value                                  |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-MFS Investors Growth Stock                                 |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-MFS Investors Trust                                        |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-MFS Value                                                  |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Northern Dow 30                                            |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Northern Nasdaq-100 Index(R)                               |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Oakhurst Growth and Income                     |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Oakhurst Strategic Allocation                  |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Oakhurst Value Equity                          |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Sanford Bernstein Global Value                             |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Sanford Bernstein Mid-Cap Value                            |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Sanford Bernstein Small-Cap Value                          |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Seneca Mid-Cap Growth                          |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-Seneca Strategic Theme                         |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Phoenix-State Street Research Small-Cap Growth                     |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
AIM V.I. Capital Appreciation Fund                                                             |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
AIM V.I. Premier Equity Fund                                                                   |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Alger American Leveraged AllCap Portfolio                                                                   |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Federated Fund for U.S. Government Securities II
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Federated High Income Bond Fund II
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
VIP Contrafund(R) Portfolio
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
VIP Growth Opportunities Portfolio
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
VIP Growth Portfolio
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Mutual Shares Securities Fund
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Templeton Foreign Securities Fund
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Templeton Growth Securities Fund
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Rydex Variable Trust Juno Fund
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Rydex Variable Trust Nova Fund
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Scudder VIT EAFE(R) Equity Index Fund                                                                                      |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Scudder VIT Equity 500 Index Fund                                                                                          |X|
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Technology Portfolio
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Wanger International Select
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Wanger International Small Cap
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Wanger Select
------------------------------------------------- ------------ ----------- --------------- ----------- ------------- ---------------
Wanger U.S. Smaller Companies

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                     Advisors
                                                 -----------------------------------------------------------------------------------
                                                   Federated      Fidelity      Franklin      Morgan Stanley             Templeton
                                                   Investment    Management      Mutual         Investment    Rydex        Asset
                                                   Management,  and Research    Advisers,       Management    Global     Management,
                      Series                         Company      Company          LLC             Inc.       Advisors      Ltd.
----------------------------------------------------------------------------------------------------------------------- ------------

Phoenix-Aberdeen International
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Alliance/Bernstein Enhanced Index
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Alliance/Bernstein Growth + Value
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Duff & Phelps Real Estate Securities
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Engemann Capital Growth
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Goodwin Money Market
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Goodwin Multi-Sector Fixed Income
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Goodwin Multi-Sector Short Term Bond
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Kayne Rising Dividends
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Lazard International Equity Select
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-MFS Investors Trust
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-MFS Value
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Northern Dow 30
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Oakhurst Value Equity
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Sanford Bernstein Global Value
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-Seneca Strategic Theme
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
AIM V.I. Premier Equity Fund
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Federated Fund for U.S. Government Securities II       |X|
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Federated High Income Bond Fund II                     |X|
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
VIP Contrafund(R) Portfolio                                          |X|
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
VIP Growth Opportunities Portfolio                                   |X|
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
VIP Growth Portfolio                                                 |X|
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Mutual Shares Securities Fund                                                      |X|
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Templeton Foreign Securities Fund
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Templeton Growth Securities Fund
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Rydex Variable Trust Juno Fund                                                                                   |X|
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Rydex Variable Trust Nova Fund                                                                                   |X|
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Rydex Variable Trust Sector Rotation Fund                                                                        |X|
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Technology Portfolio                                                                                |X|
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Wanger International Select
------------------------------------------------- ------------ ------------- --------------- --------------- ---------- ------------
Wanger International Small Cap
------------------------------------------------- ------------ ------------- --------------- --------------- -----------------------
Wanger Select
------------------------------------------------- ------------ ------------- --------------- --------------- -----------------------
Wanger U.S. Smaller Companies

------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                  Advisors
                                                 -----------------------------------------------------------------------------------
                                                    Templeton    Templeton        Wanger
                                                     Global     Investment        Asset
                                                    Advisors,    Counsel        Management,
                      Series                         Limited      Inc.             L.P.
--------------------------------------------------------------------------------------------

Phoenix-Aberdeen International
------------------------------------------------- ------------ ------------- ---------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Alliance/Bernstein Enhanced Index
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Alliance/Bernstein Growth + Value
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Duff & Phelps Real Estate Securities
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Engemann Capital Growth
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Goodwin Money Market
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Goodwin Multi-Sector Fixed Income
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Goodwin Multi-Sector Short Term Bond
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Kayne Rising Dividends
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Lazard International Equity Select
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------- ------------ ------------- ---------------
Phoenix-MFS Investors Growth Stock
------------------------------------------------- ------------ ------------- ---------------
Phoenix-MFS Investors Trust
------------------------------------------------- ------------ ------------- ---------------
Phoenix-MFS Value
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Northern Dow 30
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Oakhurst Growth and Income
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Oakhurst Strategic Allocation
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Oakhurst Value Equity
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Sanford Bernstein Global Value
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------- ------------ ------------- ---------------
Phoenix-Seneca Strategic Theme
------------------------------------------------- ------------ ------------- ---------------
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------- ------------ ------------- ---------------
AIM V.I. Capital Appreciation Fund
------------------------------------------------- ------------ ------------- ---------------
AIM V.I. Premier Equity Fund
------------------------------------------------- ------------ ------------- ---------------
Alger American Leveraged AllCap Portfolio
------------------------------------------------- ------------ ------------- ---------------
Federated Fund for U.S. Government Securities II
------------------------------------------------- ------------ ------------- ---------------
Federated High Income Bond Fund II
------------------------------------------------- ------------ ------------- ---------------
VIP Contrafund(R) Portfolio
------------------------------------------------- ------------ ------------- ---------------
VIP Growth Opportunities Portfolio
------------------------------------------------- ------------ ------------- ---------------
VIP Growth Portfolio
------------------------------------------------- ------------ ------------- ---------------
Mutual Shares Securities Fund
------------------------------------------------- ------------ ------------- ---------------
Templeton Foreign Securities Fund                                    |X|
------------------------------------------------- ------------ ------------- ---------------
Templeton Growth Securities Fund                       |X|
------------------------------------------------- ------------ ------------- ---------------
Rydex Variable Trust Juno Fund
------------------------------------------------- ------------ ------------- ---------------
Rydex Variable Trust Nova Fund
------------------------------------------------- ------------ ------------- ---------------
Rydex Variable Trust Sector Rotation Fund
------------------------------------------------- ------------ ------------- ---------------
Scudder VIT EAFE(R) Equity Index Fund
------------------------------------------------- ------------ ------------- ---------------
Scudder VIT Equity 500 Index Fund
------------------------------------------------- ------------ ------------- ---------------
Technology Portfolio
------------------------------------------------- ------------ ------------- ---------------
Wanger International Select                                                        |X|
------------------------------------------------- ------------ ------------- ---------------
Wanger International Small Cap                                                     |X|
------------------------------------------------- ------------ ------------- ---------------
Wanger Select                                                                      |X|
------------------------------------------------- ------------ ------------- ---------------
Wanger U.S. Smaller Companies                                                      |X|

--------------------------------------------------------------------------------------------

INVESTMENT SUBADVISORS

------------------------------------------------------------------------------------------------------------------------------------

                                                                                     Advisors
                                                 -----------------------------------------------------------------------------------
                                                                                              Kayne Aderson
                                                    Aberdeen        AIM         Alliance         Rudnick       Lazard        Lord,
                                                      Fund        Capital       Capital         Investment      Asset       Abbett
                                                    Managers,    Management,   Management,      Management   Management,     & Co.
                      Series                          Inc.          Inc.          L.P.             LLC        Advisors        LLC
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International                         |X|
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-AIM Mid-Cap Equity                                           |X|
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-Alliance/Bernstein Enhanced Index                                          |X|
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-Alliance/Bernstein Growth + Value                                          |X|
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-Engemann Capital Growth
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-Engemann Small & Mid-Cap Growth
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-Kayne Rising Dividends                                                                      |X|
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-Kayne Small-Cap Quality Value                                                               |X|
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-Lazard International Equity Select                                                                       |X|
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-Lazard Small-Cap Value                                                                                   |X|
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-Lazard U.S. Multi-Cap                                                                                    |X|
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-Lord Abbett Bond-Debenture                                                                                            |X|
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-Lord Abbett Large-Cap Value                                                                                           |X|
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-Lord Abbett Mid-Cap Value                                                                                             |X|
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-MFS Investors Growth Stock
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-MFS Investors Trust
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-MFS Value
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-Northern Dow 30
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-Northern Nasdaq-100 Index(R)
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-Sanford Bernstein Global Value
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-Seneca Mid-Cap Growth
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-Seneca Strategic Theme
------------------------------------------------- ------------ ------------- --------------- --------------- ------------ ----------
Phoenix-State Street Research Small-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
                                                                                   Advisors
                                                 ------------------------------------------------------------------------------
                                                                                                     Seneca       State Street
                                                       MFS          Northern         Engemann        Capital       Research &
                                                    Investment       Trust           Asset         Management,     Management
                      Series                        Management Investments, N.A.    Management         LLC          Company
-------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-AIM Mid-Cap Equity
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-Alliance/Bernstein Enhanced Index
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-Alliance/Bernstein Growth + Value
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-Engemann Capital Growth                                                        |X|
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-Engemann Small & Mid-Cap Growth                                                |X|
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-Kayne Rising Dividends
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-Kayne Small-Cap Quality Value
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-Lazard International Equity Select
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-Lazard Small-Cap Value
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-Lazard U.S. Multi-Cap
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-Lord Abbett Bond-Debenture
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-Lord Abbett Large-Cap Value
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-Lord Abbett Mid-Cap Value
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-MFS Investors Growth Stock                     |X|
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-MFS Investors Trust                            |X|
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-MFS Value                                      |X|
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-Northern Dow 30                                                |X|
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-Northern Nasdaq-100 Index(R)                                   |X|
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-Sanford Bernstein Global Value
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-Sanford Bernstein Mid-Cap Value
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-Sanford Bernstein Small-Cap Value
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-Seneca Mid-Cap Growth                                                                           |X|
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-Seneca Strategic Theme                                                                          |X|
------------------------------------------------- ------------ ----------------- --------------- --------------- --------------
Phoenix-State Street Research Small-Cap Growth                                                                       |X|

-------------------------------------------------------------------------------------------------------------------------------

APPENDIX B - Glossary of Special Terms
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this prospectus.


ANNUITANT(S)/JOINT ANNUITANT: There may be one or two annuitants. One is the primary annuitant and the other is considered to be the joint annuitant. Prior to the maturity date, the annuitants may be changed. However, there may be tax consequences.

ANNUITY PAYMENT OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Payment Options."


ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable Annuity Payment Options I, J, K, M and N.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at our Annuity Operations Division.

CONTRACT DATE: The date that the initial premium payment is invested under a contract.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract.


CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA. For the Tax-sheltered Annuity Plan (as described in Internal Revenue Code (IRC)
Section 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Separate Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.

DEATH BENEFIT OPTIONS: The selected death benefit option determines the method of death benefit calculation upon death of the owner or if there is more than one owner, on the earliest death of any of the owners.


FIXED PAYMENT ANNUITY: An annuity providing payments with a fixed dollar amount after the first payment is made.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC Section 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.


MATURITY DATE: The date elected by the owner as to when annuity payments will begin. Unless we agree otherwise, the maturity date will not be any earlier than the first contract anniversary and no later than the younger annuitant's 95th birthday or ten years from the contract date. The election is subject to certain conditions described in "The Annuity Period." If more than one annuitant, the primary annuitant's age will be used to determine that maturity date.


NET ASSET VALUE: Net asset value of a series' shares is computed by dividing the value of the net assets of the series by the total number of the series' outstanding shares.

PHOENIX (OUR, US, WE, COMPANY): Phoenix Life Insurance Company.


SEPARATE ACCOUNT: Phoenix Life Accumulation Account.

SEPARATE ACCOUNT VALUE: The value of all assets held in the Separate Account.


VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary with the investment experience of the subaccounts.

APPENDIX C - DEDUCTIONS FOR TAXES - QUALIFIED AND NONQUALIFIED ANNUITY CONTRACTS
--------------------------------------------------------------------------------



                                                           UPON           UPON
STATE                                                PREMIUM PAYMENT  ANNUITIZATION  NONQUALIFIED  QUALIFIED
-----                                                ---------------  -------------  ------------  ---------

California ..........................................                      X             2.35%       0.50%


Maine................................................      X                             2.00*

Nevada...............................................                      X             3.50

South Dakota.........................................      X                             1.25**

West Virginia........................................                      X             1.00        1.00

Wyoming..............................................                      X             1.00

Commonwealth of Puerto Rico..........................                      X             1.00        1.00

NOTE: The above tax deduction rates are as of January 1, 2004. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, we reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Taxes, see "Description of Fees - Tax."



------------------

* Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

** South Dakota law provides a lower rate of .8% that applies to premium payments received in excess of $500,000 in a single calendar year.

APPENDIX D - Financial Highlights
--------------------------------------------------------------------------------
    The following table gives the historical unit values for a single share of each of the available subaccounts. More information can be obtained in the Statement of Additional Information ("SAI"). You may obtain a copy of the SAI free of charge by calling us at 800/541-0171 or by writing to:

                  Phoenix Life Insurance Company
                  Annuity Operations Division
                  PO Box 8027
                  Boston, MA 02266-8027

DEATH BENEFIT OPTION 1 CONTRACTS

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
------------------------------------------------------------------- --------------------- --------------------- --------------------

PHOENIX-ABERDEEN INTERNATIONAL
=================================================================== ===================== ===================== ====================


PHOENIX-AIM MID-CAP EQUITY
=================================================================== ===================== ===================== ====================


PHOENIX-ALLIANCE/BERNSTEIN ENHANCED INDEX
=============================================================================================================== ====================


PHOENIX-ALLIANCE/BERNSTEIN GROWTH + VALUE
=================================================================== ===================== ===================== ====================


PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES
=================================================================== ===================== ===================== ====================


PHOENIX-ENGEMANN CAPITAL GROWTH
=================================================================== ===================== ===================== ====================


PHOENIX-ENGEMANN SMALL & Mid-Cap Growth
=================================================================== ===================== ===================== ====================


PHOENIX-GOODWIN MONEY MARKET
=================================================================== ===================== ===================== ====================


PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME
=================================================================== ===================== ===================== ====================


PHOENIX-GOODWIN MULTI-SECTOR SHORT TERM BOND
=================================================================== ===================== ===================== ====================


PHOENIX-KAYNE RISING DIVIDENDS
=================================================================== ===================== ===================== ====================


PHOENIX-KAYNE SMALL-CAP QUALITY VALUE
=================================================================== ===================== ===================== ====================


PHOENIX-LAZARD INTERNATIONAL EQUITY SELECT
=================================================================== ===================== ===================== ====================


PHOENIX-LAZARD SMALL-CAP VALUE
=================================================================== ===================== ===================== ====================


PHOENIX-LAZARD U.S. MULTI-CAP
=================================================================== ===================== ===================== ====================



  *Date subaccount began operations

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
=================================================================== ===================== ===================== ====================


PHOENIX-LORD ABBETT BOND-DEBENTURE
=================================================================== ===================== ===================== ====================


PHOENIX-LORD ABBETT LARGE-CAP VALUE
=================================================================== ===================== ===================== ====================


PHOENIX-LORD ABBETT MID-CAP VALUE
=================================================================== ===================== ===================== ====================


PHOENIX-MFS INVESTORS GROWTH STOCK
=================================================================== ===================== ===================== ====================


PHOENIX-MFS INVESTORS TRUST
=================================================================== ===================== ===================== ====================


PHOENIX-MFS VALUE
=================================================================== ===================== ===================== ====================


PHOENIX-NORTHERN DOW 30
=================================================================== ===================== ===================== ====================


PHOENIX-NORTHERN NASDAQ-100 INDEX(R)
=============================================================================================================== ====================


PHOENIX-OAKHURST GROWTH AND INCOME
=================================================================== ===================== ===================== ====================


PHOENIX-OAKHURST STRATEGIC ALLOCATION
=================================================================== ===================== ===================== ====================


PHOENIX-OAKHURST VALUE EQUITY
=================================================================== ===================== ===================== ====================


PHOENIX-SANFORD BERNSTEIN GLOBAL VALUE
=================================================================== ===================== ===================== ====================


PHOENIX-SANFORD BERNSTEIN MID-CAP VALUE
=================================================================== ===================== ===================== ====================


PHOENIX-SANFORD BERNSTEIN SMALL-CAP VALUE
=================================================================== ===================== ===================== ====================


PHOENIX-SENECA MID-CAP GROWTH
=================================================================== ===================== ===================== ====================


PHOENIX-SENECA STRATEGIC THEME
=================================================================== ===================== ===================== ====================


PHOENIX-STATE STREET RESEARCH SMALL-CAP GROWTH
=================================================================== ===================== ===================== ====================


AIM V.I. CAPITAL APPRECIATION FUND
=================================================================== ===================== ===================== ====================


AIM V.I. PREMIER EQUITY FUND
=================================================================== ===================== ===================== ====================


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
=================================================================== ===================== ===================== ====================

  *Date subaccount began operations

                                                                                                                       UNITS
                                                                         SUBACCOUNT            SUBACCOUNT       OUTSTANDING AT END
                                                                         UNIT VALUE            UNIT VALUE            OF PERIOD
                            SUBACCOUNT                              BEGINNING OF PERIOD      END OF PERIOD          (THOUSANDS)
=================================================================== ===================== ===================== ====================


FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
=================================================================== ===================== ===================== ====================
         From 05/16/02 to 12/31/02                                          $2.000                $1.043                 136


FEDERATED HIGH INCOME BOND FUND II
=================================================================== ===================== ===================== ====================


VIP CONTRAFUND(R) PORTFOLIO
=================================================================== ===================== ===================== ====================


VIP GROWTH OPPORTUNITIES PORTFOLIO
=================================================================== ===================== ===================== ====================


VIP GROWTH PORTFOLIO
=================================================================== ===================== ===================== ====================


MUTUAL SHARES SECURITIES FUND
=================================================================== ===================== ===================== ====================


TEMPLETON FOREIGN SECURITIES FUND
=================================================================== ===================== ===================== ====================


TEMPLETON GROWTH SECURITIES FUND
=============================================================================================================== ====================


RYDEX VARIABLE TRUST JUNO FUND
=================================================================== ===================== ===================== ====================


RYDEX VARIABLE TRUST NOVA FUND
=================================================================== ===================== ===================== ====================


RYDEX VARIABLE TRUST SECTOR ROTATION FUND
=================================================================== ===================== ===================== ====================


SCUDDER VIT EAFE(R) EQUITY INDEX FUND
=================================================================== ===================== ===================== ====================


SCUDDER VIT EQUITY 500 INDEX FUND
=================================================================== ===================== ===================== ====================


TECHNOLOGY PORTFOLIO
=================================================================== ===================== ===================== ====================


WANGER INTERNATIONAL SELECT
=================================================================== ===================== ===================== ====================


WANGER INTERNATIONAL SMALL CAP
=================================================================== ===================== ===================== ====================


WANGER SELECT
=================================================================== ===================== ===================== ====================


WANGER U.S. SMALLER COMPANIES
========================================================================================= ===================== ====================



*Date subaccount began operations

                                     PART B

                              PHOENIX ASSET MANAGER

         PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT ("SEPARATE ACCOUNT")

                         PHOENIX LIFE INSURANCE COMPANY

                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT

                       STATEMENT OF ADDITIONAL INFORMATION

HOME OFFICE:                                      PHOENIX LIFE INSURANCE COMPANY
One American Row                                     ANNUITY OPERATIONS DIVISION
Hartford, Connecticut                                                PO Box 8027
                                                Boston, Massachusetts 02266-8027







                                   May 1, 2004

   This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus, dated May 1, 2004. You may obtain a copy of the prospectus without charge by contacting Phoenix Life Insurance Company ("Phoenix") at the above address or by calling 800/541-0171.







                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----


Phoenix Life Insurance Company...........................................     2

Underwriter..............................................................     2

Disruptive Trading and Market Timing.....................................     2

Performance History......................................................     3

Calculation of Yield and Return..........................................     8

Calculation of Annuity Payments .........................................     9

Experts .................................................................    10


Separate Account Financial Statements....................................  SA-1

Company Financial Statements.............................................   F-1

PHOENIX LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

    On June 25, 2001, Phoenix Home Life Mutual Insurance Company (a New York mutual life insurance company, originally chartered in Connecticut in 1851 and redomiciled to New York in 1992) converted to a stock life insurance company by "demutualizing" pursuant to a plan of reorganization approved by the New York Superintendent of Insurance and changed its name to Phoenix Life Insurance Company ("Phoenix"). As part of the demutualization, Phoenix became a wholly owned subsidiary of The Phoenix Companies, Inc., a newly formed, publicly traded Delaware corporation. Our executive office is at One American Row, Hartford, Connecticut, 06102-5056 and our main administrative office is at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. Our New York principal office is at 10 Krey Boulevard, East Greenbush, New York 12144. We sell life insurance policies and annuity contracts through producers of affiliated distribution companies and through brokers.



UNDERWRITER
--------------------------------------------------------------------------------

    Phoenix Equity Planning Corporation ("PEPCO"), an affiliate of Phoenix, as underwriter, offers these contracts on a continuous basis. PEPCO is not compensated for any underwriting commissions. All underwriting commissions are borne directly by Phoenix.



DISRUPTIVE TRADING AND MARKET TIMING
--------------------------------------------------------------------------------

    The following disclosure is intended to supplement the disclosure in the Contract prospectus.

    Frequent transfers, programmed transfers, transfers into and then out of a subaccount in a short period of time, and transfers of large amounts at one time ("Disruptive Trading") can have harmful effects for other Contract owners. To protect our Contract owners and the underlying funds from Disruptive Trading, we have adopted certain market timing policies and procedures.

    Under our market timing policy, we could modify your transfer privileges for some or all of the subaccounts. Modifications include, but are not limited to: not accepting a transfer request from you or from any person, asset allocation service, and/or market timing service made on your behalf. We may also limit the amount that may be transferred into or out of any subaccount at any one time. Unless prohibited by the terms of the Contract, we may (but are not obligated to):

[diamond] limit the dollar amount and frequency of transfers (e.g., prohibit more than one transfer a week, or more than two a month, etc.),

[diamond] restrict the method of making a transfer (e.g., require that all transfers into a particular subaccount be sent to our Service Center by first class U.S. mail and rescind telephone or fax transfer privileges),

[diamond] require a holding period for some subaccounts (e.g., prohibit transfers into a particular subaccount within a specified period of time after a transfer out of that subaccount),

[diamond] impose redemption fees on short-term trading (or implement and administer redemption fees imposed by one or more of the underlying funds), or

[diamond] impose other limitations or restrictions.

    Currently we attempt to detect Disruptive Trading by monitoring both the dollar amount of individual transfers and the frequency of a Contract owner's transfers. With respect to both dollar amount and frequency, we may consider an individual transfer alone or when combined with transfers from other Contracts owned by or under the control or influence of the same individual or entity. We currently review transfer activity on a weekly basis. We also consider any concerns brought to our attention by the managers of the underlying funds. We may change our monitoring procedures at any time without notice.

    Currently we attempt to deter Disruptive Trading by monitoring a Contract owner's transfer activity. If a Contract owner's transfer request exceeds the transfer parameters, we send the owner a warning letter. Then, if at any time thereafter the owner's transfer activity exceeds the transfer parameters, we will revoke the Contract owner's right to make Internet, phone and fax transfers. This would mean that thereafter the Contract owner could make transfers only through the U.S. mail or by other physical delivery of a written transfer request with an original signature of the Contract owner(s). We will notify Contract owners in writing (by mail to their address of record on file with us) if we revoke their Internet, phone or fax transfer privileges.

    We do not include transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Rebalancing or other similar programs when applying our market timing policy.

    We have adopted these policies and procedures as a prophylactic measure to protect all Contract owners from the potential affects of Disruptive Trading, while also abiding by any rights that Contract owners may have to make transfers and providing reasonable and convenient methods of making transfers that do not have the potential to harm other Contract owners.

    We currently do not make any exceptions to the policies and procedures discussed above to detect and deter Disruptive Trading. We may reinstate Internet, telephone and fax transfer privileges after they are revoked, but we will not reinstate these privileges if we have reason to believe that they might be used thereafter for Disruptive Trading.

    We cannot guarantee that our monitoring will be 100% successful in detecting all transfer activity that exceeds the parameters discussed above (and we do not guarantee that these are appropriate transfer parameters to prevent Disruptive Trading). We cannot guarantee that revoking a Contract owner's Internet, telephone and fax transfer privileges will successfully deter all Disruptive Trading. In addition, some of the underlying funds are available to insurance companies other than Phoenix and we do not know whether those other insurance companies have adopted any policies and procedures to detect and deter Disruptive Trading, or if so what those policies and procedures might be.

    We may, without prior notice, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of underlying fund shares are subject to acceptance by the relevant fund. We reserve the right to reject, without prior notice, any transfer request into any subaccount if the purchase of shares in the corresponding underlying fund is not accepted for any reason.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.


    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the fund for the period quoted.


            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 FOR CONTRACTS WITH DEATH BENEFIT OPTION 1


------------------------------------------------------------------------------------------------------------------------------------
                                                                          Inception                                       Since
                               Subaccount                                   Date*       1 Year     5 Years   10 Years   Inception
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series                                        5/1/1990   31.21%      -1.93%     5.14%      5.76%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                          10/29/2001   27.55%        N/A       N/A       8.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                            7/14/1997   25.60%      -2.73%      N/A       2.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                           10/29/2001   25.43%        N/A       N/A       0.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                          5/1/1995   37.58%      17.17%      N/A      14.64%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                     12/31/1982   25.86%      -8.34%     4.04%     11.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                              8/15/2000   45.69%        N/A       N/A     -12.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                         10/8/1982    0.18%       2.82%     3.63%      5.09%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                           12/31/1982   14.00%       7.92%     7.16%      9.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                          6/2/2003     N/A         N/A       N/A       2.66%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividend Series                                        8/12/2002   18.50%        N/A       N/A      10.04%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                8/12/2002   19.68%        N/A       N/A      14.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                           8/12/2002   29.17%        N/A       N/A      16.43%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                       8/12/2002   38.25%        N/A       N/A      24.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                        8/12/2002   28.13%        N/A       N/A      19.85%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                   8/12/2002   17.17%        N/A       N/A      17.05%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                  8/12/2002   29.59%        N/A       N/A      19.73%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                    8/12/2002   23.84%        N/A       N/A      16.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                  12/20/1999   20.22%        N/A       N/A     -12.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                         10/29/2001   21.95%        N/A       N/A       0.05%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                   10/29/2001   24.22%        N/A       N/A       5.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                             12/20/1999   26.77%        N/A       N/A      -0.84%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                 8/15/2000   48.10%        N/A       N/A     -24.53%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                    3/2/1998   26.83%      -0.68%      N/A       2.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                                9/17/1984   19.27%       3.34%     7.86%     10.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                         3/2/1998   23.26%       4.92%      N/A       5.98%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                              11/20/2000   32.13%        N/A       N/A       2.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                               3/2/1998   40.27%      10.15%      N/A       6.34%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value Series                           11/20/2000   43.14%        N/A       N/A      16.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                         3/2/1998   28.19%       1.02%      N/A       4.26%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                       1/29/1996   36.57%      -2.80%      N/A       6.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series                       8/12/2002   52.62%        N/A       N/A      36.29%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                          3/30/2001   28.87%        N/A       N/A      -2.22%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                3/30/2001   24.45%        N/A       N/A      -5.80%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                    6/5/2000   34.05%        N/A       N/A     -14.78%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                            7/15/1999    1.86%        N/A       N/A       6.01%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                          7/15/1999   21.60%        N/A       N/A       2.16%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                  6/5/2000   27.71%        N/A       N/A      -1.71%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                           6/5/2000   29.01%        N/A       N/A      -8.45%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                         6/5/2000   32.12%        N/A       N/A     -11.57%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                5/1/2000   24.52%        N/A       N/A       7.04%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                            5/1/1997   31.55%       1.20%      N/A       3.48%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                             5/1/2000   31.47%        N/A       N/A       2.67%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                               6/2/2003     N/A         N/A       N/A       5.62%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                               6/2/2003     N/A         N/A       N/A      22.06%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                    6/2/2003     N/A         N/A       N/A      15.79%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                       7/15/1999   32.69%        N/A       N/A      -6.00%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                          10/29/2001   27.52%        N/A       N/A       2.27%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                       12/20/1999   47.04%        N/A       N/A     -25.19%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                  2/1/1999   40.53%        N/A       N/A       9.34%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                               5/1/1995   48.12%       9.98%      N/A      14.43%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                2/1/1999   30.07%        N/A       N/A      13.83%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                5/1/1995   42.51%       8.25%      N/A      15.57%
------------------------------------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees and mortality and expense risk fees. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.


            AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2003 FOR CONTRACTS WITH DEATH BENEFIT OPTION 2


------------------------------------------------------------------------------------------------------------------------------------
                                                                           Inception                                      Since
                               Subaccount                                    Date*     1 Year     5 Years    10 Years   Inception
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Aberdeen International Series                                        5/1/1990   30.88%      -2.17%     4.88%       5.50%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                          10/29/2001   27.23%        N/A       N/A        8.64%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                            7/14/1997   25.28%      -2.98%      N/A        2.66%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                           10/29/2001   25.11%        N/A       N/A       -0.25%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                          5/1/1995   37.23%      16.88%      N/A       14.35%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                                     12/31/1982   25.54%      -8.57%     3.78%      11.29%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                              8/15/2000   45.32%        N/A       N/A      -12.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                                         10/8/1982   -0.07%       2.56%     3.37%       4.83%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series                           12/31/1982   13.72%       7.65%     6.89%       8.82%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Short Term Bond Series                          6/2/2003     N/A         N/A       N/A        2.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividend Series                                        8/12/2002   18.20%        N/A       N/A        9.77%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                8/12/2002   19.38%        N/A       N/A       14.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                           8/12/2002   28.84%        N/A       N/A       16.13%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                       8/12/2002   37.90%        N/A       N/A       23.90%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                        8/12/2002   27.81%        N/A       N/A       19.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                   8/12/2002   16.87%        N/A       N/A       16.75%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                  8/12/2002   29.26%        N/A       N/A       19.43%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                    8/12/2002   23.53%        N/A       N/A       16.26%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                  12/20/1999   19.92%        N/A       N/A      -12.32%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                         10/29/2001   21.64%        N/A       N/A       -0.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                   10/29/2001   23.91%        N/A       N/A        5.30%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                             12/20/1999   26.45%        N/A       N/A       -1.09%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                 8/15/2000   47.73%        N/A       N/A      -24.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                    3/2/1998   26.51%      -0.93%      N/A        2.31%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series                                9/17/1984   18.97%       3.08%     7.59%      10.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                         3/2/1998   22.95%       4.66%      N/A        5.71%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                              11/20/2000   31.79%        N/A       N/A        2.46%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                               3/2/1998   39.92%       9.88%      N/A        6.07%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value Series                           11/20/2000   42.78%        N/A       N/A       15.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                         3/2/1998   27.87%       0.77%      N/A        4.00%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                       1/29/1996   36.23%      -3.05%      N/A        5.84%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series                       8/12/2002   52.24%        N/A       N/A       35.95%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                                          3/30/2001   28.55%        N/A       N/A       -2.46%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                                                3/30/2001   24.14%        N/A       N/A       -6.03%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                    6/5/2000   33.71%        N/A       N/A      -14.99%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II                            7/15/1999    1.60%        N/A       N/A        5.75%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                                          7/15/1999   21.30%        N/A       N/A        1.91%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                  6/5/2000   27.39%        N/A       N/A       -1.96%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                           6/5/2000   28.69%        N/A       N/A       -8.68%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                         6/5/2000   31.79%        N/A       N/A      -11.79%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                                5/1/2000   24.21%        N/A       N/A        6.77%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund                                            5/1/1997   31.22%       0.94%      N/A        3.22%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund                                             5/1/2000   31.14%        N/A       N/A        2.41%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Juno Fund                                               6/2/2003     N/A         N/A       N/A        5.47%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                               6/2/2003     N/A         N/A       N/A       21.88%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                    6/2/2003     N/A         N/A       N/A       15.62%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                       7/15/1999   32.36%        N/A       N/A       -6.23%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                          10/29/2001   27.20%        N/A       N/A        2.01%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                       12/20/1999   46.67%        N/A       N/A      -25.37%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                  2/1/1999   40.18%        N/A       N/A        9.07%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                               5/1/1995   47.75%       9.71%      N/A       14.14%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                2/1/1999   29.75%        N/A       N/A       13.54%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                                5/1/1995   42.15%       7.98%      N/A       15.28%
------------------------------------------------------------------------------------------------------------------------------------

* The date that the subaccount was added to the Account.

The average annual total return is the compounded return that results from holding an initial investment of $1,000 for the time period indicated. Returns for periods greater than one year are annualized. Returns are net of investment management fees, daily administrative fees and mortality and expense risk fees. Subaccounts are assumed to have started on the inception date listed. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

                                    ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 1

------------------------------------------------------------------------------------------------------------------------------------
                     Subaccount                        1994   1995   1996    1997    1998    1999    2000    2001    2002    2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 -0.45%  9.05%  18.07% 11.49%   27.30%  28.87% -16.24% -24.43% -15.24%  31.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                                                                                   -11.34%  27.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                     31.03%  18.24% -11.92% -12.35% -24.07%  25.60%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                                                                    -25.44%  25.43%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                  32.46% 21.46%  -21.60%   4.26%  30.15%   6.08%  11.52%  37.58%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                 0.96% 30.24%  12.03% 20.49%   29.37%  29.04% -18.20% -34.92% -25.19%  25.86%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                              -27.10% -29.16%  45.69%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    3.33%  5.18%   4.51%  4.66%    4.57%   4.30%   5.51%   3.29%   0.91%   0.18%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      -5.94% 22.93%  11.86% 10.54%   -4.63%   4.93%   5.95%   5.55%   9.44%  14.00%
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Short Term Bond Series                                                                             N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividend Series                                                                                         18.50%

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                                 19.68%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                            29.17%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                        38.25%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                                                                         28.13%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                                                                    17.17%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                                                   29.59%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                     23.84%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                           -11.62% -24.23% -29.20%  20.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                  -21.19%  21.95%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                            -14.28%  24.22%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                       -6.03%  -6.46% -15.93%  26.77%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                 -33.40% -37.89%  48.10%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                    16.43%  -7.08%  -8.63% -22.90%  26.83%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series          -1.93% 17.66%   8.51% 20.15%   20.20%  10.71%   0.08%   1.35% -12.02%  19.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                         23.72%  31.53% -18.38% -22.33%  23.26%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                                -7.31% -14.90%  32.13%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                              -10.74%  16.33%  22.37%  -9.01%  40.27%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value Series                                                             15.18%  -9.00%  43.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                         44.93%  13.18% -25.51% -32.84%  28.19%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                       16.60%   43.99%  54.24% -11.92% -27.73% -35.31%  36.57%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series                                                                        52.62%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     1.99% 35.01%  16.99% 12.94%   18.71%  43.89% -11.35% -23.67% -24.74%  28.87%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           3.52% 35.57%  14.44% 23.07%   31.74%  29.25% -15.07% -13.00% -30.61%  24.45%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                            11.47% 19.08%   57.04%  77.17% -25.22% -16.36% -34.24%  34.05%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II              8.23%   3.68%  8.04%    7.12%  -1.09%  10.43%   6.49%   8.50%   1.85%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           19.78%  13.74% 13.26%    2.19%   1.81%  -9.48%   0.86%   0.88%  21.60%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                          29.29%  23.53%  -7.18% -12.81%  -9.88%  27.71%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                   23.89%   3.66% -17.60% -14.88% -22.31%  29.01%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                 38.68%  36.60% -11.51% -18.14% -30.55%  32.12%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                               16.85%   -0.69%  13.01%  12.69%   6.50% -12.26%  24.52%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund Class 2             -2.98% 14.91%  23.14% 13.10%    8.50%  22.64%  -2.85% -16.42% -18.97%  31.55%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund Class 2                     11.88%  20.37% 12.65%    8.16%  20.23%   0.97%  -1.80% -18.90%  31.48%
------------------------------------------------------------------------------------------------------------------------------------

Rydex Variable Trust Juno Fund                                                                                                  N/A

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                       29.42%  22.65% -20.70% -23.96% -36.04%  38.49%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                    29.25%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                21.00%  27.00% -17.07% -25.06% -21.99%  32.69%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                    28.07%  19.78%  -9.69% -12.64% -22.71%  27.52%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                -23.98% -49.12% -49.23%  47.04%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                          -2.07% -26.99% -15.72%  40.53%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                       31.38% -1.95%   15.76% 125.39% -28.22% -21.67% -14.27%  48.12%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                         8.91%   8.54%  -8.08%  30.07%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                        45.90% 28.79%    8.15%  24.46%  -8.62%  10.82% -17.23%  42.51%
------------------------------------------------------------------------------------------------------------------------------------

        Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

                                   ANNUAL TOTAL RETURN FOR CONTRACTS WITH DEATH BENEFIT OPTION 2

------------------------------------------------------------------------------------------------------------------------------------
                     Subaccount                        1994   1995   1996    1997    1998    1999    2000    2001    2002    2003
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                 -0.70%  8.78%  17.78% 11.21%   26.99%  28.55% -16.44% -24.62% -15.45%  30.88%

Phoenix-AIM Mid-Cap Equity Series                                                                                   -11.56%  27.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series                                     30.70%  17.94% -12.14% -12.57% -24.26%  25.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Alliance/Bernstein Growth + Value Series                                                                    -25.63%  25.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series                  32.13% 21.16%  -21.80%   4.00%  29.82%   5.81%  11.24%  37.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                 0.71% 29.92%  11.75% 20.19%   29.05%  28.72% -18.40% -35.08% -25.38%  25.54%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series                                                              -27.29% -29.34%  45.32%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                    3.07%  4.91%   4.25%  4.40%    4.31%   4.04%   5.25%   3.03%   0.66%  -0.07%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series      -6.17% 22.62%  11.58% 10.26%   -4.87%   4.67%   5.69%   5.29%   9.17%  13.72%
------------------------------------------------------------------------------------------------------------------------------------

Phoenix-Goodwin Multi-Sector Short Term Bond Series                                                                             N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Rising Dividend Series                                                                                         18.20%

------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series                                                                                 19.38%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard International Equity Select Series                                                                            28.84%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                                                                                        37.90%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                                                                                         27.81%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series                                                                                    16.87%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series                                                                                   29.26%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                                                                                     23.53%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series                                                           -11.84% -24.42% -29.38%  19.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Investors Trust Series                                                                                  -21.39%  21.64%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-MFS Value Series                                                                                            -14.49%  23.91%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Dow 30 Series                                                                       -6.27%  -6.69% -16.14%  26.45%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series                                                                 -33.57% -38.05%  47.73%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                                                    16.14%  -7.31%  -8.86% -23.10%  26.51%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series          -2.18% 17.36%   8.24% 19.85%   19.90%  10.43%  -0.17%   1.10% -12.24%  18.97%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                                                         23.41%  31.20% -18.58% -22.52%  22.95%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series                                                                -7.54% -15.11%  31.79%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series                                              -10.96%  16.04%  22.06%  -9.24%  39.92%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Sanford Bernstein Small Cap Value Series                                                             14.89%  -9.23%  42.78%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                                                         44.56%  12.90% -25.69% -33.01%  27.87%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                                       16.31%   43.63%  53.85% -12.14% -27.92% -35.47%  36.23%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series                                                                        52.23%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                     1.73% 34.67%  16.70% 12.66%   18.41%  43.53% -11.57% -23.86% -24.93%  28.55%
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund                           3.26% 35.23%  14.16% 22.76%   31.42%  28.93% -15.28% -13.22% -30.78%  24.14%
------------------------------------------------------------------------------------------------------------------------------------
Alger American Leveraged All Cap Portfolio                           11.19% 18.78%   56.65%  76.73% -25.40% -16.57% -34.41%  33.72%
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund For U.S. Government Securities II              7.96%   3.42%  7.77%    6.85%  -1.34%  10.16%   6.22%   8.23%   1.60%
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                           19.48%  13.45% 12.98%    1.93%   1.55%  -9.70%   0.61%   0.63%  21.30%
------------------------------------------------------------------------------------------------------------------------------------
VIP Contrafund(R) Portfolio                                                          28.97%  23.22%  -7.41% -13.03% -10.11%  27.39%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Opportunities Portfolio                                                   23.58%   3.40% -17.80% -15.09% -22.51%  28.69%
------------------------------------------------------------------------------------------------------------------------------------
VIP Growth Portfolio                                                                 38.34%  36.26% -11.73% -18.35% -30.72%  31.79%
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Securities Fund                                               16.56%   -0.93%  12.73%  12.40%   6.24% -12.48%  24.21%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Securities Fund Class 2             -3.22% 14.62%  22.83% 12.81%    8.23%  22.33%  -3.10% -16.63% -19.18%  31.22%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Growth Securities Fund Class 2                     11.60%  20.07% 12.37%    7.89%  19.93%   0.72%  -2.05% -19.10%  31.15%
------------------------------------------------------------------------------------------------------------------------------------

Rydex Variable Trust Juno Fund                                                                                                  N/A

------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Nova Fund                                                       29.09%  22.34% -20.90% -24.15% -36.21%  38.15%
------------------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund                                                                                    28.93%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund                                                20.70%  26.68% -17.28% -25.25% -22.19%  32.35%
------------------------------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index Fund                                                    27.75%  19.49%  -9.91% -12.86% -22.90%  27.20%
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                                                                -24.17% -49.24% -49.35%  46.67%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Select                                                                          -2.31% -27.17% -15.93%  40.18%
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                       31.05% -2.20%   15.47% 124.83% -28.40% -21.87% -14.48%  47.75%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select                                                                                         8.64%   8.27%  -8.31%  29.75%
------------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Smaller Companies                                        45.54% 28.47%    7.88%  24.15%  -8.85%  10.55% -17.44%  42.15%
------------------------------------------------------------------------------------------------------------------------------------

        Annual Total Returns are net of investment management fees, daily administrative fees, and mortality and expense risk charges.

  THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. We summarize the following information in the prospectus under the heading "Performance History."

    We calculate the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day "base period" by determining the "net change in value" of a hypothetical pre-existing account. We assume the hypothetical account had an initial balance of one share at the beginning of the base period. We then determine what the value of the hypothetical account would have been at the end of the 7-day base period. The end value minus the initial value gives us the net change in value for the hypothetical account. The net change in value can then be divided by the initial value giving us the base period return (one week's return). To find the equivalent annual return, we multiply the base period return by 365/7. The equivalent effective annual yield differs from the annual return because we assume all returns are reinvested in the subaccount. We carry results to the nearest hundredth of one percent.

    The net change in value of the hypothetical account includes the daily net investment income of the account (after expenses), but does not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

    The yield/return calculations include a mortality and expense risk charge equal to either .975% (Option 1), 1.125% (Option 2) or 1.275% (Option 3) on an annual basis, and a daily administrative fee equal to 0.125% on an annual basis.

    The Phoenix-Goodwin Money Market Subaccount return and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    We do not include the maximum annual administrative fee in calculating the current return and effective yield. Should such a fee apply to your account, current return and/or effective yield for your account could be reduced.


 Example Calculations:

     The following examples of return/yield calculations for the Phoenix-Goodwin Money Market Subaccount are based on the 7-day period ending December 31, 2003:



  CONTRACTS WITH DEATH BENEFIT OPTION 1
  Value of hypothetical pre-existing account with
    exactly one Unit at the beginning of the period:  $1.000000

  Value of the same account (excluding capital
    changes) at the end of the 7-day period:......     1.000041
  Calculation:
    Ending account value..........................     1.000041
    Less beginning account value..................     1.000000
    Net change in account value...................     0.000041
  Base period return:
    (net change/beginning account value)..........     0.000041
  Current yield = return x (365/7) =..............        0.21%
  Effective yield = [(1 + return)365/7] -1 =......        0.21%


CONTRACTS WITH DEATH BENEFIT OPTION 2:
Value of hypothetical pre-existing account with
   exactly one unit at the beginning of the period:   $1.000000

Value of the same account (excluding capital changes) at

   the end of the 7-day period:..................      0.999992
Calculation:

   Ending account value..........................      0.999992
   Less beginning account value..................      1.000000
   Net change in account value...................    (0.000008)
Base period return:
   (net change/beginning account value)..........    (0.000008)
Current yield = return x (365/7) =...............        -0.04%
Effective yield = [(1 + return)365/7] -1 =.......        -0.04%


    Yields and total returns may be higher or lower than in the past and there is no assurance that any historical results will continue.


    Calculation of Total Return. We summarize the following information in the prospectus under the heading, "Performance History." Total return measures the change in value of a subaccount investment over a stated period. We compute total returns by finding the average annual compounded rates of return over the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return includes the following steps:


 (1)  We assume a hypothetical $1,000 initial payment in the subaccount;

 (2) We determine the value of the hypothetical initial investment had it been redeemed at the end of each period. All recurring fees and any applicable contingent deferred sales charge are deducted. This figure is the ending redeemable value (ERV in the formula given below);

 (3) We divide this value by the initial $1,000 payment, resulting in a ratio of the ending redeemable value to the initial value for that period;

 (4) To get the average annual total return, we take the nth root of the ratio from step (3), where n equals the number of years in that period (e.g., 1, 5, 10), and subtract one. The formula in mathematical terms is:

      R = ((ERV / II)(1/n)) - 1

    Where:

          II =   a hypothetical initial payment of $1,000

          R  =   average annual total return for the period

          n  =   number of years in the period

        ERV  =   ending redeemable value of the hypothetical $1,000 for the period [see (2) and (3) above]


    We normally calculate total return for 1-year, 5-year and 10-year periods for each subaccount. If a subaccount has not been available for at least ten years, we will provide total returns for other relevant periods.

PERFORMANCE INFORMATION
    Advertisements, sale literature and other communications may contain information about series' or advisor's current investment strategies and management style. An advisor may alter investment strategies and style in response to changing market and economic conditions. A fund may wish to make known a series' specific portfolio holdings or holdings in specific industries. A fund may also separately illustrate the income and capital gain portions of a series' total return. Performance might also be advertised by breaking down returns into equity and debt components. A series may compare its equity or bond return figure to any of a number of well-known benchmarks of market performance, including, but not limited to:


    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    Standard & Poor's 500 Index(R) (S&P 500)


    Each subaccount may include its yield and total return in advertisements or communications with current or prospective contract owners. Each subaccount may also include in such advertisements, its ranking or comparison to similar mutual funds by organizations such as:

    Lipper Analytical Services
    Morningstar, Inc.
    Thomson Financial

    A fund may also compare a series' performance to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in publications such as:

    Barron's
    Business Week
    Changing Times
    Consumer Reports
    Financial Planning
    Financial Services Weekly
    Forbes
    Fortune
    Investor's Business Daily
    Money
    The New York Times
    Personal Investor
    Registered Representative
    U.S. News and World Report
    The Wall Street Journal

    A fund may also illustrate the benefits of tax deferral by comparing taxable investments with investments through tax-deferred retirement plans.

    The total return and yield may be used to compare the performance of the subaccounts with certain commonly used standards for stock and bond market performance. Such indices include, but are not limited to:

    The Dow Jones Industrial Average(SM)
    First Boston High Yield Index
    Salomon Brothers Corporate Index
    Salomon Brothers Government Bond Index
    The S&P 500

    The Dow Jones Industrial Average(SM) (DJIA(SM)) is an unweighted index of 30 industrial "blue chip" U.S. stocks. It is the oldest continuing U.S. market index. The 30 stocks now in the DJIA(SM) are both widely-held and a major influence in their respective industries. The average is computed in such a way as to preserve its historical continuity and account for factors such as stock splits and periodic changes in the components of the index. The editors of The Wall Street Journal select the component stocks of the DJIA(SM).

    The S&P 500 is a market-value weighted index composed of 500 stocks chosen for market size, liquidity, and industry group representation. It is one of the most widely used indicators of U.S. stock market performance. The composition of the S&P 500 changes from time to time. Standard & Poor's Index Committee makes all decisions about the S&P 500.

    Weighted and unweighted indexes: A market-value, or capitalization, weighted index uses relative market value (share price multiplied by the number of shares outstanding) to "weight" the influence of a stock's price on the index. Simply put, larger companies' stock prices influence the index more than smaller companies' stock prices. An unweighted index (such as the DJIA(SM) uses stock price alone to determine the index value. A company's relative size has no bearing on its impact on the index.


CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
    See your prospectus in the section titled "The Annuity Period" for a description of the annuity payment options.

    You may elect an annuity payment option by written request as described in your prospectus. If you do not elect an option, amounts held under the contract will be applied to provide a Variable Life Annuity with 10-Year Period Certain (Option I) on the maturity date. You may not change your election after the first annuity payment.


FIXED ANNUITY PAYMENTS
    Fixed annuity payments are determined by the total dollar value for all subaccounts' accumulation units, all amounts held in the GIA. For each contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for nontax-qualified plans) of the annuitant or annuitants, for the fixed payment annuity option selected.

    The guaranteed annuity payment rates will be no less favorable than the following: under Annuity Payment Options A, B, D, E and F, rates are based on the 1983 Individual Annuity Mortality Table (1983 IAM -- The Society of Actuaries developed these tables to provide payment rates for annuities based on a set of mortality tables acceptable to most regulating authorities), projected with projection scale G to the year 2040 and an interest rate of 3%.

    It is possible that we may have more favorable (i.e., higher-paying) rates in effect on the maturity date.

VARIABLE ANNUITY PAYMENTS
    Under Annuity Payment Options I, J, K, M and N, the amount of the first payment is equal to the amount held under the selected annuity payment option in each subaccount, divided by $1,000 and then multiplied by the applicable annuity payment option rate. The first payment equals the sum of the amounts provided by each subaccount.

    In each subaccount, the number of fixed annuity units is determined by dividing the amount of the initial payment provided by that subaccount by the annuity unit value for that subaccount on the first payment calculation date. Thereafter, the number of fixed annuity units in each subaccount remains unchanged unless you transfer funds to or from the subaccount. If you transfer funds to or from a subaccount, the number of fixed annuity units will change in proportion to the change in value of the subaccount as a result of the transfer. The number of fixed annuity units will change effective with the transfer, but will remain fixed in number following the transfer.

    Second and subsequent payments are determined by multiplying the number of fixed annuity units for each subaccount by the annuity unit value for that subaccount on the payment calculation date. The total payment will equal the sum of the amounts provided by each subaccount. The amount of second and subsequent payments will vary with the investment experience of the subaccounts and may be either higher or lower than the first payment.

    Under Annuity Payment Option L, we determine the amount of the annual distribution by dividing the amount of contract value held under this annuity payment option on December 31 of the previous year by the life expectancy of the annuitant or the joint life expectancy of the annuitant and joint annuitant at that time.

    Under Annuity Payment Options I, J, M and N, the applicable annuity payment option rate used to determine the first payment amount will not be less than the rate based on the 1983 Individual Annuity Mortality Table projected with projection scale G to the year 2040, with continued projection thereafter and the assumed investment rate. Under Annuity Payment Option K, the annuity payment option rate will be based on the number of payments to be made during the specified period and the assumed investment rate.

    We guarantee that neither expenses actually incurred, other than taxes on investment return, nor mortality actually experienced, shall adversely affect the dollar amount of variable annuity payments.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See your prospectus in the section titled "Deductions and Charges." Electing Annuity Payment Option K will result in a mortality risk deduction being made even though we assume no mortality risk under that annuity payment option.


EXPERTS
--------------------------------------------------------------------------------

    The financial statements of Phoenix Life Variable Accumulation Account (Phoenix Asset Manager) at December 31, 2003, and the results of its operations and the changes in its net assets for each of the periods indicated and the consolidated financial statements of Phoenix Life Insurance Company at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, 100 Pearl Street, Hartford, Connecticut, 06103, independent accountants, given on the authority of said firm as experts in auditing and accounting.

    Matthew A. Swendiman, Counsel and Brian A. Giantonio, Vice President, Tax and ERISA Counsel, The Phoenix Companies, Inc., have provided advice on certain matters relating to the federal securities, state regulations and income tax laws, respectively, in connection with the contracts described in this prospectus.

--------------------------------------------------------------------------------
                                                                  [LOGO] PHOENIX







                                     PHOENIX
                                    ASSET
                                    MANAGER







--------------------------------------------------------------------------------
          V A R I A B L E   A N N U I T Y   A N N U A L   R E P O R T
--------------------------------------------------------------------------------

                    PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                    DECEMBER 31, 2003







--------------------------------------------------------------------------------
VA0695AR21 (C)2004 The Phoenix Companies, Inc.

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003


                                                         FEDERATED FUND
                                                            FOR U.S.
                                                           GOVERNMENT
                                                          SECURITIES II
                                                           SUBACCOUNT
                                                        -----------------
ASSETS

     Investment at cost                                  $       141,328
                                                        =================
     Investment at market                                $       141,810
                                                        -----------------
         Total assets                                            141,810
LIABILITIES

     Accrued expenses                                                 64
                                                        -----------------
NET ASSETS                                               $       141,746
                                                        =================
Accumulation units outstanding                                   135,826
                                                        =================
Unit value                                               $      1.043585
                                                        =================


                       See Notes to Financial Statements

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                         FEDERATED FUND
                                                            FOR U.S.
                                                           GOVERNMENT
                                                          SECURITIES II
                                                          SUBACCOUNT(1)
                                                        -----------------
Investment income
     Distributions                                       $             -
Expenses
     Mortality and expense fees                                      501
     Indexing (gain) loss                                             (3)
                                                        -----------------
Net investment income (loss)                                        (498)
                                                        -----------------
Net realized gain (loss) from share transactions                    (509)
Net realized gain distribution from Fund                               -
Net change in unrealized appreciation (depreciation)
       on investment                                                 482
                                                        -----------------
Net gain (loss) on investment                                        (27)
Net increase (decrease) in net assets resulting from
     operations                                          $          (525)
                                                        =================

Footnote for Statement of Operations
For the period ended December 31, 2003

(1) From inception May 16, 2003 to December 31, 2003.


                       See Notes to Financial Statements
                                      SA-2

                             STATEMENT OF OPERATIONS
                     FOR THE PERIOD ENDED DECEMBER 31, 2003


                                                         FEDERATED FUND
                                                            FOR U.S.
                                                           GOVERNMENT
                                                          SECURITIES II
                                                          SUBACCOUNT(1)
                                                        -----------------
FROM OPERATIONS
     Net investment income (loss)                        $          (498)
     Net realized gain (loss)                                       (509)
     Net change in unrealized appreciation (depreciation)
         on investments                                              482
                                                        -----------------
     Net increase (decrease) resulting from operations              (525)
                                                        -----------------
FROM ACCUMULATION UNIT TRANSACTIONS
     Participant deposits                                        203,044
     Participant transfers                                       (49,791)
     Participant withdrawals                                     (10,982)
                                                        -----------------
     Net increase (decrease) in net assets resulting
         from participant transactions                           142,271
                                                        -----------------
     Net increase (decrease) in net assets                       141,746
NET ASSETS
     Beginning of period                                               -
                                                        -----------------
     End of period                                       $       141,746
                                                        =================

Footnote for Statement of Changes in Net Assets
For the period ended December 31, 2003

(1) From inception May 16, 2003 to December 31, 2003.


                       See Notes to Financial Statements

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

   The Phoenix Life Variable Accumulation Account (the "Account") is a separate investment account of Phoenix Life Insurance Company ("Phoenix"). Phoenix is a wholly-owned subsidiary of The Phoenix Companies, Inc. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and was established June 21, 1982. The Account currently consists of 54 subaccounts that invest in shares of a specific series of a mutual fund. The mutual funds include The Phoenix Edge Series Fund, AIM Variable Insurance Funds, The Alger American Fund, Federated Insurance Series, Fidelity(R) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, The Rydex Variable Trust, Scudder Investments VIT Funds, The Universal Institutional Funds, Inc. and Wanger Advisors Trust (collectively, the "Funds"). As of December 31, 2003, all subaccounts were available for investment.

   Each series has distinct investment objectives as outlined below. Additionally, policyholders also may direct the allocation of their investments between the Account, the Guaranteed Interest Account ("GIA") or the Market Value Adjusted Guaranteed Interest Account ("MVA").

   The investment objectives as listed below in no way conflict with the investment objectives as listed in The Phoenix Edge Series annual report. The investment objectives for all of the Funds can also be found in the various Funds' prospectuses.

------------------------------------------------------- ----------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Aberdeen International Series                   High total return consistent with reasonable risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-AIM Mid-Cap Equity Series                       Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein Enhanced Index Series        High total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Alliance/Bernstein  Growth + Value Series       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series     Capital appreciation and income with approximately equal
                                                        emphasis
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Capital Growth Series                  Intermediate and long-term growth of capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Engemann Small & Mid-Cap Growth Series          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Money Market Series                     As high a level of current income as is consistent with the preservation of capital and maintenance of liquidity
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series        Long-term total return
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide high current income while attempting to limit
Phoenix-Goodwin Multi-Sector Short Term Bond Series     changes in the series' net asset value per share caused by interest rate changes
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Janus Flexible Income Series                    Maximum total return consistent with the preservation of
                                                        capital
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Rising Dividends Series                   Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Kayne Small-Cap Quality Value Series            Long-term capital appreciation with dividend income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard International Equity Select Series       Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard Small-Cap Value Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lazard U.S. Multi-Cap Series                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Bond-Debenture Series               High current income and long-term capital appreciation to
                                                        produce a high total return
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Large-Cap Value Series              Capital appreciation with income as a secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Lord Abbett Mid-Cap Value Series                Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Growth Stock Series               Long-term growth of capital and future income rather than
                                                        current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Investors Trust Series                      Long-term growth of capital; secondarily to provide reasonable current income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-MFS Value Series                                Capital appreciation and reasonable income
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Dow 30 Series                          To track the total return of the Dow Jones Industrial
                                                        Average(SM) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Northern Nasdaq-100 Index(R) Series             To track the total return of the Nasdaq-100 Index(R) before fund expenses
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series               Dividend growth, current income and capital appreciation
------------------------------------------------------- ----------------------------------------------------------------

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

------------------------------------------------------- ----------------------------------------------------------------
                     SERIES NAME                                             INVESTMENT OBJECTIVE
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Strategic Allocation Series            High total return over an extended period time consistent with prudent investment risk
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Oakhurst Value Equity Series                    Long-term capital appreciation with current income as a
                                                        secondary consideration
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Global Value Series           Long-term capital growth through investment in equity
                                                        securities of foreign and U.S. companies
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Sanford Bernstein Mid-Cap Value Series          Long-term capital appreciation with current income as a
                                                        secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
                                                        Long-term capital appreciation by investing primarily in
Phoenix-Sanford Bernstein Small-Cap Value Series        small-capitalization stocks that appear to be undervalued with current income as a secondary investment objective
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-Seneca Strategic Theme Series                   Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Phoenix-State Street Research Small-Cap Growth Series   Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                      Growth of capital
------------------------------------------------------- ----------------------------------------------------------------
AIM V.I. Premier Equity Fund                            Long-term growth of capital with income as a secondary
                                                        objective
------------------------------------------------------- ----------------------------------------------------------------
Alger American Leveraged AllCap Portfolio               Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Federated Fund for U.S. Government Securities II        Current income by investing primarily in a diversified
                                                        portfolio or U.S. government securities
------------------------------------------------------- ----------------------------------------------------------------
Federated High Income Bond Fund II                      High current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities
------------------------------------------------------- ----------------------------------------------------------------
VIP Contrafund(R) Portfolio                             Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Opportunities Portfolio                      Capital growth
------------------------------------------------------- ----------------------------------------------------------------
VIP Growth Portfolio                                    Capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Mutual Shares Securities Fund                           Capital appreciation with income as a secondary goal
------------------------------------------------------- ----------------------------------------------------------------
Templeton Foreign Securities Fund                       Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
Templeton Growth Securities Fund                        Long-term capital growth
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that will inversely correlate to the price movements of a benchmark for U.S. Treasury debt
Rydex Variable Trust Juno Fund                          instruments or futures contract on a specified debt instrument.
                                                        The Fund's current benchmark is the inverse of the daily price movement of the Long Treasury Bond
------------------------------------------------------- ----------------------------------------------------------------
                                                        To provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current
Rydex Variable Trust Nova Fund                          benchmark is 150% of the performance of the S&P 500(R) Index
                                                        (the "underlying index")
------------------------------------------------------- ----------------------------------------------------------------
Rydex Variable Trust Sector Rotation Fund               Long-term capital appreciation
 ------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Morgan Stanley Capital International
Scudder VIT EAFE(R) Equity Index Fund                   EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East
------------------------------------------------------- ----------------------------------------------------------------
                                                        Match the performance of the Standard & Poor's 500 Composite
Scudder VIT Equity 500 Index Fund                       Stock Price Index which emphasizes stocks of large U.S.
                                                        companies
------------------------------------------------------- ----------------------------------------------------------------
Technology Portfolio                                    Long-term capital appreciation
------------------------------------------------------- ----------------------------------------------------------------
Wanger Foreign Forty                                    Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger International Small Cap                          Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger Twenty                                           Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------
Wanger U.S. Smaller Companies                           Long-term growth of capital
------------------------------------------------------- ----------------------------------------------------------------

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

   A. VALUATION OF INVESTMENTS: Investments are made exclusively in the funds and are valued at the net asset values per share of the respective series.

   B. INVESTMENT TRANSACTIONS AND RELATED INCOME: Investment transactions are recorded on the trade date. Realized gains and losses include capital gain distributions from the funds as well as gains and losses on sales of shares in the funds determined on the LIFO (last in, first out) basis.

   C. INCOME TAXES: The Account is not a separate entity from PHL Variable and under current federal income tax law, income arising from the Account is not taxed since reserves are established equivalent to such income. Therefore, no provision for related federal taxes is required.

   D. DISTRIBUTIONS: Distributions from the Funds are recorded by each subaccount on the ex-dividend date.

   E. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

   F. CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD: As of December 31, 2003, there were no contracts in the payout (annuitization) period.

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 3--PURCHASES AND PROCEEDS FROM SALES OF SHARES OF THE FUND

      Purchases and proceeds from sales of shares of the Fund for the period ended December 31, 2003 aggregated the following:

SUBACCOUNT                                                                 PURCHASES              SALES
----------                                                                 ---------              -----
FEDERATED INSURANCE SERIES
--------------------------
      Federated Fund for U.S. Government Securities II                   $     203,049          $   61,212

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 4--FINANCIAL HIGHLIGHTS

     A summary of Financial Highlights of the Account for the period ended December 31, 2003 follows:

                                                                           PERIOD ENDED
                                                                           DECEMBER 31,
                                                                           -------------
SUBACCOUNT                                                                      2003
----------                                                                 -------------
FEDERATED INSURANCE SERIES
--------------------------
     FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II(1)
     Accumulation units outstanding                                             135,826
     Unit value                                                               $1.043585
     Net assets (thousands)                                                        $142
     Mortality and expense ratio                                                  0.50% (2)
     Net investment income ratio                                                 (0.50%)(2)
     Total return                                                                 0.03%



MORTALITY AND EXPENSE RATIO:
These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

NET INVESTMENT INCOME RATIO:
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios include those expenses, such as mortality and expense charges, that are assessed against contract owner accounts through reductions in the unit values. These ratios exclude those expenses that are assessed against contract owner accounts through the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

TOTAL RETURN:
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(1) From inception May 16, 2003 to December 31, 2003.
(2) Annualized.

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5--PARTICIPANT ACCUMULATION UNIT TRANSACTIONS FOR THE PERIOD ENDED DECEMBER 31, 2003

                                                         SUBACCOUNT
                                                      -----------------

                                                       FEDERATED FUND
                                                          FOR U.S.
                                                         GOVERNMENT
                                                        SECURITIES II
                                                      -----------------
Accumulation units outstanding, beginning of period                  -
Participant deposits                                           194,616
Participant transfers                                          (48,177)
Participant withdrawals                                        (10,613)
                                                      -----------------
Accumulation units outstanding, end of period                  135,826
                                                      =================

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

NOTE 6--FEES AND RELATED PARTY TRANSACTIONS

   Phoenix and its affiliate, Phoenix Equity Planning Corporation ("PEPCO"), a registered broker/dealer in securities, provide all services to the Account.

   Phoenix assumes the risk that annuitants as a class may live longer than expected (necessitating a greater number of annuity payments) and that its expenses may be higher than the deductions for such expenses. In return for the assumption of these mortality and expense risks, Phoenix charges each subaccount the daily equivalent of .375% and .125% on an annual basis for mortality and expense risk fees and daily administrative fees, respectively.

   PEPCO is the principal underwriter and distributor for the Account.

   On surrender of a contract, no contingent deferred sales charges apply.

NOTE 7--DISTRIBUTION OF NET INCOME

   The Account does not declare distributions to participants from accumulated net income. The accumulated net income is distributed to participants as part of withdrawals of amounts in the form of surrenders, death benefits, transfers or annuity payments in excess of net purchase payments.

NOTE 8--DIVERSIFICATION REQUIREMENTS

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the "Code"), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

   The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. PHL Variable intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.

NOTE 9--MANAGER OF MANAGERS EXEMPTIVE ORDER

   The Phoenix Edge Series Fund ("PESF") and the investment advisor, Phoenix Variable Advisors, Inc. ("PVA"), have received an exemptive order from the Securities and Exchange Commission granting exemptions from certain provisions of the Investment Company Act of 1940, as amended, pursuant to which PVA is, subject to supervision and approval of PESF's Board of Trustees, permitted to enter into and materially amend subadvisory agreements without such agreements being approved by the shareholders of the applicable series of PESF. PESF and PVA therefore have the right to hire, terminate, or replace subadvisors without shareholder approval, including, without limitation, the replacement or reinstatement of any subadvisor with respect to which a subadvisory agreement has automatically terminated as a result of an assignment. PVA will continue to have the ultimate responsibility to oversee the subadvisors and recommend their hiring, termination and replacement.

NOTE 10--MIXED AND SHARED FUNDING

   Shares of PESF are not directly offered to the public. Shares of PESF are currently offered through separate accounts to fund variable accumulation annuity contracts and variable universal life insurance policies issued by Phoenix Life Insurance Company ("Phoenix"), PHL Variable Insurance Company ("PHL Variable"), and Phoenix Life and Annuity Company ("PLAC"). Shares of PESF may be offered to separate accounts of other insurance companies in the future.

   The interests of variable annuity contract owners and variable life policy owners could diverge based on differences in federal and state regulatory requirements, tax laws, investment management or other unanticipated developments. PESF's Trustees currently do not foresee any such differences or disadvantages at this time. However, PESF's Trustees intend to monitor for any material conflicts and will determine what action, if any, should be taken in response to such conflicts. If such a conflict should occur, one or more separate accounts may be required to withdraw its investment in PESF or shares of another fund may be substituted.

NOTE 11--PROPOSED REORGANIZATION

   On November 11, 2003, The Board of Trustees of PESF approved a Plan of Reorganization to merge Janus Flexible Income into Goodwin Multi-Sector Fixed Income.

   If the shareholders approve the Plan of Reorganization Janus Flexible Income will transfer all or substantially all of its assets and its liabilities to Goodwin Multi-Sector Fixed Income. In exchange, shareholders of Janus Flexible Income will receive a proportional number of shares in Goodwin Multi-Sector Fixed Income. The shareholders of Janus Flexible Income must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of Janus Flexible Income will be held on April 14, 2004, at which time, this matter will be submitted for a shareholder vote.

NOTE 12--OTHER

   Effective July 31, 2003, the name of the subadvisor of Northern Dow 30 and Northern Nasdaq-100 Index(R) changed to Northern Trust Investments N.A. from Northern Trust Investments, Inc.

   On October 23, 2003 the Executive Committee of the Board of Trustees of PESF approved replacement of the "Hollister" division of PIC with the "Oakhurst" division of PIC with respect to investment management of Oakhurst Value Equity. The Executive Committee also approved a name

                 PHOENIX ASSET MANAGER (DEATH BENEFIT OPTION 1)
                   PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
                          NOTES TO FINANCIAL STATEMENTS

change for the Phoenix-Hollister Value Equity Series to the Phoenix-Oakhurst Value Equity Series. The Board of Trustees ratified the Executive Committee's decision at the Board of Trustees meeting on November 11, 2003. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change.

   The Board of Trustees of PESF has approved a name change for the Phoenix-Kayne Large-Cap Core Series to the Phoenix-Kayne Rising Dividends Series. This series' investment objectives, principal investment strategies and principal risks will remain the same. The fees and expenses associated with the series will not be affected as a result of this change. This change was completed on November 3, 2003.

                         REPORT OF INDEPENDENT AUDITORS

PRICEWATERHOUSECOOPERS [logo]


To the Board of Directors of Phoenix Life Insurance Company and
Participants of Phoenix Life Variable Accumulation Account (Phoenix Asset Manager Option 1):

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Subaccount constituting the Phoenix Life Variable Accumulation Account (Phoenix Asset Manager Option 1) at December 31, 2003, and the results of its operations and the changes in its net assets for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Phoenix Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 2003 by correspondence with the mutual funds, provides a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
March 19, 2004

PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT
Phoenix Life Insurance Company
One American Row
Hartford, Connecticut 06115

PHOENIX EQUITY PLANNING CORPORATION
56 Prospect Street
Hartford, Connecticut 06115-0480
Underwriter

CUSTODIANS
JPMorgan Chase Bank
270 Park Avenue
New York, New York 10017-2070

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
100 Pearl Street
Hartford, Connecticut 06103

         PHOENIX LIFE
         INSURANCE COMPANY
         (A WHOLLY-OWNED SUBSIDIARY OF THE PHOENIX COMPANIES, INC.) CONSOLIDATED FINANCIAL STATEMENTS
         DECEMBER 31, 2003 AND 2002

                                TABLE OF CONTENTS

                                                                                                                   PAGE
                                                                                                               -------------

Report of Independent Auditors............................................................................         F-3

Consolidated Balance Sheet as of December 31, 2003 and 2002...............................................         F-4

Consolidated Statement of Income and Comprehensive Income
  for the years ended 2003, 2002 and 2001.................................................................         F-5

Consolidated Statement of Cash Flows for the years ended 2003, 2002 and 2001..............................         F-6

Consolidated Statement of Changes in Stockholder's Equity
  for the years ended 2003, 2002 and 2001.................................................................         F-7

Notes to Consolidated Financial Statements................................................................       F-8 - F-45

PRICEWATERHOUSECOOPERS [logo]

--------------------------------------------------------------------------------

                                                      PRICEWATERHOUSECOOPERS LLP
                                                                100 Pearl Street
                                                          Hartford CT 06103-4508
                                                        Telephone (860) 241 7000
                                                        Facsimile (860) 241 7590



                         REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Stockholder of Phoenix Life Insurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income, cash flows and changes in stockholder's equity present fairly, in all material respects, the financial position of Phoenix Life Insurance Company and its subsidiaries (the Company) at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill and other intangible assets in 2002 and for venture capital partnerships, securitized financial instruments and derivative instruments in 2001. In addition, as discussed in Note 1, the Company has revised its financial statements as of December 31, 2002 and for each of the two years in the period ended December 31, 2002.



/s/ PricewaterhouseCoopers LLP

March 9, 2004

                         PHOENIX LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET
                 ($ amounts in millions, except per share data)
                           DECEMBER 31, 2003 AND 2002


                                                                                                                  2002
                                                                                                 2003           RESTATED
                                                                                            ---------------  ---------------

ASSETS:
Available-for-sale debt securities, at fair value.........................................   $   13,268.8     $   11,889.5
Equity securities, at fair value..........................................................          184.0            251.9
Mortgage loans, at unpaid principal balances..............................................          284.1            468.8
Venture capital partnerships, at equity in net assets.....................................          234.9            228.6
Affiliate equity and debt securities......................................................           47.5            134.7
Policy loans, at unpaid principal balances................................................        2,227.8          2,195.9
Other investments.........................................................................          388.7            380.9
                                                                                            ---------------  ---------------
                                                                                                 16,635.8         15,550.3
Available-for-sale debt and equity securities pledged as collateral.......................        1,350.0          1,358.7
                                                                                            ---------------  ---------------
Total investments.........................................................................       17,985.8         16,909.0
Cash and cash equivalents.................................................................          382.7          1,027.8
Accrued investment income.................................................................          222.3            192.3
Premiums, accounts and notes receivable...................................................          251.8            247.3
Deferred policy acquisition costs.........................................................        1,325.7          1,201.8
Deferred income taxes.....................................................................           30.2             30.0
Goodwill and other indefinite-lived intangible assets.....................................            5.1              3.1
Other assets..............................................................................          162.0            158.0
Separate account and investment trust assets..............................................        6,083.2          4,371.2
                                                                                            ---------------  ---------------
TOTAL ASSETS..............................................................................   $   26,448.8     $   24,140.5
                                                                                            ===============  ===============

LIABILITIES:
Policy liabilities and accruals...........................................................   $   13,088.6     $   12,680.0
Policyholder deposit funds................................................................        3,642.7          3,395.7
Indebtedness..............................................................................          175.0            175.0
Other general account liabilities.........................................................          321.0            378.4
Non-recourse collateralized obligations...................................................        1,472.0          1,609.5
Separate account and investment trust liabilities.........................................        6,083.2          4,371.2
                                                                                            ---------------  ---------------
TOTAL LIABILITIES.........................................................................       24,782.5         22,609.8
                                                                                            ---------------  ---------------

MINORITY INTEREST:
MINORITY INTEREST IN NET ASSETS OF SUBSIDIARIES...........................................           27.9             19.0
                                                                                            ---------------  ---------------

STOCKHOLDER'S EQUITY:
Common stock, ($1,000 par value, 10,000 shares authorized and outstanding)................           10.0             10.0
Additional paid-in capital................................................................        1,714.9          1,714.9
Accumulated deficit.......................................................................         (127.5)          (118.6)
Accumulated other comprehensive income....................................................           41.0            (94.6)
                                                                                            ---------------  ---------------
TOTAL STOCKHOLDER'S EQUITY................................................................        1,638.4          1,511.7
                                                                                            ---------------  ---------------
TOTAL LIABILITIES, MINORITY INTEREST AND STOCKHOLDER'S EQUITY.............................   $   26,448.8     $   24,140.5
                                                                                            ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002              2001
                                                                                2003           RESTATED          RESTATED
                                                                           ---------------  ---------------   ---------------

 REVENUES:
 Premiums................................................................   $    1,042.2     $    1,082.0      $    1,112.7
 Insurance and investment product fees...................................          279.8            260.9             430.0
 Investment income, net of expenses......................................        1,098.2            938.3             885.4
 Net realized investment gains (losses)..................................         (100.0)           (43.8)            136.7
                                                                           ---------------  ---------------   ---------------
 TOTAL REVENUES..........................................................        2,320.2          2,237.4           2,564.8
                                                                           ---------------  ---------------   ---------------

 BENEFITS AND EXPENSES:
 Policy benefits, excluding policyholder dividends.......................        1,454.0          1,436.1           1,406.7
 Policyholder dividends..................................................          418.8            401.8             400.1
 Policy acquisition cost amortization....................................           94.0             91.6             133.0
 Intangible asset amortization...........................................           --                0.2              24.7
 Interest expense on indebtedness........................................           12.2             12.2              20.0
 Interest expense on non-recourse collateralized obligations.............           48.9             30.5              42.3
 Demutualization expenses................................................           --               --                25.9
 Other operating expenses................................................          253.2            290.8             468.8
                                                                           ---------------  ---------------   ---------------
 TOTAL BENEFITS AND EXPENSES.............................................        2,281.1          2,263.2           2,521.5
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations
   before income taxes and minority interest.............................           39.1            (25.8)             43.3
 Applicable income taxes (benefit).......................................            3.7            (15.4)            (15.3)
                                                                           ---------------  ---------------   ---------------
 Income (loss) from continuing operations before minority interest.......           35.4            (10.4)             58.6
 Minority interest in net income of subsidiaries.........................            0.5              0.6               3.7
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) FROM CONTINUING OPERATIONS................................           34.9            (11.0)             54.9
 Loss from discontinued operations.......................................           --               --                (0.9)
                                                                           ---------------  ---------------   ---------------
 INCOME (LOSS) BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGES............           34.9            (11.0)             54.0
 Cumulative effect of accounting changes:
 Goodwill and other intangible assets....................................           --              (10.3)             --
 Venture capital partnerships............................................           --               --               (48.8)
 Securitized financial instruments.......................................           --               --               (20.5)
 Derivative instruments..................................................           --               --                 3.9
                                                                           ---------------  ---------------   ---------------
 NET INCOME (LOSS).......................................................   $       34.9     $      (21.3)     $      (11.4)
                                                                           ===============  ===============   ===============

 COMPREHENSIVE INCOME:
 NET INCOME (LOSS).......................................................   $       34.9     $      (21.3)     $      (11.4)
 OTHER COMPREHENSIVE INCOME (LOSS).......................................          135.6           (111.8)            (14.5)
                                                                           ---------------  ---------------   ---------------
 COMPREHENSIVE INCOME (LOSS).............................................   $      170.5     $     (133.1)     $      (25.9)
                                                                           ===============  ===============   ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002              2001
                                                                                2003           RESTATED          RESTATED
                                                                           ---------------  ---------------   ---------------

 OPERATING ACTIVITIES:
 Income (loss) from continuing operations................................   $       34.9     $      (11.0)     $       54.9
 Net realized investment (gains) losses..................................          100.0             43.8            (136.7)
 Amortization and depreciation...........................................           16.2             20.5              43.2
 Investment loss (income)................................................          (81.6)            67.2              97.4
 Deferred income taxes (benefit).........................................            4.0             (8.8)            (28.3)
 Increase in receivables.................................................          (20.9)           (50.9)            (76.9)
 Deferred policy acquisition costs (increase) decrease...................         (111.5)          (174.1)            (76.2)
 (Increase) decrease in policy liabilities and accruals..................          469.6            468.4             322.0
 Other assets and other liabilities net change...........................          (18.4)           (57.9)             62.6
                                                                           ---------------  ---------------   ---------------
 Cash from continuing operations.........................................          392.3            297.2             262.0
 Discontinued operations, net............................................          (34.3)           (53.1)            (75.1)
                                                                           ---------------  ---------------   ---------------
 CASH FROM OPERATING ACTIVITIES..........................................          358.0            244.1             186.9
                                                                           ---------------  ---------------   ---------------

INVESTING ACTIVITIES:
Investment purchases....................................................        (5,611.5)        (4,951.5)         (3,822.3)
Investment sales, repayments and maturities.............................         4,417.2          3,550.0           2,285.0
Debt and equity securities pledged as collateral purchases..............           (56.9)          (891.6)           (116.4)
Debt and equity securities pledged as collateral sales..................           171.5             96.0             127.4
Subsidiary purchases....................................................            --               --              (368.1)
Subsidiary sales........................................................            --               --               659.8
Premises and equipment additions........................................           (19.6)           (13.6)            (13.7)
Premises and equipment dispositions.....................................            --               --                --
Discontinued operations, net............................................            (6.7)            37.8              77.5
                                                                           ---------------  ---------------  ----------------
CASH (FOR) FROM INVESTING ACTIVITIES....................................        (1,106.0)        (2,172.9)         (1,170.8)
                                                                           ---------------  ---------------  ----------------

 FINANCING ACTIVITIES:
 Policyholder deposit fund receipts, net.................................          247.0          1,669.9             836.8
 Other indebtedness proceeds.............................................           --               --               180.0
 Indebtedness repayments.................................................           --               --              (144.5)
 Collateralized obligations proceeds (repayments), net...................          (99.6)           841.6              --
 Common stock issuance...................................................           --               --                10.0
 Common stock dividends paid.............................................          (44.5)          (113.8)           (132.3)
 Capital contributions from parent.......................................           --               --                78.6
 Minority interest distributions.........................................           --               --                (5.8)
 Other financing activities, net.........................................           --               --                --
                                                                          ----------------  ---------------  ----------------
 CASH FROM FINANCING ACTIVITIES..........................................          102.9          2,397.7             822.8
                                                                          ----------------  ---------------  ----------------
 CHANGE IN CASH AND CASH EQUIVALENTS.....................................         (645.1)           468.9            (161.1)
 Cash and cash equivalents, beginning of year............................        1,027.8            558.9             720.0
                                                                          ----------------  ---------------  ----------------
 CASH AND CASH EQUIVALENTS, END OF YEAR..................................  $       382.7     $    1,027.8     $       558.9
                                                                          ================  ===============  ================

Included in cash and cash equivalents above is cash pledged as collateral of $72.0 million, $57.0 million and $11.0 million at December 31, 2003, 2002 and 2001, respectively.

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY
                 ($ amounts in millions, except per share data)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


                                                                                                 2002             2001
                                                                                2003           RESTATED         RESTATED
                                                                           ---------------  ---------------  ---------------

COMMON STOCK AND ADDITIONAL PAID-IN CAPITAL:
Transfer from retained earnings for common shares
   issued in demutualization (10,000 shares)............................    $       --       $       --       $     1,722.0
Contribution from parent for transfer of additional
   minimum pension liability............................................            --               14.4              --

RETAINED EARNINGS (ACCUMULATED DEFICIT):
Net income (loss).......................................................            34.9            (21.3)            (11.4)
Common stock dividends declared.........................................           (44.5)          (113.8)           (132.3)
Transfer to common stock and additional paid-in capital
   for common shares issued in demutualization..........................            --               --            (1,722.0)
Demutualization contribution from parent................................            --               --               130.1
Policyholder cash payments and policy credits...........................            --               --               (41.5)
Equity adjustment for policyholder dividend obligation, net.............            --               --               (30.3)
Other equity adjustments................................................             0.7             --                 3.2

ACCUMULATED OTHER COMPREHENSIVE INCOME:
Other comprehensive income (loss).......................................           135.6           (111.8)            (14.5)
                                                                           ---------------  ---------------  ---------------
CHANGE IN STOCKHOLDER'S EQUITY..........................................           126.7           (232.5)            (96.7)
Stockholder's equity, beginning of year.................................         1,511.7          1,744.2           1,840.9
                                                                           ---------------  ---------------  ---------------
STOCKHOLDER'S EQUITY, END OF YEAR.......................................    $    1,638.4     $    1,511.7     $     1,744.2
                                                                           ===============  ===============  ===============

The accompanying notes are an integral part of these financial statements.

                         PHOENIX LIFE INSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                             ($ amounts in millions)
                  YEARS ENDED DECEMBER 31, 2003, 2002 AND 2001


1. ORGANIZATION AND OPERATIONS

Phoenix Life Insurance Company and its subsidiaries (together, Phoenix Life) offer a broad range of life insurance and annuity products in the United States of America. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc. (The Phoenix Companies), a publicly traded company on the New York Stock Exchange. Significant intercompany accounts and transactions have been eliminated in consolidating these financial statements. We have restated certain amounts on our Consolidated Statement of Income and Comprehensive Income and our Consolidated Balance Sheet which is further described below. Also, we have reclassified certain amounts for 2002 and 2001 to conform with 2003 presentations.

We have prepared these financial statements in accordance with generally accepted accounting principles (GAAP). In preparing these financial statements in conformity with GAAP, we are required to make estimates and assumptions that affect the reported amounts of assets and liabilities at reporting dates and the reported amounts of revenues and expenses during the reporting periods. Actual results will differ from these estimates and assumptions. We employ significant estimates and assumptions in the determination of deferred policy acquisition costs; policyholder liabilities and accruals; the valuation of goodwill and other intangible assets, investments in debt and equity securities, venture capital partnerships and affiliates; pension and other postemployment benefits liabilities and accruals for contingent liabilities. Significant accounting policies are presented throughout the notes in italicized type.

In December 1999, we began the process of reorganizing and demutualizing our then principal operating company, Phoenix Home Life Mutual Insurance Company (Phoenix Home Life). We completed the process in June 2001, when all policyholder membership interests in the mutual company were extinguished and eligible policyholders of the mutual company received shares of common stock, $28.8 of cash and $12.7 of policy credits as compensation. Phoenix Home Life's retained earnings immediately following the demutualization (net of cash payments and policy credits that were charged directly to retained earnings) were reclassified to common stock and additional paid-in capital valued at $1,722.0. To protect the future dividends of these policyholders, we also established a closed block for their existing policies, which we describe in
Note 2.

ACCOUNTING CHANGES

As of December 31, 2003, we adopted a new accounting standard for special purpose variable interest entities which we describe further in Note 7. We recognized no cumulative effect of accounting change in 2003 as a result of our adoption of this new accounting standard.

At the beginning of 2002, we adopted a new accounting standard for goodwill and other intangible assets and recorded the cumulative effect of the adoption as a charge to earnings. We describe the adoption of this standard further in Note 4.

At the beginning of 2001, we adopted a new accounting standard for derivative instruments and recorded the cumulative effect of the adoption as a credit to both earnings and other comprehensive income. We describe the adoption further in Note 12. Also at the beginning of 2001, we changed our accounting for venture capital partnerships to remove the lag in reporting their operating results and recorded the effect of this change as a charge to earnings. Additionally, in the beginning of the second quarter of 2001, we adopted a new accounting pronouncement for securitized financial instruments and recorded the cumulative effect of the adoption as a charge to earnings. We describe these changes further in Note 3.

Pro forma information on income (loss) from continuing operations for 2001 assuming retroactive application of the accounting changes for goodwill and other intangible assets and venture capital partnerships follows:

                                                                     2001
                                                --------------------------------
                                                                     ACTUAL
                                                  PRO FORMA         RESTATED
                                                ---------------  ---------------

Income (loss) from continuing operations......   $       65.3     $       54.9

Effective January 1, 2004, we are required to adopt the AICPA's Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1). SOP 03-1 provides guidance related to the accounting, reporting and disclosure of certain insurance contracts and separate accounts, including guidance for computing reserves for products with guaranteed benefits, such as guaranteed minimum death benefits, and for products with annuitization benefits such as guaranteed minimum income benefits. In addition, SOP 03-1 addresses the presentation and reporting of separate accounts, as well as rules concerning the capitalization and amortization of sales inducements. This new accounting standard largely codifies our current accounting and reserving practices related to our applicable non-traditional long-duration contracts and separate accounts and, thus, our adoption is not expected to have a material effect on our financial statements.

We have restated certain 2002 and 2001 amounts on our Consolidated Statement of Income and Comprehensive Income and our Consolidated Balance Sheet with respect to our method of consolidation for several of our sponsored collateralized obligation trusts which we further describe in Note 7. Revised and originally reported amounts for select financial statement components for the years 2002 and 2001 and as of 2002 follow ($ amounts in millions, except per share data):

                                                                       2002                               2001
                                                         ---------------------------------  ---------------------------------
                                                               AS                AS               AS                AS
                                                            RESTATED          REPORTED         RESTATED          REPORTED
                                                         ---------------   ---------------  ---------------   ---------------
INCOME STATEMENT DATA
Investment income......................................   $      938.3      $      907.3     $      885.4      $      842.7
Realized investment gains (losses).....................          (43.8)            (17.5)           136.7             150.1
Interest expense on non-recourse
  collateralized obligations...........................           30.5              --               42.3              --
Net (income) loss from continuing operations...........          (11.0)             15.3             54.9              66.5
Net income (loss)......................................   $      (21.3)     $        5.0     $      (11.4)     $        1.1

BALANCE SHEET DATA
Available-for-sale equity securities...................   $      251.9      $      256.9
Available-for-sale debt and equity securities
  pledged as collateral................................        1,358.7              --
Cash and cash equivalents..............................        1,027.8             970.8
Other assets...........................................          158.0             146.8
Separate account assets................................        4,371.2              --
Separate account and investment trust assets...........           --             5,793.1
Non-recourse collateralized obligations................        1,609.5              --
Separate account liabilities...........................        4,371.2              --
Separate account and investment trust liabilities......           --             5,793.1
Minority interest in net assets of subsidiaries........           19.0               1.7
Stockholder's equity...................................   $    1,511.7      $    1,716.6

As reported 2002 and 2001, amounts reflect reclassifications related to discontinued operations and other reclassifications to conform to 2003 presentation. Reduction of December 2001 stockholder's equity due to the change in method of consolidation of $87.9 million is reflected as a decrease to 2002 opening stockholder's equity.

BUSINESS COMBINATIONS AND DISPOSITIONS

In January of 2001, Phoenix Life purchased the minority interest in Phoenix Investment Partners, Ltd. (Phoenix Investment Partners). This increased Phoenix Life's ownership from approximately 60% to 100%. On June 25, 2001 Phoenix Life sold Phoenix Investment Partners and certain other subsidiaries to The Phoenix Companies. Consequently, Phoenix Life's 2001 results include 100% of the results of Phoenix Investment Partners and certain other subsidiaries through June 25, 2001. Had both these transactions been completed at the beginning of 2001, our operating results would have differed. Selected operating information on a pro forma and an actual basis for the year 2001 follows:

                                                                  2001
                                                --------------------------------
                                                                     ACTUAL
                                                  PRO FORMA         RESTATED
                                                ---------------  ---------------

Revenues......................................   $    2,182.7     $    2,564.8
Income (loss) from continuing operations......   $      (35.0)    $       54.9


2. LIFE AND ANNUITY ACTIVITIES

The Life and Annuity activities includes individual life insurance and annuity products, including universal life, variable life, term life and fixed and variable annuities. It also includes the results of our closed block, which consists primarily of participating whole life products.

PREMIUM AND FEE REVENUE AND RELATED EXPENSES

We recognize life insurance premiums, other than premiums for universal life and certain annuity contracts, as premium revenue pro rata over the related contract periods. We match benefits, losses and related expenses with premiums over the related contract periods. Revenues for universal life products consist of net investment income and mortality, administration and surrender charges assessed against the fund values during the period. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values.

REINSURANCE

We use reinsurance agreements to provide for greater diversification of business, allow us to control exposure to potential losses arising from large risks and provide additional capacity for growth.

We recognize assets and liabilities related to reinsurance ceded contracts on a gross basis. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

We remain liable to the extent that reinsuring companies may not be able to meet their obligations under reinsurance agreements in effect. Failure of the reinsurers to honor their obligations could result in losses to us; consequently, estimates are established for amounts deemed or estimated to be uncollectible. To minimize our exposure to significant losses from reinsurance insolvencies, we evaluate the financial condition of our reinsurers and monitor concentration of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers.

Our reinsurance program varies based on the type of risk, for example:

   o On direct policies, the maximum of individual life insurance retained by us on any one life is $10 million for single life and joint first-to-die policies and $12 million for joint last-to-die policies, with excess amounts ceded to reinsurers.
   o We reinsure 80% of the mortality risk on the inforce block of the Confederation Life business we acquired in December 1997.
   o We entered into two separate reinsurance agreements in 1998 and 1999 to reinsure 80% and 60%, respectively, of the mortality risk on a substantial portion of our otherwise retained individual life insurance business.
   o We reinsure 80% to 90% of the mortality risk on certain new issues of term.
   o We reinsure 100% of guaranteed minimum death benefits on a block of variable deferred annuities issued between January 1, 1996 through December 31, 1999, including subsequent deposits. We retain the guaranteed minimum death benefits risks on the remaining variable deferred annuity inforce that is not covered by this reinsurance arrangement.
   o We assume and cede business related to the group accident and health block in run-off. While we are not writing any new contracts, we are contractually obligated to assume and cede premiums related to existing contracts.

Additional information on direct business written and reinsurance assumed and ceded for continuing operations for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct premiums.........................................................    $    1,092.1     $    1,104.2     $    1,145.5
Premiums assumed from reinsureds........................................            15.5             16.9              0.6
Premiums ceded to reinsurers............................................           (65.4)           (39.1)           (33.4)
                                                                           ---------------  ---------------  ---------------
PREMIUMS................................................................    $    1,042.2     $    1,082.0     $    1,112.7
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net premiums............................             1.5%             1.6%             0.1%
                                                                           ===============  ===============  ===============

Direct policy benefits incurred.........................................    $      404.1     $      370.2     $      366.5
Policy benefits assumed from reinsureds.................................            34.8             27.6             17.2
Policy benefits ceded to reinsurers.....................................           (57.1)           (47.0)           (53.0)
                                                                           ---------------  ---------------  ---------------
POLICY BENEFITS.........................................................    $      381.8     $      350.8     $      330.7
                                                                           ===============  ===============  ===============

Direct life insurance inforce...........................................    $  122,591.8     $  112,842.8     $  105,517.9
Life insurance inforce assumed from reinsureds..........................           168.7            440.9             28.1
Life insurance inforce ceded to reinsurers..............................       (77,214.9)       (74,265.8)       (69,127.0)
                                                                           ---------------  ---------------  ---------------
LIFE INSURANCE INFORCE..................................................    $   45,545.6     $   39,017.9     $   36,419.0
                                                                           ===============  ===============  ===============
Percentage of amount assumed to net insurance inforce...................             0.4%             1.1%             0.1%
                                                                           ===============  ===============  ===============

Irrevocable letters of credit aggregating $57.7 million at December 31, 2003 have been arranged with commercial banks in favor of us to collateralize the ceded reserves.

VALLEY FORGE LIFE INSURANCE

In July 2002, we acquired the variable life and variable annuity business of Valley Forge Life Insurance Company (a subsidiary of CNA Financial Corporation), effective July 1, 2002. The business acquired had a total account value of $557.0 at June 30, 2002. This transaction was effected through a combination of coinsurance and modified coinsurance.

DEFERRED POLICY ACQUISITION COSTS

The costs of acquiring new business, principally commissions, underwriting, distribution and policy issue expenses, all of which vary with and are primarily related to production of new business, are deferred. In connection with our acquisitions of the Confederation Life business (1997), we recognized an asset for the present value of future profits (PVFP) representing the present value of estimated net cash flows embedded in the existing contracts acquired. This asset is included in deferred acquisition costs (DAC).

We amortize DAC and PVFP based on the related policy's classification. For individual participating life insurance policies, DAC and PVFP are amortized in proportion to estimated gross margins. For universal life, variable universal life and accumulation annuities, DAC and PVFP are amortized in proportion to estimated gross profits. Policies may be surrendered for value or exchanged for a different one of our products (internal replacement); the DAC balance associated with the replaced or surrendered policies is amortized to reflect these surrenders.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality and contract cancellations (i.e., lapses, withdrawals and surrenders). These assumptions are reviewed on a regular basis and are generally based on our past experience, industry studies, regulatory requirements and judgments about the future. Changes in estimated gross margins and gross profits based on actual experiences are reflected as an adjustment to total amortization to date resulting in a charge or credit to earnings. Finally, analyses are performed periodically to assess whether there are sufficient gross margins or gross profits to amortize the remaining DAC balances.

In 2002, we revised the mortality assumptions used in the development of estimated gross margins for the traditional participating block of business to reflect favorable experience. This revision resulted in a decrease in deferred policy acquisition cost amortization of $22.1 million ($14.4 million after income taxes). Also in 2002, we revised the long-term market return assumption for the variable annuity block of business from 8% to 7%. In addition, we recorded an impairment charge related to the recoverability of our deferred acquisition cost asset related to the variable annuity business. The revision in long-term market return assumption and the impairment charge resulted in a $13.5 million pre-tax ($8.8 million after income taxes) increase in policy acquisition cost amortization expense in the third quarter of 2002.

The activity in deferred policy acquisition costs for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Direct acquisition costs deferred excluding acquisitions................    $      205.5     $      217.0     $      206.1
Acquisition costs recognized in Valley Forge Life acquisition...........            --               48.5             --
Costs amortized to expenses:
  Recurring costs related to operations.................................           (98.1)           (88.5)          (122.5)
(Cost) credit related to realized investment gains or losses............             4.1            (25.1)           (10.5)
  Non-recurring (cost) or credit for change in actuarial assumptions....            --               22.1             --
(Cost) or credit offsets to net unrealized investment gains or losses
  included in other comprehensive income................................            12.4            (95.9)            28.5
Equity adjustment for policyholder dividend obligation..................            --               --                3.1
                                                                           ---------------  ---------------  ---------------
Change in deferred policy acquisition costs.............................           123.9             78.1            104.7
Deferred policy acquisition costs, beginning of year....................         1,201.8          1,123.7          1,019.0
                                                                           ---------------  ---------------  ---------------
DEFERRED POLICY ACQUISITION COSTS, END OF YEAR..........................    $    1,325.7     $    1,201.8     $    1,123.7
                                                                           ===============  ===============  ===============

POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for life and annuity products. We establish liabilities in amounts adequate to meet the estimated future obligations of policies inforce. Future policy benefits for traditional life insurance are computed using the net level premium method on the basis of actuarial assumptions as to contractual guaranteed rates of interest, mortality rates guaranteed in calculating the cash surrender values described in such contracts and morbidity. Future policy benefits for variable universal life, universal life and annuities in the accumulation phase are computed using the deposit-method which is the sum of the account balance, unearned revenue liability and liability for minimum policy benefits. Future policy benefits for term and annuities in the payout phase that have significant mortality risk are computed using the net premium method on the basis of actuarial assumptions at the issue date of these contracts for rates of interest, contract administrative expenses, mortality and surrenders. We establish liabilities for outstanding claims, losses and loss adjustment expenses based on individual case estimates for reported losses and estimates of unreported losses based on past experience.

Policyholder liabilities are primarily for participating life insurance policies and universal life insurance policies. For universal life, this includes deposits received from customers and investment earnings on their fund balances, which range from 4.0% to 6.25% as of December 31, 2003 and 4.0% to 7.0% as of December 31, 2002, less administrative and mortality charges.

POLICYHOLDER DEPOSIT FUNDS

Policyholder deposit funds primarily consist of annuity deposits received from customers, dividend accumulations and investment earnings on their fund balances, which range from 1.0% to 12.3% as of December 31, 2003, less administrative charges.

FAIR VALUE OF INVESTMENT CONTRACTS

For purposes of fair value disclosures (Note 12), we determine the fair value of guaranteed interest contracts by assuming a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of projected contractual liability payments through final maturity. We valued the fair value of deferred annuities and supplementary contracts without life contingencies with an interest guarantee of one year or less at the amount of the policy reserve. In determining the fair value of deferred annuities and supplementary contracts without life contingencies with interest guarantees greater than one year, we used a discount rate equal to the appropriate U.S. Treasury rate plus 150 basis points to determine the present value of the projected account value of the policy at the end of the current guarantee period.

Deposit type funds, including pension deposit administration contracts, dividend accumulations, and other funds left on deposit not involving life contingencies, have interest guarantees of less than one year for which interest credited is closely tied to rates earned on owned assets. For these liabilities, we assume fair value to be equal to the stated liability balances.

PARTICIPATING LIFE INSURANCE

Participating life insurance inforce was 38.8% and 45.5% of the face value of total individual life insurance inforce at December 31, 2003 and 2002, respectively. The premiums on participating life insurance policies were 67.4%, 70.4% and 73.5% of total individual life insurance premiums in 2003, 2002, and 2001, respectively.

FUNDS UNDER MANAGEMENT

Activity in annuity funds under management for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Deposits................................................................    $    1,428.1     $    2,258.5     $    1,492.9
Performance.............................................................           865.2           (338.0)          (563.1)
Fees....................................................................           (57.7)           (58.8)           (67.3)
Benefits and surrenders.................................................          (925.3)          (777.3)          (516.6)
                                                                           ---------------  ---------------  ---------------
Change in funds under management........................................         1,310.3          1,084.4            345.9
Funds under management, beginning of year...............................         5,833.5          4,749.1          4,403.2
                                                                           ---------------  ---------------  ---------------
ANNUITY FUNDS UNDER MANAGEMENT, END OF YEAR.............................    $    7,143.8     $    5,833.5     $    4,749.1
                                                                           ===============  ===============  ===============

DEMUTUALIZATION AND CLOSED BLOCK

Phoenix Home Life Mutual Insurance Company demutualized on June 25, 2001 by converting from a mutual life insurance company to a stock life insurance company, became a wholly-owned subsidiary of The Phoenix Companies, Inc. and changed its name to Phoenix Life Insurance Company.

Effective June 30, 2001, we adopted a new accounting pronouncement, which provided guidance on accounting by insurance enterprises for demutualization, including the emergence of earnings from and the financial presentation of the closed block established in connection with the demutualization. The pronouncement specifies that closed block assets, liabilities, revenues and expenses should be displayed with all other assets, liabilities, revenues and expenses of the insurance enterprise based on the nature of the particular item, with appropriate disclosures relating to the closed block. We recorded a charge on adoption of $30.3 million to equity representing the establishment of the policyholder dividend obligation along with the corresponding effect on deferred policy acquisition costs and deferred income taxes.

As specified in the plan of reorganization, Phoenix Life established a closed block as of December 31, 1999 to preserve over time the reasonable dividend expectations of individual life and annuity policyholders for which dividends were currently being paid or were expected to be paid under the then-current dividend scale. The closed block comprises a defined limited group of policies and a defined set of assets, is governed by a set of operating rules and will continue in effect as long as any policy in the closed block remains in effect.

Phoenix Life allocated assets to the closed block in an amount we believed sufficient to produce cash flows which, together with anticipated premiums and other revenues from the policies included in the closed block, we expect to support payment of obligations relating to these policies. These obligations include the payment of claims, certain expenses, taxes and policyholder dividends, which we estimated to continue at rates in effect for 2000.

We use the same accounting principles to account for the participating policies included in the closed block as we used prior to the date of demutualization. The only accounting policy difference is the establishment of the policyholder dividend obligation, described below.

The closed block assets, including future assets from cash flows generated by the assets and premiums and other revenues from the policies in the closed block, will benefit only holders of the policies in the closed block. The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, investment purchases and sales, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, investment income and realized investment gains and losses on investments held outside the closed block that support the closed block business. All of these excluded income and expense items enter into the determination of total gross margins of closed block policies for the purpose of amortization of deferred policy acquisition costs.

In our financial statements, we present closed block assets, liabilities, revenues and expenses together with all other assets, liabilities, revenues and expenses. Within closed block liabilities, we have established a policyholder dividend obligation to record an additional liability to closed block policyholders for cumulative closed block earnings in excess of expected amounts calculated at the date of demutualization. These closed block earnings will not inure to stockholders but will result in additional future dividends to closed block policyholders unless otherwise offset by future performance of the closed block that is less favorable than expected.

As closed block liabilities exceed closed block assets, we have a net closed block liability at each period-end. This net liability represents the maximum future earning contribution to be recognized from the closed block and the change in this net liability each period is in the earnings contribution recognized from the closed block for the period. To the extent that actual cash flows differ from amounts anticipated, we may adjust policyholder dividends. If the closed block has excess funds, those funds will be available only to the closed block policyholders. However, if the closed block has insufficient funds to make policy benefit payments that are guaranteed, the payments will be made from assets outside of the closed block.

Summarized information on closed block assets and liabilities as of December 31, 2003 and 2002 and inception (December 31, 1999) follows ($ amounts in millions):

                                                                                2003             2002           INCEPTION
                                                                           ---------------  ---------------  ----------------

Debt securities.........................................................    $    6,906.4     $    6,431.1     $    4,773.1
Equity securities.......................................................            82.9             --               --
Mortgage loans..........................................................           228.5            373.2            399.0
Venture capital partnerships............................................            38.6              0.8             --
Policy loans............................................................         1,386.8          1,399.0          1,380.0
Other invested assets...................................................            46.7             --               --
                                                                           ---------------  ---------------  ----------------
Total closed block investments..........................................         8,689.9          8,204.1          6,552.1
Cash and cash equivalents...............................................            40.5            187.1             --
Accrued investment income...............................................           120.2            110.9            106.8
Receivables.............................................................            43.0             42.1             35.2
Deferred income taxes...................................................           377.0            402.7            389.4
Other closed block assets...............................................            62.3             45.2              6.2
                                                                           ---------------  ---------------  ----------------
TOTAL CLOSED BLOCK ASSETS...............................................         9,332.9          8,992.1          7,089.7
                                                                           ---------------  ---------------  ----------------
Policy liabilities and accruals.........................................         9,723.1          9,449.0          8,301.7
Policyholder dividends payable..........................................           369.8            363.4            325.1
Policyholder dividend obligation........................................           519.2            547.3             --
Other closed block liabilities..........................................            63.0             24.2             12.3
                                                                           ---------------  ---------------  ----------------
TOTAL CLOSED BLOCK LIABILITIES..........................................        10,675.1         10,383.9          8,639.1
                                                                           ---------------  ---------------  ----------------
EXCESS OF CLOSED BLOCK LIABILITIES OVER CLOSED BLOCK ASSETS.............    $    1,342.2     $    1,391.8     $    1,549.4
                                                                           ===============  ===============  ================

Closed block revenues and expenses and changes in the policyholder dividend obligation, all for the cumulative period from inception through December 31, 2003, the years 2003 and 2002 follow ($ amounts in millions):

                                                                             CUMULATIVE
                                                                                FROM
                                                                             INCEPTION           2003             2002
                                                                           ---------------  ---------------  ---------------


Premiums................................................................    $    4,238.1     $    1,000.1     $    1,043.2
Net investment income...................................................         2,211.2            573.1            562.0
Net realized investment losses..........................................           (89.1)            (9.4)           (49.3)
                                                                           ---------------  ---------------  ---------------
TOTAL REVENUES..........................................................         6,360.2          1,563.8          1,555.9
                                                                           ---------------  ---------------  ---------------
Policy benefits, excluding dividends....................................         4,360.5          1,058.0          1,079.4
Other operating expenses................................................            49.0             10.0             10.3
                                                                           ---------------  ---------------  ---------------
Total benefits and expenses, excluding policyholder dividends...........         4,409.5          1,068.0          1,089.7
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before dividends and income taxes...         1,950.7            495.8            466.2
Policyholder dividends..................................................         1,596.3            419.4            400.7
                                                                           ---------------  ---------------  ---------------
Closed block contribution to income before income taxes.................           354.4             76.4             65.5
Applicable income taxes.................................................           124.5             26.8             22.6
                                                                           ---------------  ---------------  ---------------
CLOSED BLOCK CONTRIBUTION TO INCOME.....................................    $      229.9     $       49.6     $       42.9
                                                                           ===============  ===============  ===============

Policyholder dividends provided through earnings........................    $    1,641.5     $      419.4     $      400.7
Policyholder dividends provided through other comprehensive income......           432.7            (45.5)           369.4
                                                                           ---------------  ---------------  ---------------
ADDITIONS TO POLICYHOLDER DIVIDEND LIABILITIES..........................         2,074.2            373.9            770.1
POLICYHOLDER DIVIDENDS PAID.............................................        (1,510.3)          (395.6)          (383.9)
                                                                           ---------------  ---------------  ---------------
Change in policyholder dividend liabilities.............................           563.9            (21.7)           386.2
Policyholder dividend liabilities, beginning of period..................           325.1            910.7            524.5
                                                                           ---------------  ---------------  ---------------
Policyholder dividend liabilities, end of period........................           889.0            889.0            910.7
Less: policyholder dividends payable, end of period.....................           369.8            369.8            363.4
                                                                           ---------------  ---------------  ---------------
POLICYHOLDER DIVIDEND OBLIGATION, END OF PERIOD.........................    $      519.2     $      519.2     $      547.3
                                                                           ===============  ===============  ===============

In addition to the closed block assets, we hold assets outside the closed block in support of closed block liabilities. We recognize investment earnings on these invested assets, less deferred policy acquisition cost amortization and allocated expenses, as an additional source of earnings to our stockholders.


3. INVESTING ACTIVITIES

DEBT AND EQUITY SECURITIES

We classify our debt and equity securities as available-for-sale and report them in our balance sheet at fair value. Fair value is based on quoted market price, where available. When quoted market prices are not available, we estimate fair value by discounting debt security cash flows to reflect interest rates currently being offered on similar terms to borrowers of similar credit quality (private placement debt securities), by quoted market prices of comparable instruments (untraded public debt securities) and by independent pricing sources or internally developed pricing models (equity securities).

See Note 7 for information on available-for-sale debt and equity securities pledged as collateral.

Fair value and cost of our debt securities at December 31, 2003 and 2002 follows:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $      755.2      $      714.5     $      457.0     $      426.7
State and political subdivision........................          510.3             468.4            534.7            481.9
Foreign government.....................................          260.4             239.0            183.9            168.4
Corporate..............................................        6,763.4           6,408.2          5,485.2          5,138.7
Mortgage-backed........................................        3,097.5           2,963.4          3,099.9          2,901.9
Other asset-backed.....................................        1,882.0           1,863.6          2,128.8          2,094.1
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES........................................   $   13,268.8      $   12,657.1     $   11,889.5     $   11,211.7
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $    6,906.4      $    6,471.1     $    6,431.1     $    5,952.9
                                                         ===============   ===============  ===============  ===============

For mortgage-backed and other asset-backed debt securities, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic lives of the securities. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and any resulting adjustment is included in net investment income. For certain asset-backed securities, changes in estimated yield are recorded on a prospective basis and specific valuation methods are applied to these securities to determine if there has been an other-than-temporary decline in value.

For 2003 and 2002, net investment income was lower by $10.4 million and $6.2 million, respectively, due to non-income producing debt securities. Of these amounts, $5.5 million and $5.2 million, respectively, related to the closed block.

Fair value and cost of our general account equity securities as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                      2003                               2002
                                                          FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------

Hilb, Rogal and Hamilton (HRH) common stock............   $       --        $       --       $       11.1     $        2.6
GE Life and Annuity Assurance and
  GE Group Life Assurance common stock.................           --                --               60.5             50.4
Lombard International Assurance, S.A...................           41.1              41.1             33.8             33.8
PXRE Group common stock................................           --                --               27.7              9.4
Other equity securities................................          142.9             127.3            118.8            112.4
                                                         ---------------   ---------------  ---------------  ---------------
EQUITY SECURITIES......................................   $      184.0      $      168.4     $      251.9     $      208.6
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $       82.9      $       75.0     $       --       $       --
                                                         ===============   ===============  ===============  ===============

In the fourth quarter of 2003, we sold our 3.0% and 3.1% equity interests in two life insurance subsidiaries of General Electric Company for $72.0 million and realized a gain of $21.6 million ($14.0 million after income taxes). Also in that quarter, we sold our 9.3% equity interest in PXRE Group Ltd., a property catastrophe reinsurer, for $23.1 million and realized a gain of $13.7 million ($8.9 million after income taxes).

Lombard International Assurance, S.A. (Lombard) is a pan-European life insurance company, based in Luxembourg, which writes unit-linked life assurance policies for high-net-worth private investors. We own 12% of Lombard's ordinary shares and Aberdeen owns an additional 15% of Lombard's ordinary shares.

Hilb, Rogal and Hamilton Company (HRH) is a Virginia-based property and casualty insurance and employee benefit products distributor, traded on the New York Stock Exchange; we owned 6.4% of its common shares, as well as convertible debt securities, and, prior to November 2002, we had a contractual right to designate two nominees for election to its board of directors. In November 2002, we completed a transaction where it is no longer appropriate to consider HRH as an affiliate for accounting and reporting purposes.

Our ownership of HRH included common stock and convertible notes, which we received when we sold our property and casualty insurance distribution business to HRH in 1999. The common stock and the notes, if converted, would have represented 16.8% of HRH's common stock outstanding.

On November 12, 2002, we converted our HRH note into shares of HRH common stock, when our total HRH holdings had a total fair value of $167.1. On the following day, we sold shares of HRH common stock to The Phoenix Companies for $157.4.

As a result of these transactions, we recorded a gross realized investment gain of $107.1 in 2002. Net of offsets for applicable deferred policy acquisition costs, our realized gain was $38.8. We calculated our gains using the specific identification of the securities sold.

In 2003, we sold our remaining shares of HRH common stock in the open market for $9.4 million and recorded a gross realized investment gain of $6.9 million ($4.5 million after income taxes).

Gross and net unrealized gains and losses from our general account's debt and equity securities as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GAINS             LOSSES           GAINS            LOSSES
                                                         ---------------   ---------------  ---------------  ---------------

U.S. government and agency.............................   $       44.0      $       (1.5)    $       30.5     $       (0.2)
State and political subdivision........................           43.5              (1.6)            53.1             (0.3)
Foreign government.....................................           23.2              (1.8)            20.2             (4.7)
Corporate..............................................          400.4             (47.0)           442.8            (96.3)
Mortgage-backed........................................          143.4              (9.3)           198.5             (0.5)
Other asset-backed.....................................           55.6             (37.2)            85.0            (50.3)
                                                         ---------------   ---------------  ---------------  ---------------
Debt securities gains and losses.......................   $      710.1      $      (98.4)    $      830.1     $     (152.3)
                                                         ===============   ===============  ===============  ===============
DEBT SECURITIES NET GAINS..............................   $      611.7                       $      677.8
                                                         ===============                    ===============

Hilb, Rogal and Hamilton common stock..................   $       --        $       --       $        8.5     $       --
GE Life and Annuity Assurance and
  GE Group Life Assurance common stock.................           --                --               10.1             --
PXRE Group common stock................................           --                --               18.3             --
Other equity securities................................           17.4              (1.8)            21.8            (15.4)
                                                         ---------------   ---------------  ---------------  ---------------
Equity securities gains and losses.....................   $       17.4      $       (1.8)    $       58.7     $      (15.4)
                                                         ===============   ===============  ===============  ===============
EQUITY SECURITIES NET GAINS............................   $       15.6                       $       43.3
                                                         ===============                    ===============

The aging of temporarily impaired general account debt and equity securities as of December 31, 2003 is as follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS               TOTAL
                                            --------------------------- --------------------------- ---------------------------
                                                FAIR       UNREALIZED       FAIR       UNREALIZED       FAIR       UNREALIZED
                                                VALUE        LOSSES        VALUE         LOSSES        VALUE         LOSSES
                                            ------------- ------------- ------------- ------------- ------------- -------------
DEBT SECURITIES
U.S. government and agency................   $     90.2    $     (1.5)   $     --      $     --      $     90.2    $     (1.5)
State and political subdivision...........         63.8          (1.6)         --            --            63.8          (1.6)
Foreign government........................         14.6          (1.8)         --            --            14.6          (1.8)
Corporate.................................        915.9         (31.5)        193.6         (15.5)      1,109.5         (47.0)
Mortgage-backed...........................        640.7          (9.3)          1.5          --           642.2          (9.3)
Other asset-backed........................        240.4         (10.6)        135.4         (26.6)        375.8         (37.2)
                                            ------------- ------------- ------------- ------------- ------------- -------------
DEBT SECURITIES...........................   $  1,965.6    $    (56.3)   $    330.5    $    (42.1)   $  2,296.1    $    (98.4)
COMMON STOCK..............................         21.1          (1.2)          3.7          (0.6)         24.8          (1.8)
                                            ------------- ------------- ------------- ------------- ------------- -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES.....   $  1,986.7    $    (57.5)   $    334.2    $    (42.7)   $  2,320.9    $   (100.2)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS INSIDE THE CLOSED BLOCK...........   $    957.0    $    (31.2)   $    150.0    $    (17.7)   $  1,107.0    $    (48.9)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS OUTSIDE THE CLOSED BLOCK..........   $  1,029.7    $    (26.3)   $    184.2    $    (25.0)   $  1,213.9    $    (51.3)
                                            ============= ============= ============= ============= ============= =============

AMOUNTS OUTSIDE THE CLOSED BLOCK
  THAT ARE BELOW INVESTMENT GRADE.........   $     39.8    $     (3.0)   $     53.3    $    (11.9)   $     93.1    $    (14.9)
                                            ============= ============= ============= ============= ============= =============
AFTER OFFSETS FOR DEFERRED ACQUISITION
  COST ADJUSTMENT AND TAXES...............                 $     (1.3)                 $     (4.9)                 $     (6.2)
                                                          =============               =============               =============

Below investment grade debt securities outside the closed block with a fair value less than 80% of the security's amortized cost totals $5.3 million at December 31, 2003, $4.8 million ($2.0 million after offsets for taxes and deferred policy acquisition cost amortization) of which has been in an unrealized loss for greater than 12 months.

Below investment grade debt securities held in the closed block with a fair value of less than 80% of the securities' amortized cost totals $10.2 million at December 31, 2003, $7.0 million ($0 after offsets for change in policy dividend obligation) of which has been in an unrealized loss for greater than 12 months.

These securities are considered to be temporarily impaired at December 31, 2003 as each of these securities has performed, and is expected to continue to perform, in accordance with their original contractual terms.

MORTGAGE LOANS AND REAL ESTATE

We report mortgage loans at unpaid principal balances, net of valuation reserves on impaired mortgages. We consider a mortgage loan to be impaired if we believe it is probable that we will be unable to collect all amounts of contractual interest and principal as scheduled in the loan agreement. We do not accrue interest income on impaired mortgage loans when the likelihood of collection is doubtful.

For purpose of fair value disclosures (Note 12), we estimated the fair value of mortgage loans by discounting the present value of scheduled loan payments. We based the discount rate on the comparable U.S. Treasury rates for loan durations plus spreads of 130 to 800 basis points, depending on our internal quality ratings of the loans. For in-process-of-foreclosure or defaulted loans, we estimated fair value as the lower of the underlying collateral value or the loan balance.

Our mortgage loans are diversified by property type, location and borrower. Mortgage loans are collateralized by the related properties and are generally no greater than 75% of the properties' value at the time the loans are originated. The carrying value of our investments in mortgage loans by property type and their fair value at December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING                           CARRYING
                                                             VALUE           FAIR VALUE         VALUE          FAIR VALUE
                                                         ---------------   ---------------  ---------------  ---------------
PROPERTY TYPE
Apartment buildings....................................   $      105.1      $      106.7     $      159.0     $      160.3
Office buildings.......................................           49.0              49.7            131.5            132.6
Retail stores..........................................          109.0             110.7            151.5            152.7
Industrial buildings...................................           33.7              34.2             42.2             42.5
Other..................................................            0.1               0.1              0.1              0.1
                                                         ---------------   ---------------  ---------------  ---------------
Subtotal...............................................          296.9             301.4            484.3            488.2
Less: valuation allowances.............................           12.8              --               15.5             --
                                                         ---------------   ---------------  ---------------  ---------------
MORTGAGE LOANS.........................................   $      284.1      $      301.4     $      468.8     $      488.2
                                                         ===============   ===============  ===============  ===============

Amounts applicable to the closed block.................   $      228.5      $      242.4     $      373.2     $      388.6
                                                         ===============   ===============  ===============  ===============

The carrying values of delinquent and in-process-of-foreclosure mortgage loans as of December 31, 2003 and 2002 were $0.0 million and $5.6 million, respectively. The carrying values of mortgage loans on which the payment terms have been restructured or modified were $25.8 million and $29.5 million as of December 31, 2003 and 2002, respectively. We have provided valuation allowances for delinquent, in-process-of-foreclosure and restructured or modified mortgage loans.

Activity in the valuation allowance, which has been deducted in arriving at mortgage loan carrying value, for 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Valuation allowance, beginning of year..................................    $       15.5     $       15.0     $        9.1
Additions charged to income.............................................             0.8              0.6              6.1
Deductions for write-offs and disposals.................................            (3.5)            (0.1)            (0.2)
                                                                           ---------------  ---------------  ---------------
VALUATION ALLOWANCE, END OF YEAR........................................    $       12.8     $       15.5     $       15.0
                                                                           ===============  ===============  ===============

Interest income on restructured mortgage loans that would have been recorded in accordance with the original terms of such loans amounted to $3.0 million, $3.5 million and $3.6 million in 2003, 2002 and 2001, respectively. Actual interest income on these loans included in net investment income was $2.3 million, $2.7 million and $2.4 million in 2003, 2002 and 2001, respectively. The amount of interest foregone by non-income producing mortgage loans was $0.0 million for 2003 and $0.6 million for 2002. There were no non-income producing mortgage loans during 2001.

VENTURE CAPITAL PARTNERSHIPS

We invest as a limited partner in venture capital limited partnerships. Generally, these partnerships focus on early-stage ventures, primarily in the information technology and life science industries and leveraged buyout funds. We also have direct equity investments in leveraged buyouts and corporate acquisitions.

We record our equity in the earnings of venture capital partnerships in net investment income using the most recent financial information received from the partnerships and estimating the earnings for any lag in reporting. Effective January 1, 2001, we changed our accounting for venture capital partnership earnings to eliminate the quarterly lag in information provided to us. We did this by estimating the change in our share of partnership earnings for the quarter. This change resulted in a $75.1 million charge ($48.8 million charge after income taxes), representing the cumulative effect of this accounting change on the fourth quarter of 2000.

To estimate the net equity in earnings of the venture capital partnerships for each quarter, we developed a methodology to estimate the change in value of the underlying investee companies in the venture capital partnerships. For public investee companies, we used quoted market prices at the end of each quarter, applying liquidity discounts to these prices in instances where such discounts were applied in the underlying partnerships' financial statements. For private investee companies, we applied a public industry sector index to roll the value forward each quarter. We apply this methodology consistently each quarter with subsequent adjustments to reflect market events reported by the partnerships (e.g., new rounds of financing, initial public offerings and writedowns by the general partners). Our methodology recognizes downward adjustments based on the indices, but limits upward adjustments to the amounts previously reported by the partnerships. In addition, we annually revise the valuations we have assigned to the investee companies to reflect the valuations in the audited financial statements received from the venture capital partnerships.

Our venture capital earnings are subject to variability.

The components of net investment income related to venture capital partnerships for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Net realized gains (losses) on partnership cash and stock distributions.    $       17.4     $       (4.7)    $       17.8
Net unrealized gains (losses) on partnership investments................            38.2            (47.2)           (95.9)
Partnership operating expenses..........................................            (6.6)            (7.4)            (6.4)
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME (LOSS)............................................    $       49.0     $      (59.3)    $      (84.5)
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block..................................    $       12.8     $       --       $       --
                                                                           ===============  ===============  ===============
Amounts applicable to the Venture Capital segment.......................    $       36.2     $      (59.3)    $      (84.5)
                                                                           ===============  ===============  ===============

As indicated above, we record our equity in earnings of venture capital partnerships based on the most recent financial information and by estimating the earnings for any lag in partnership reporting. As a result, the effect of our adjusting our estimates to actual results reflected in partnership financial statements was to increase net investment income as follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Closed block............................................................    $       --       $       --       $       --
Venture Capital segment.................................................            33.4             12.8             --
                                                                           ---------------  ---------------  ---------------
TOTAL...................................................................    $       33.4     $       12.8     $       --
                                                                           ===============  ===============  ===============

Investment activity in venture capital partnerships for the years 2003, 2002 and 2001 and unfunded commitments as of December 31, 2003, 2002 and 2001 follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Contributions...........................................................    $       41.3     $       43.0     $       47.0
Equity in earnings (losses) of partnerships.............................            49.0            (59.3)           (84.5)
Cumulative effect of accounting change..................................            --               --              (75.1)
Distributions...........................................................           (43.6)           (41.7)           (63.0)
Proceeds from sale of partnership interests.............................           (26.1)            --               --
Realized loss on sale of partnership interests..........................           (14.3)            (5.1)            --
                                                                           ---------------  ---------------  ---------------
Change in venture capital partnerships..................................             6.3            (63.1)          (175.6)
Venture capital partnership investments, beginning of period............           228.6            291.7            467.3
                                                                           ---------------  ---------------  ---------------
VENTURE CAPITAL PARTNERSHIP INVESTMENTS, END OF PERIOD..................    $      234.9     $      228.6     $      291.7
                                                                           ===============  ===============  ===============

Unfunded commitments, end of period.....................................    $      125.0     $      154.7     $      166.8
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block:
Venture capital partnerships............................................    $       38.6     $        0.8     $       --
                                                                           ===============  ===============  ===============
Unfunded commitments....................................................    $       48.3     $       23.4     $       --
                                                                           ===============  ===============  ===============

Amounts applicable to Venture Capital segment:
Venture capital partnerships............................................    $      196.3     $      227.8     $      291.7
                                                                           ===============  ===============  ===============
Unfunded commitments....................................................    $       76.7     $      131.3     $      166.8
                                                                           ===============  ===============  ===============

In February 2003, we sold a 50% interest in certain of our venture capital partnerships to an outside party and transferred the remaining 50% interest to our closed block. The carrying value of the partnerships sold and transferred totaled $52.2 million after realizing a loss of $5.1 million in 2002 and $14.3 million in 2003 to reflect the proceeds received. The unfunded commitments of the partnerships sold and transferred totaled $27.2 million; the outside party and the closed block will each fund half of these commitments.

AFFILIATE EQUITY AND DEBT SECURITIES

Our investments in affiliate equity and debt securities represent investments in operating entities in which we own less than a majority of the outstanding common stock and where we exercise significant influence over the operating and financial policies of the companies. We use the equity method of accounting for our investments in common stock of these affiliates; we use fair value to report our investments in these affiliates' debt securities.

We evaluate our equity method investments for an other than temporary impairment at each balance sheet date considering quantitative and qualitative factors including quoted market price of underlying equity securities, the duration the carrying value is in excess of fair value and historical and projected earnings and cash flow capacity.

Carrying value and cost of affiliate equity securities and affiliate debt securities (which are included in the debt securities caption) as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING                           CARRYING
                                                             VALUE              COST            VALUE             COST
                                                         ---------------   ---------------  ---------------  ---------------

Aberdeen common stock..................................   $       38.3      $       20.0     $      119.3     $      109.1
Other..................................................            9.2              18.9             15.4             26.5
                                                         ---------------   ---------------  ---------------  ---------------
AFFILIATE EQUITY SECURITIES............................   $       47.5      $       38.9     $      134.7     $      135.6
                                                         ===============   ===============  ===============  ===============

Aberdeen 7.5% convertible notes........................   $       27.5      $       27.5     $       37.5     $       37.5
Aberdeen 5.875% convertible notes......................           --                --               15.2             19.0
                                                         ---------------   ---------------  ---------------  ---------------
AFFILIATE DEBT SECURITIES..............................   $       27.5      $       27.5     $       52.7     $       56.5
                                                         ===============   ===============  ===============  ===============

Sources of equity in earnings from affiliate equity securities and interest earned from affiliate debt securities (included in the debt securities caption) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Aberdeen common stock dividends.........................................    $        2.7     $        3.8     $        6.3
Equity in Aberdeen undistributed income (loss)..........................            --                2.3             (0.5)
HRH common stock dividends..............................................            --                0.5              0.6
Equity in HRH undistributed income......................................            --                2.5              1.9
Other...................................................................            (2.7)            (3.2)            (0.1)
                                                                           ---------------  ---------------  ---------------
AFFILIATE EQUITY SECURITIES INVESTMENT INCOME...........................    $       --       $        5.9     $        8.2
                                                                           ===============  ===============  ===============

Aberdeen convertible notes and bonds....................................    $        2.5     $        3.8     $        2.6
Aberdeen 5.875% convertible notes.......................................             0.1              1.3              1.7
                                                                           ---------------  ---------------  ---------------
AFFILIATE DEBT SECURITIES INVESTMENT INCOME.............................    $        2.6     $        5.1     $        4.3
                                                                           ===============  ===============  ===============

ABERDEEN. We own 38,100,000 shares of Aberdeen common stock, which represent 16.2% of its outstanding shares as of December 31, 2003 (22% at December 31, 2002). We purchased these shares between 1996 and 2001 (at a total cost of $109.1 million). During the second quarter of 2003, we recorded a charge of $89.1 million ($55.0 million after income taxes) related to an other-than-temporary impairment of our equity investment in Aberdeen. The fair value of our Aberdeen common stock, based on the London Stock Exchange closing market prices, was $67.5 million, $54.4 million and $43.6 million as of March 31, 2004, December 31, 2003 and 2002, respectively.

We also own $27.5 million in 7.5% Aberdeen convertible subordinated notes issued in 1996. The notes mature on March 29, 2004, subject to two six-month extensions at Aberdeen's option with an increase in the interest rate to at least 8.0%. Subsequent to year-end, Aberdeen elected to extend the maturity of these notes for six months with an increase in the interest rate to 8.0%. The conversion price for the notes is in excess of Aberdeen's common stock price as of December 31, 2003. During 2003, we received principal payments of $10.0 million on the notes. Also, during the fourth quarter of 2003, we sold [pound] 13.0 million ($19.0 million) in Aberdeen 5.875% convertible bonds and realized a gain of $0.7 million.

POLICY LOANS AND OTHER INVESTED ASSETS

Policy loans are carried at their unpaid principal balances and are collateralized by the cash values of the related policies. For purposes of fair value disclosures (Note 12), we estimate the fair value of fixed rate policy loans by discounting loan interest and loan repayments. We base the discount rate on the 10-year U.S. Treasury rate. We assume that loan interest payments are made at the fixed rate less 17.5 basis points and that loan repayments only occur as a result of anticipated policy lapses. For variable rate policy loans, we consider the unpaid loan balance as fair value, as interest rates on these loans are reset annually based on market rates.

Other investments primarily include leveraged lease investments and other partnership and joint venture interests. Leveraged lease investments represent the net amount of the estimated residual value of the lease assets, rental receivables and unearned and deferred income to be allocated over the lease term. Investment income is calculated using the interest method and is recognized only in periods in which the net investment is positive. Other partnership and joint venture interests in which we do not have control or a majority ownership interest are recorded using the equity method of accounting. These investments include affordable housing, mezzanine and other partnership interests.

Our derivative instruments primarily include interest rate swap agreements. We report these contracts at fair values, which are based on current settlement values. These values are determined by brokerage quotes that utilize pricing models or formulas based on current assumptions for the respective agreements.

Other invested assets as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Transportation and other equipment leases.................................................   $       68.7     $       66.0
Separate account equity investments.......................................................           49.2             36.0
Mezzanine partnerships....................................................................           50.9             45.4
Affordable housing partnerships...........................................................           24.8             25.7
Derivative instruments (Note 12)..........................................................           30.0             37.1
Other affiliate investments...............................................................           20.3             35.5
Real estate...............................................................................           64.0             69.6
Other partnership interests...............................................................           80.8             65.6
                                                                                            ---------------  ---------------
OTHER INVESTED ASSETS.....................................................................   $      388.7     $      380.9
                                                                                            ===============  ===============

Amounts applicable to the closed block....................................................   $       46.7     $       --
                                                                                            ===============  ===============

NET INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES)

We recognize realized investment gains and losses on asset dispositions and when declines in fair value of debt and equity securities are considered to be other-than-temporarily impaired. The cost basis of these written down investments is adjusted to fair value at the date the determination of impairment is made and the new cost basis is not changed for subsequent recoveries in value. The closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable income taxes, which offset realized investment gains and losses, are each reported separately as components of net income.

Effective April 1, 2001, we adopted a new accounting pronouncement for securitized financial instruments. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific valuation methods to these securities to determine if there has been an other-than-temporary decline in value. Upon adoption of this pronouncement, we recorded a $31.6 million charge ($20.5 million charge after income taxes) as the cumulative effect of an accounting change.

Sources of net investment income for the years 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $      767.0     $      734.1     $      681.9
Equity securities.......................................................             2.1              3.9              5.2
Mortgage loans..........................................................            32.6             40.4             45.0
Venture capital partnerships............................................            49.0            (59.3)           (84.5)
Affiliate equity securities.............................................            --                5.9              8.2
Policy loans............................................................           171.7            171.8            168.6
Other investments.......................................................            35.0             17.1             23.2
Cash and cash equivalents...............................................             6.8             10.8             15.2
                                                                           ---------------  ---------------  ---------------
Total investment income.................................................         1,064.2            924.7            862.8
Less:  investment expenses..............................................            18.2             17.4             20.2
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME, GENERAL ACCOUNT INVESTMENTS......................         1,046.0            907.3            842.6
Debt and equity securities pledged as collateral (Note 7)...............            52.2             31.0             42.8
                                                                           ---------------  ---------------  ---------------
NET INVESTMENT INCOME...................................................    $    1,098.2     $      938.3     $      885.4
                                                                           ===============  ===============  ===============

Amounts applicable to the closed block..................................    $      573.1     $      562.0     $      281.1
                                                                           ===============  ===============  ===============

Sources of realized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security impairments...............................................    $      (76.1)    $     (114.3)    $      (46.1)
Equity security impairments.............................................            (4.3)            (9.8)            --
Mortgage loan impairments...............................................            (4.1)            (0.6)            (6.1)
Venture capital partnership impairments.................................            (4.6)            (5.1)            --
Affiliate equity security impairments...................................           (96.9)            --               --
Other invested asset impairments........................................           (16.5)           (22.0)            (3.7)
Debt and equity securities pledged as collateral impairments............            (8.3)           (34.9)           (39.0)
                                                                           ---------------  ---------------  ---------------
IMPAIRMENT LOSSES.......................................................          (210.8)          (186.7)           (94.9)
                                                                           ---------------  ---------------  ---------------
Debt security transaction gains.........................................            93.7             92.6             53.2
Debt security transaction losses........................................           (28.9)           (45.9)           (31.5)
Equity security transaction gains.......................................            58.8            116.3             12.2
Equity security transaction losses......................................           (11.2)           (22.4)           (21.0)
Mortgage loan transaction gains (losses)................................            (1.3)             0.2              7.1
Venture capital partnership transaction losses..........................            (9.7)            --               --
Other invested asset transaction gains (losses).........................             9.4              2.1            211.6
                                                                           ---------------  ---------------  ---------------
NET TRANSACTION GAINS...................................................           110.8            142.9            231.6
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES..........................................    $     (100.0)    $      (43.8)    $      136.7
                                                                           ---------------  ---------------  ---------------

Net realized investment losses..........................................    $     (100.0)    $      (43.8)    $      136.7
                                                                           ---------------  ---------------  ---------------
Applicable closed block policyholder
  dividend obligation (reduction).......................................            (5.9)           (40.3)           (15.4)
Applicable deferred policy acquisition costs (benefit)..................            (4.1)            25.1             10.5
Applicable deferred income tax benefit..................................           (36.3)            (0.5)            53.4
                                                                           ---------------  ---------------  ---------------
Offsets to realized investment losses...................................           (46.3)           (15.7)            48.5
                                                                           ---------------  ---------------  ---------------
NET REALIZED INVESTMENT LOSSES INCLUDED IN NET INCOME...................    $      (53.7)    $      (28.1)    $       88.2
                                                                           ===============  ===============  ===============

Included in realized impairment losses on debt and equity securities pledged as collateral above, are impairments relating to our direct investments in the consolidated collateralized obligation trusts of $5.9 million, $8.6 million and $26.5 million for 2003, 2002 and 2001, respectively.

In February 2004, we announced the execution of an agreement to sell our Enfield, Connecticut office facility which sale is expected to close in the second quarter of 2004. We have recorded a $6.2 million ($4.0 million after-tax) realized impairment loss in the fourth quarter of 2003.

UNREALIZED INVESTMENT GAINS (LOSSES)

We recognize unrealized investment gains and losses on investments in debt and equity securities that we classify as available-for-sale. These gains and losses are reported as a component of other comprehensive income, net of the closed block policyholder dividend obligation, applicable deferred policy acquisition costs and applicable deferred income taxes.

Sources of net unrealized investment gains (losses) for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt securities.........................................................    $      (66.1)    $      404.1     $      200.3
Equity securities.......................................................           (27.7)            22.8            (23.8)
Debt and equity securities pledged as collateral........................           116.4             42.6            (44.6)
Other investments.......................................................             4.9             (1.1)             3.6
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)................................    $       27.5     $      468.4     $      135.5
                                                                           ===============  ===============  ===============

Net unrealized investment gains (losses)................................    $       27.5     $      468.4     $      135.5
                                                                           ---------------  ---------------  ---------------
Applicable policyholder dividend obligation.............................           (45.5)           369.4            108.8
Applicable deferred policy acquisition costs............................           (12.4)            95.9            (28.5)
Applicable deferred income taxes (benefit)..............................            (5.4)           (13.8)            33.9
                                                                           ---------------  ---------------  ---------------
Offsets to net unrealized investment gains..............................           (63.3)           451.5            114.2
                                                                           ---------------  ---------------  ---------------
NET UNREALIZED INVESTMENT GAINS (LOSSES)
  INCLUDED IN OTHER COMPREHENSIVE INCOME (NOTE 10)......................    $       90.8     $       16.9     $       21.3
                                                                           ===============  ===============  ===============

CASH FLOWS

Investment purchases, sales, repayments and maturities for the years 2003, 2002 and 2001 follow:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Debt security purchases.................................................    $   (5,385.4)    $   (4,725.5)    $   (3,531.3)
Equity security purchases...............................................          (125.4)           (58.3)           (72.8)
Venture capital partnership investments.................................           (41.6)           (43.0)           (47.0)
Affiliate equity and debt security purchases............................            --              (28.0)           (46.8)
Other invested asset purchases..........................................           (27.2)           (73.0)           (57.4)
Policy loan advances, net...............................................           (31.9)           (23.7)           (67.0)
                                                                           ---------------  ---------------  ---------------
INVESTMENT PURCHASES....................................................    $   (5,611.5)    $   (4,951.5)    $   (3,822.3)
                                                                           ===============  ===============  ===============

Debt securities sales...................................................    $    2,124.7     $    1,805.1     $    1,219.5
Debt securities maturities and repayments...............................         1,792.0          1,305.6            824.7
Equity security sales...................................................           235.7            273.2            114.6
Mortgage loan maturities and principal repayments.......................           180.3             67.7             58.7
Venture capital partnership capital distributions.......................            54.2             28.5             30.7
Real estate and other invested assets sales.............................            30.3             69.9             36.8
                                                                           ---------------  ---------------  ---------------
INVESTMENT SALES, REPAYMENTS AND MATURITIES.............................    $    4,417.2     $    3,550.0     $    2,285.0
                                                                           ===============  ===============  ===============

The maturities of general account debt securities and mortgage loans, by contractual sinking fund payment and maturity, as of December 31, 2003 are summarized in the following table ($ amounts in millions). Actual maturities will differ from contractual maturities as certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties, we have the right to put or sell certain obligations back to the issuers and we may refinance mortgage loans. Refinancing of mortgage loans was not significant during 2003 or 2002.

                                                                                DEBT           MORTGAGE
                                                                             SECURITIES         LOANS            TOTAL
                                                                           ---------------  ---------------  ---------------

Due in one year or less.................................................    $      604.5     $       15.7     $      620.2
Due after one year through five years...................................         2,557.8            144.4          2,702.2
Due after five years through ten years..................................         3,104.1             89.1          3,193.2
Due after ten years.....................................................         6,390.7             34.9          6,425.6
                                                                           ---------------  ---------------  ---------------
TOTAL...................................................................    $   12,657.1     $      284.1     $   12,941.2
                                                                           ===============  ===============  ===============


4. GOODWILL AND OTHER INTANGIBLE ASSETS

At the beginning of 2002, we adopted the new accounting standard for goodwill and other intangible assets, including amounts reflected in our carrying value of equity-method investments. Under this new standard, we discontinued recording amortization expense on goodwill and other intangible assets with indefinite lives, but we continue recording amortization expense for those intangible assets with definite estimated lives. For goodwill and indefinite-lived intangible assets, we perform impairment tests at the reporting-unit level at least annually. For purposes of the impairment test, the fair value of the reporting units is based on the sum of: a multiple of revenue, plus the fair value of the units tangible net fixed assets. Prior to 2002, we amortized goodwill principally over forty years and investment management contracts and employment contracts over five to sixteen years and three to seven years, respectively. All amortization expense has been and continues to be calculated on a straight-line basis.

Upon adoption of the new accounting standard, we recorded a cumulative effect charge of $10.4 to reduce the carrying value of goodwill and other intangible assets with indefinite lives to fair value related to an international equity investment.

The gross and net carrying amounts of goodwill and other intangible assets at year-end 2003 and 2002 follow:

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             GROSS              NET             GROSS             NET
                                                         ---------------   ---------------  ---------------  ---------------

Goodwill...............................................   $        5.8      $        4.5     $        3.8     $        2.5
Other..................................................            3.2               0.6              3.2              0.6
                                                         ---------------   ---------------  ---------------  ---------------
GOODWILL AND OTHER INTANGIBLE ASSETS...................   $        9.0      $        5.1     $        7.0     $        3.1
                                                         ===============   ===============  ===============  ===============

During 2003, in a series of transactions with PFG Holdings, Inc. (PFG), PM Holdings converted $5.5 million of convertible debentures with PFG and acquired additional common stock of PFG for $5.5 million. These transactions increased PM Holdings' ownership in PFG from 67% to 71% and generated additional goodwill of $2.0 million.

No amortization of intangible assets is expected over the next five years.


5. FINANCING ACTIVITIES

INDEBTEDNESS

We have recorded indebtedness at unpaid principal balances of each instrument. For purposes of fair value disclosures, we have determined the fair value of indebtedness based on contractual cash flows discounted at market rates.

Our surplus notes are an obligation of Phoenix Life and are due December 1, 2006. Interest payments are at an annual rate of 6.95%, require the prior approval of the Superintendent of Insurance of the State of New York (Superintendent) and may be made only out of surplus funds which the Superintendent determines to be available for such payments under New York insurance law. The notes have no early redemption provisions. New York insurance law provides that the notes are not part of the legal liabilities of Phoenix Life. The carrying value was $175.0 million for 2002 and 2001. The fair value was $188.8 million and $182.5 million at 2003 and 2002, respectively.

On December 22, 2003, The Phoenix Companies closed on a new $150.0 million unfunded, unsecured senior revolving credit facility to replace a $100 million credit facility, which expired on that date. This new facility consists of two tranches: a $112.5 million, 364-day revolving credit facility and a $37.5 million, three-year revolving credit facility. Under the 364-day facility, The Phoenix Companies have the ability to extend the maturity date of any outstanding borrowings for one year from the termination date. Potential borrowers on the new credit line are The Phoenix Companies, Phoenix Life and Phoenix Investment Partners. Financial covenants require, for The Phoenix Companies, the maintenance at all times of: consolidated stockholder's equity of $1,775.0 million, stepping up by 50% of quarterly positive net income and 100% of equity issuances; a maximum consolidated debt-to-capital ratio of 30%; a minimum consolidated fixed charge coverage ratio (as defined in the credit agreement) of 1.25:1; and, for Phoenix Life, a minimum risk-based capital ratio of 250% and a minimum A.M. Best Financial Strength Rating of A-. The Phoenix Companies and Phoenix Life were in compliance with all credit facility covenants at December 31, 2003. There were no borrowings on any of the credit lines in 2003.

As of December 31, 2003, we had $9.0 million of standby letters of credit primarily to cover any potential losses on certain reinsurance.

Interest expense on our indebtedness for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Surplus notes...........................................................    $       12.2     $       12.2     $       12.2
Bank credit facility and other indebtedness.............................            --               --                7.8
                                                                           ---------------  ---------------  ---------------
TOTAL INTEREST EXPENSE..................................................    $       12.2     $       12.2     $       20.0
                                                                           ===============  ===============  ===============

INTEREST EXPENSE PAID...................................................    $       12.2     $       12.2     $       23.7
                                                                           ===============  ===============  ===============


6. SEPARATE ACCOUNT ASSETS AND LIABILITIES

Separate account products are those for which a separate investment and liability account is maintained on behalf of the policyholder. Investment objectives for these separate accounts vary by fund account type, as outlined in the applicable fund prospectus or separate account plan of operations. Our separate account products include variable annuities and variable life insurance contracts.

Separate account assets and liabilities related to policyholder funds are carried at market value. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and the related liability increases are excluded from benefits and expenses. Fees assessed to the contractholders for management services are included in revenues when services are rendered.


7. INVESTMENTS PLEDGED AS COLLATERAL AND NON-RECOURSE COLLATERALIZED OBLIGATIONS

We are involved with various entities in the normal course of business that may be deemed to be variable interest entities and, as a result, we may hold interests in those entities. Our asset management affiliate serves as the investment advisor to nine collateralized obligation trusts that were organized to take advantage of bond market arbitrage opportunities, including the three in the table below. The nine collateralized obligation trusts are investment trusts with aggregate assets of $3.3 billion that are primarily invested in a variety of fixed income securities acquired from third parties. The collateralized obligation trusts, in turn, issued tranched collateralized obligations and residual equity securities to third parties as well as to our general account. Our asset management affiliates earned advisory fees of $10.3 million, $7.9 million and $7.6 million in 2003, 2002 and 2001, respectively. The collateralized obligation trusts reside in bankruptcy remote, special purpose entities (SPEs), in which we neither provide recourse nor guarantees. Accordingly, our financial exposure to these collateralized obligation trusts stems from our general account's direct investment in certain debt or equity securities issued by these collateralized obligation trusts. Our maximum exposure to loss with respect to our direct investment in the nine collateralized obligation trusts is $91.6 million at December 31, 2003, $54.1 million of which relate to investment grade debt securities and loss of management fees.

In January 2003, a new accounting standard was issued, FIN 46, Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51 (FIN 46) that interprets the existing standards on consolidation. FIN 46 was subsequently reissued as FIN 46-R in December 2003, with FIN 46-R providing additional interpretation as to existing standards on consolidation. FIN 46-R clarifies the application of standards of consolidation to certain entities in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties (variable interest entities). Variable interest entities are required to be consolidated by their primary beneficiaries if they do not effectively disperse risks among all parties involved. The primary beneficiary of a variable interest entity is the party that absorbs a majority of the entity's expected losses, receives a majority of its expected residual returns, or both, as a result of holding variable interests. As required under the original standard, on February 1, 2003, we adopted the new standard for variable interest entities created after January 31, 2003 and for variable interest entities in which we obtain an interest after January 31, 2003. In addition, as required by the revised standard, on December 31, 2003 we have adopted FIN 46-R for SPEs in which we hold a variable interest that we acquired prior to February 1, 2003. We continue to consolidate three collateralized obligation trusts as of December 31, 2003 and 2002. Our direct investment in the three consolidated collateralized obligation trusts is $27.8 million, $20.0 million of which is an investment grade debt security as of December 31, 2003. Our asset management affiliate recognized investment income on debt and equity securities pledged as collateral, net of interest expense on collateralized obligations and applicable minority interest of $2.9 million, $2.6 million and $2.5 million in 2003, 2002 and 2001, respectively, related to these three consolidated collateralized obligation trusts.

Six variable interest entities not consolidated by us under FIN 46-R represent collateralized obligation trusts with approximately $2.1 billion of investment assets pledged as collateral. Our general account's direct investment in these unconsolidated variable interest entities is $63.8 million, $34.1 million of which are investment grade debt securities at December 31, 2003. Our asset management affiliate recognized investment advisory fee revenues related to the six unconsolidated variable interest entities of $7.4 million, $5.3 million and $5.1 million in 2003, 2002 and 2001, respectively.

Variable interest entities consolidated as of December 31, 2003 and 2002 follow ($ amounts in millions):

                                                                                                 2003             2002
                                                                                            ---------------  ---------------
ASSETS PLEDGED AS COLLATERAL, AT FAIR VALUE
Phoenix CDO I.............................................................................   $      148.8     $      150.4
Phoenix CDO II............................................................................          332.6            377.2
Phoenix-Mistic 2002-1 CDO.................................................................          963.4            899.3
                                                                                            ---------------  ---------------
TOTAL.....................................................................................   $    1,444.8     $    1,426.9
                                                                                            ===============  ===============

NON-RECOURSE COLLATERALIZED OBLIGATIONS
Phoenix CDO I (March 2011 maturity).......................................................   $      183.2     $      214.6
Phoenix CDO II (December 2012 mandatorily redeemable).....................................          375.6            438.9
Phoenix-Mistic 2002-1 CDO (September 2014 maturity).......................................          913.2            956.0
                                                                                            ---------------  ---------------
TOTAL.....................................................................................   $    1,472.0     $    1,609.5
                                                                                            ===============  ===============

Assets pledged as collateral are comprised of available-for-sale debt and equity securities at fair value of $1,350.0 million and $1,358.7 million at December 31, 2003 and 2002, respectively. In addition, cash and accrued investment income of $94.8 million and $68.2 million are included in these amounts at December 31, 2003 and 2002, respectively.

Non-recourse collateralized obligations are comprised of callable collateralized obligations of $1,344.2 million and $1,443.8 million at December 31, 2003 and 2002, respectively, and non-recourse derivative cash flow hedge liabilities of $127.8 million (notional amount of $1,211.3 million with maturities of 2005-2013) and $165.7 million at December 31, 2003 and 2002, respectively. Minority interest liabilities related to third-party equity investments in the consolidated variable interest entities is $22.3 million and $17.3 million at December 31, 2003 and 2002, respectively.

Collateralized obligations for which Phoenix Investment Partners is the sponsor and actively manages the assets, where we are deemed to be a primary beneficiary as a result of our variable interests, and where there is not a substantive amount of outside third-party equity investment in the trust, are consolidated in our financial statements. Our financial exposure is limited to our share of equity and bond investments in these vehicles held in our general account as available-for-sale debt and equity securities, as applicable, and there are no financial guarantees from, or recourse to, us for these collateralized obligation trusts.

Debt and equity securities pledged as collateral are recorded at fair value with any applicable unrealized investment gains or losses reflected as a component of accumulated other comprehensive income, net of applicable minority interest. We recognize realized investment losses on debt and equity securities in these collateralized obligations when declines in fair values, in our judgment, are considered to be other-than-temporarily impaired. Non-recourse obligations issued by the consolidated collateralized obligation trusts are recorded at unpaid principal balance. Non-recourse derivative cash flow hedges are carried on our consolidated balance sheet at fair value with an offsetting amount recorded in accumulated other comprehensive income.

In 2003, we revised our method of consolidation of the collateralized obligation trusts for 2003, 2002 and 2001. Under the new method, the applicable assets, liabilities, revenues, expenses and minority interest are presented on a disaggregated basis, and the non-recourse collateralized obligations are recorded at unpaid principal balance. Prior to our revision of previously reported 2003, 2002 and 2001 amounts, investments pledged as collateral were recorded at fair value with asset valuation changes directly offset by changes in the corresponding liabilities in a manner similar to separate accounts.

The effect of our change in the method of consolidation for the three consolidated collateralized obligation trusts was to increase our net loss and to reduce stockholder's equity for the years 2003, 2002 and 2001 as follows ($ amounts in millions):

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Increase in net loss....................................................    $       (2.4)    $      (26.3)    $      (12.5)
                                                                           ===============  ===============  ===============
Reduction to stockholder's equity.......................................    $      (77.3)    $     (204.9)    $      (87.9)
                                                                           ===============  ===============  ===============

The above non-cash charges to earnings and stockholder's equity primarily relate to realized and unrealized investment losses within the collateralized obligation trusts, that will ultimately be borne by third-party investors in the non-recourse collateralized obligations. Accordingly, these losses and any future gains or losses under this method of consolidation will ultimately reverse upon the maturity or other liquidation of the non-recourse collateralized obligations.

GAAP requires us to consolidate all the assets and liabilities of these collateralized obligation trusts which results in the recognition of realized and unrealized losses even though we have no legal obligation to fund such losses in the settlement of the collateralized obligations. The Financial Accounting Standards Board (FASB) continues to evaluate, through the issuance of FASB staff positions, the various technical implementation issues related to consolidation accounting. We will continue to assess the impact of any new implementation guidance issued by the FASB as well as evolving interpretations among accounting professionals. Additional guidance and interpretations may affect our application of consolidation accounting in future periods.

Fair value and cost of the debt and equity securities pledged as collateral as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                           FAIR VALUE           COST          FAIR VALUE          COST
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES PLEDGED AS COLLATERAL BY TYPE
Corporate..............................................   $    1,006.7      $      909.4     $      959.9     $      942.9
Mortgage-backed........................................          193.2             185.0            231.0            218.6
Other asset-backed.....................................          148.9             153.0            162.7            205.7
                                                         ---------------   ---------------  ---------------  ---------------
Subtotal...............................................        1,348.8           1,247.4          1,353.6          1,367.2
EQUITY SECURITIES PLEDGED AS COLLATERAL................            1.2               0.7              5.1              6.0
                                                         ---------------   ---------------  ---------------  ---------------
TOTAL DEBT AND EQUITY SECURITIES
  PLEDGED AS COLLATERAL................................   $    1,350.0      $    1,248.1     $    1,358.7     $    1,373.2
                                                         ===============   ===============  ===============  ===============

Gross and net unrealized gains and losses from debt and equity securities pledged as collateral as of December 31, 2003 and
2002 follow ($ amounts in millions):

                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                             Gains             Losses           Gains            Losses
                                                         ---------------   ---------------  ---------------  ---------------
DEBT SECURITIES PLEDGED AS COLLATERAL BY TYPE
Corporate..............................................   $      104.1      $       (6.8)    $      49.2      $      (32.2)
Mortgage-backed........................................           21.8             (13.6)           25.9             (13.5)
Other asset-backed.....................................            3.8              (7.9)            3.4             (46.4)
                                                         ---------------   ---------------  --------------   ---------------
Subtotal...............................................          129.7             (28.3)           78.5             (92.1)
EQUITY SECURITIES PLEDGED AS COLLATERAL................            0.7              (0.2)            0.1             (93.1
                                                         ---------------   ---------------  --------------   ---------------
TOTAL..................................................   $      130.4      $      (28.5)    $      78.6      $      (55.0)
                                                         ===============   ===============  ==============   ===============
NET UNREALIZED GAINS...................................   $      101.9                       $     (14.5)
                                                         ===============                    ==============

The aging of temporarily impaired debt and equity securities pledged as collateral as of December 31, 2003 follows ($ amounts in millions):

                                               LESS THAN 12 MONTHS       GREATER THAN 12 MONTHS              TOTAL
                                            --------------------------- -------------------------- --------------------------
                                                FAIR       UNREALIZED       FAIR      UNREALIZED       FAIR      UNREALIZED
                                                VALUE        LOSSES        VALUE        LOSSES        VALUE        LOSSES
                                            ------------- ------------- ------------- ------------ ------------ -------------
DEBT SECURITIES PLEDGED AS COLLATERAL
  BY TYPE
Corporate.................................   $     20.0    $     (0.9)   $     48.1    $    (5.9)   $    68.1    $     (6.8)
Mortgage-backed...........................          6.2          (2.0)         25.2        (11.6)        31.4         (13.6)
Other asset-backed........................          8.7          (0.3)         37.8         (7.6)        46.5          (7.9)
                                            ------------- ------------- ------------- ------------ ------------ -------------
DEBT SECURITIES...........................   $     34.9    $     (3.2)   $    111.1    $   (25.1)   $   146.0    $    (28.3)
EQUITY SECURITIES PLEDGED AS COLLATERAL...          0.2          --            --           (0.2)         0.2          (0.2)
                                            ------------- ------------- ------------- ------------ ------------ -------------
TOTAL TEMPORARILY IMPAIRED SECURITIES
  PLEDGED AS COLLATERAL...................   $     35.1    $     (3.2)   $    111.1    $   (25.3)   $   146.2    $    (28.5)
                                            ============= ============= ============= ============ ============ =============

Gross unrealized losses related to debt securities pledged as collateral whose fair value is less than the security's amortized cost totals $25.3 million at December 31, 2003. Debt securities with a fair value less than 80% of the security's amortized totaled $17.9 million at December 31, 2003. The majority of these debt securities are investment grade issues that continue to perform to their original contractual terms at December 31, 2003.

The maturity of the debt securities pledged as collateral as of December 31, 2003 follows ($ amounts in millions):

                                                                     2003
                                                                     COST
                                                                ---------------
DEBT SECURITIES
Due in one year or less.......................................   $       13.1
Due after one year through five years.........................          198.0
Due after five years through ten years........................          827.2
Due after ten years...........................................          209.1
                                                                ---------------
TOTAL DEBT SECURITIES.........................................   $    1,247.4
                                                                ===============

FIN 46-R requires our application of its provisions to non-SPE variable interest entities for periods ending after March 15, 2004. We are currently evaluating non-SPE entities in which we may have a variable interest for the applicability of FIN 46-R and, accordingly, have not determined the additional impact, if any, FIN 46-R may have on our financial position or results of operations.


8. INCOME TAXES

We recognize income tax expense or benefit based upon amounts reported in the financial statements and the provisions of currently enacted tax laws. We allocate income taxes to income, other comprehensive income and additional paid-in capital, as applicable.

We recognize current income tax assets and liabilities for estimated income taxes refundable or payable based on the current year's income tax returns. We recognize deferred income tax assets and liabilities for the estimated future income tax effects of temporary differences and carryforwards. Temporary differences are the differences between the financial statement carrying amounts of assets and liabilities and their tax bases, as well as the timing of income or expense recognized for financial reporting and tax purposes of items not related to assets or liabilities. If necessary, we establish valuation allowances to reduce the carrying amount of deferred income tax assets to amounts that are more likely than not to be realized. We periodically review the adequacy of these valuation allowances and record any reduction in allowances through earnings.

In accordance with an income tax sharing agreement with The Phoenix Companies, we compute the provision for federal income taxes as if we were filing a separate federal income tax return, except that benefits arising from income tax credits and net operating losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in The Phoenix Companies' consolidated federal income tax return.

The allocation of income taxes to elements of comprehensive income (loss) and between current and deferred for the years 2003, 2002 and 2001 follows:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------
Continuing operations...................................................             3.7            (15.4)           (15.3)
Discontinued operations.................................................            --               --               (0.1)
Cumulative effect of accounting changes.................................            --               --              (35.2)
                                                                           ---------------  ---------------  ---------------
NET INCOME (LOSS).......................................................             3.7            (15.4)    $      (50.6)
Other comprehensive income..............................................            (2.4)            (6.1)            31.2
                                                                           ---------------  ---------------  ---------------
COMPREHENSIVE INCOME (LOSS).............................................    $        1.3     $      (21.5)    $      (19.4)
                                                                           ===============  ===============  ===============

Current.................................................................    $        1.5     $       (6.6)    $       12.9
Deferred................................................................            (0.2)           (14.9)           (32.3)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO COMPREHENSIVE INCOME...............    $        1.3     $      (21.5)    $      (19.4)
                                                                           ===============  ===============  ===============

INCOME TAXES PAID (RECOVERED)...........................................    $        1.3     $       (2.2)    $      (47.0)
                                                                           ===============  ===============  ===============

For the years 2003, 2002 and 2001, the effective federal income tax rates applicable to income from continuing operations differ from the 35.0% statutory tax rate. Items giving rise to the differences and the effects are as follow:

                                                                                2003             2002             2001
                                                                           ---------------  ---------------  ---------------

Income taxes (benefit) at statutory rate................................    $       13.7     $       (9.0)    $       15.2
Tax advantaged investment income........................................            (6.9)           (12.6)            (7.2)
Tax interest recoveries.................................................            (1.1)            --               --
Realized losses on available-for-sale securities pledged as collateral..             0.9              9.2              4.4
Other, net..............................................................            (2.9)            (3.0)            (6.7)
Differential earnings (mutual life insurance company equity tax)........            --               --              (21.0)
                                                                           ---------------  ---------------  ---------------
INCOME TAXES (BENEFIT) APPLICABLE TO CONTINUING OPERATIONS..............    $        3.7     $      (15.4)    $      (15.3)
                                                                           ===============  ===============  ===============

Deferred income tax assets (liabilities) attributable to temporary differences at year-end 2003 and 2002 follow:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Deferred income tax assets:
Future policyholder benefits..............................................................   $      215.2     $      190.3
Unearned premiums / deferred revenues.....................................................          125.1            129.3
Policyholder dividend obligation..........................................................          111.8            113.3
Employee benefits.........................................................................           74.0             83.5
Intangible assets.........................................................................            2.7              2.6
Investments...............................................................................          109.1             93.3
Net operating loss carryover benefits.....................................................           58.7             60.5
Low income housing tax credit carryover benefits..........................................           12.3              4.1
Foreign tax credits carryover benefits....................................................            0.1              0.1
Valuation allowance.......................................................................          (21.1)           (25.8)
Other.....................................................................................            1.0             23.9
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX ASSETS..........................................................          688.9            675.1
                                                                                            ---------------  ---------------
Deferred tax liabilities:
Deferred policy acquisition costs.........................................................         (316.1)          (282.1)
Investments...............................................................................         (259.3)          (348.6)
Other.....................................................................................          (83.3)           (14.4)
                                                                                            ---------------  ---------------
GROSS DEFERRED INCOME TAX LIABILITIES.....................................................         (658.7)          (645.1)
                                                                                            ---------------  ---------------
DEFERRED INCOME TAX ASSETS................................................................   $       30.2     $       30.0
                                                                                            ===============  ===============

We have elected to file a consolidated federal income tax return for 2003 and prior years with The Phoenix Companies. Within the consolidated tax return, we are required by Internal Revenue Service regulations to segregate the entities into two groups: life insurance companies and non-life insurance companies. We are limited as to the amount of any operating losses from one group that can be offset against taxable income of the other group. These limitations affect the amount of any operating loss carryforwards that we have now or in the future.

As of December 31, 2003, we had deferred tax assets related to net operating losses of $37.6 million for federal income tax purposes and $21.1 million for state income tax purposes. The deferred tax assets related to the federal net operating losses are scheduled to expire as follows: $7.7 million in 2015, $5.4 million in 2016, $19.8 million in 2017, $1.1 million in 2018 and $3.6 million in 2023. The deferred tax assets related to the state net operating losses relate to the non-life subgroup and are scheduled to expire as follows: $11.2 million in 2020 and $9.9 million in 2021. Due to the inability to combine the life insurance and non-life insurance subgroups for state income tax purposes, a $21.1 million and a $25.8 million valuation allowance has been established at the end of 2003 and 2002, respectively, relative to the state net operating loss carryforwards.

As of December 31, 2003, the deferred income tax assets of $12.3 million related to low income housing tax credits are expected to expire as follows: $4.1 million in 2021, $4.1 million in 2022 and $4.1 million in 2023.

As of December 31, 2003, we had foreign tax credit carryover totaling $0.1 million, which is scheduled to expire in 2006. We expect to realize the benefits of the foreign tax credits, therefore, no valuation allowance has been recorded against this tax benefit.

We have determined, based on our earnings and future income, that it is more likely than not that the deferred income tax assets after valuation allowance already recorded as of December 31, 2003 and 2002 will be realized. In determining the adequacy of future income, we have considered projected future income, reversal of existing temporary differences and available tax planning strategies that could be implemented, if necessary.

Our federal income tax returns are routinely audited by the Internal Revenue Service, or the IRS, and estimated provisions are routinely provided in the financial statements in anticipation of the results of these audits. The IRS has examined our consolidated group's federal income tax returns through 1997. The IRS is currently examining our federal income tax returns for 1998 through 2001. While it is often difficult to predict the outcome of these audits, including the timing of any resolution of any particular tax matter, we believe that our reserves, as recorded in other liabilities on the balance sheet, have been adequately provided for all open tax years. Unfavorable resolution of any particular issue could result in additional use of cash to pay liabilities that would be deemed owed to the IRS. Additionally, any unfavorable or favorable resolution of any particular issue could result in an increase or decrease, respectively, to our effective income tax rate to the extent that our estimates differ from the ultimate resolution.


9. EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

MANAGEMENT RESTRUCTURING EXPENSE AND EMPLOYMENT AGREEMENTS

We have entered into agreements with certain key executives of Phoenix Life that will, in certain circumstances, provide separation benefits upon the termination of the executive's employment by the company for reasons other than death, disability, cause or retirement, or by the executive for "good reason," as defined in the agreements. For most of these executives, the agreements provide this protection only if the termination occurs following (or is effectively connected with) the occurrence of a change of control, as defined in the agreements.

We recorded a non-recurring expense of $5.2 million ($3.2 million after income taxes) and $30.5 million ($20.1 million after income taxes) in 2003 and 2002, respectively, primarily in connection with organizational and employment-related costs.

EMPLOYEE BENEFIT PLANS AND EMPLOYMENT AGREEMENTS

The Phoenix Companies sponsors a non-contributory, defined benefit pension plan covering substantially all of its employees. Retirement benefits are a function of both years of service and level of compensation. The Phoenix Companies also sponsors a non-qualified supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to the Internal Revenue Code. The Phoenix Companies' funding policy is to contribute annually an amount equal to at least the minimum required contribution in accordance with minimum funding standards established by the Employee Retirement Income Security Act of 1974 (ERISA). Contributions are intended to provide not only for benefits attributable to service to date, but also for service expected to be earned in the future.

The Phoenix Companies sponsors pension and savings plans for its employees, and employees and agents of its subsidiaries. The qualified plans comply with requirements established by the ERISA and excess benefit plans provide for that portion of pension obligations, which is in excess of amounts permitted by ERISA. The Phoenix Companies also provides certain health care and life insurance benefits for active and retired employees. We incur applicable employee benefit expenses through the process of cost allocation by The Phoenix Companies.

In addition to The Phoenix Companies' pension plans, The Phoenix Companies currently provides certain health care and life insurance benefits to retired employees, spouses and other eligible dependents through various plans sponsored by The Phoenix Companies. A substantial portion of Phoenix affiliate employees may become eligible for these benefits upon retirement. The health care plans have varying co-payments and deductibles, depending on the plan. These plans are unfunded.

Prior to June 25, 2001, Phoenix Life sponsored the aforementioned employee benefit plans. Effective June 25, 2001, Phoenix Life's parent, The Phoenix Companies, Inc., became the sponsor of these plans. Substantially all of our employees remained participants of the plans.

We recognize pension and other post-retirement benefit costs and obligations over the employees' expected service periods by discounting an estimate of aggregate benefits. We estimate aggregate benefits by using assumptions for employee turnover, future compensation increases, rates of return on pension plan assets and future health care costs. We recognize an expense for differences between actual experience and estimates over the average future service period of participants. We recognize an expense for our contributions to employee and agent savings plans at the time employees and agents make contributions to the plans. We also recognize the costs and obligations of severance, disability and related life insurance and health care benefits to be paid to inactive or former employees after employment but before retirement. Effective with the change in sponsorship of employee benefit plans to our parent, the liability for the excess of accrued pension cost of each plan over the amounts contributed to the plans was recorded as an employee benefit liability due to parent. In addition, the allocated expense for each period is recorded as a liability due to parent.

Prior to the aforementioned change in plan sponsorship to our parent in 2001, we also recognized an additional liability for any excess of the accumulated benefit obligation of each plan over the fair value of plan assets. The offset to this additional liability is first recognized as an intangible asset, which is limited to unrecognized prior service, including any unrecognized net transition obligation. Any additional offsets are then recognized as an adjustment to accumulated other comprehensive income. Effective with the June 25, 2001 change in sponsorship of our pension plans to our parent, the additional liability for excess of accumulated benefit obligation over the plan assets became a direct liability of our parent. Accordingly we have accounted for this foregiveness of a liability by our parent as a capital contribution of $14.4 million as of January 1, 2002.

Applicable information regarding the actuarial present value of vested and non-vested accumulated plan benefits, and the net assets of the plans available for benefits is not separately calculated for our participation in the plans. The Phoenix Companies, the plan sponsor, established an accrued liability and amounts attributable to us have been allocated and recorded as an expense and employee benefit liability to our parent.

The underlying principal rates and assumptions used for 2003, 2002 and 2001 follow:

                                                                                2003            2002             2001
                                                                           --------------- ---------------- ---------------
PRINCIPAL RATES AND ASSUMPTIONS
ASSUMPTIONS USED TO DETERMINE BENEFIT OBLIGATIONS
Projected benefit obligation discount rate..............................         6.0%            6.5%             7.0%
Future compensation increase rate.......................................         3.5%            3.5%             4.0%
Pension plan assets long-term rate of return............................         8.5%            8.5%             9.0%
Deferred investment gain/loss amortization corridor.....................         5.0%            5.0%             5.0%
Future health care cost increase rate, age 64 and younger...............         9.25%          10.0%             5.5%
Future health care cost increase rate, age 65 and older.................        11.25%          12.0%             5.5%

ASSUMPTIONS USED TO DETERMINE BENEFIT COSTS
Projected benefit obligation discount rate..............................         6.5%            7.0%             7.5%
Future compensation increase rate.......................................         3.5%            4.0%             4.5%
Pension plan assets long-term rate of return............................         8.5%            9.0%             8.0%
Deferred investment gain/loss amortization corridor.....................         5.0%            5.0%            10.0%
Future health care cost increase rate, age 64 and younger...............        10.0%            5.5%             7.5%
Future health care cost increase rate, age 65 and older.................        12.0%            5.5%             7.5%

The Phoenix Companies' changes in the plans' assets and projected benefit obligations for the years 2003 and 2002 follow:

                                                                          EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ---------------------------  --------------------------
                                                                        2003         2002            2003         2002
                                                                    ------------- -------------  ------------- ------------
PLANS' ASSETS
Plan assets' actual gain (loss)..................................    $     66.4    $   (43.2)     $     --      $    --
Employer contributions...........................................          --           --               5.1          4.2
Participant benefit payments.....................................         (25.2)       (24.2)           (5.1)        (4.2)
                                                                    ------------- -------------  ------------- ------------
Change in plan assets............................................          41.2        (67.4)           --           --
Plan assets, beginning of year...................................         327.7        395.1            --           --
                                                                    ------------- -------------  ------------- ------------
PLANS' ASSETS, END OF YEAR.......................................    $    368.9    $   327.7      $     --      $    --
                                                                    ============= =============  ============= ============

                                                                           EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ----------------------------  --------------------------
                                                                        2003          2002            2003          2002
                                                                    ------------- --------------  ------------- ------------

PLANS' PROJECTED BENEFIT OBLIGATION
Service and interest cost accrual................................    $    (37.1)   $   (36.5)      $    (8.4)    $  (12.0)
Actuarial gain (loss)............................................         (39.9)       (23.2)            7.6        (17.8)
Plan amendment gain (loss).......................................          --          (11.8)           --           19.1
Curtailment gain (loss)..........................................           1.3         --              (2.2)        (0.6)
Participant benefit payments.....................................          25.2         24.2             5.1          4.2
                                                                    ------------- --------------  ------------- ------------
Change in projected benefit obligation...........................         (50.5)       (47.3)            2.1         (7.1)
Projected benefit obligation, beginning of year..................        (410.1)      (362.8)         (126.9)      (119.8)
                                                                    ------------- --------------  ------------- ------------
PROJECTED BENEFIT OBLIGATION, END OF YEAR........................    $   (460.6)   $  (410.1)      $  (124.8)    $ (126.9)
                                                                    ============= ==============  ============= ============

The funded status of the plans at year-end 2003 and 2002 follows:

                                                                          EMPLOYEE PLAN              SUPPLEMENTAL PLAN
                                                                    ---------------------------  ---------------------------
                                                                        2003         2002            2003         2002
                                                                    ------------- -------------  ------------- -------------

Excess of accrued pension benefit cost
  over amount contributed to plan.................................   $    (38.3)   $   (25.7)     $    (82.0)   $   (73.6)
Excess of accumulated benefit obligation over plan assets.........        (27.4)       (25.3)          (30.9)       (37.9)
                                                                    ------------- -------------  ------------- -------------
Accrued benefit obligation in other liabilities...................        (65.7)       (51.0)         (112.9)      (111.5)
Intangible asset..................................................         11.0         14.2            --           --
Minimum pension liability adjustment in
  accumulated other comprehensive income..........................         16.4         11.1            30.9         37.9
                                                                    ------------- -------------  ------------- -------------
Funding status recognized in balance sheet........................        (38.3)       (25.7)          (82.0)       (73.6)
                                                                    ------------- -------------  ------------- -------------
Net unamortized loss..............................................        (44.8)       (47.4)          (47.6)       (54.4)
Unamortized prior service (cost) credit...........................        (11.0)       (14.2)            4.8          1.1
Net unamortized transition asset..................................          2.4          4.9            --           --
                                                                    ------------- -------------  ------------- -------------
Funding status unrecognized in balance sheet......................        (53.4)       (56.7)          (42.8)       (53.3)
                                                                    ------------- -------------  ------------- -------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..   $    (91.7)   $   (82.4)     $   (124.8)   $  (126.9)
                                                                    ============= =============  ============= =============

The Phoenix Companies expects to contribute $107.8 million to the employee pension plan through 2008, including $7.2 million during 2004.

OTHER POST-EMPLOYMENT BENEFITS. The funded status of the other post-retirement plans at year-end 2003 and 2002 follows:

                                                                                                 2003             2002
                                                                                            ---------------  ---------------

Accrued benefit obligation included in other liabilities..................................   $     (100.5)    $    (106.4)
                                                                                            ---------------  ---------------
Net unamortized gain......................................................................            6.3            18.3
Unamortized prior service (costs) credits.................................................           15.5            13.9
                                                                                            ---------------  ---------------
Funding status unrecognized in balance sheet..............................................           21.8            32.2
                                                                                            ---------------  ---------------
PLAN ASSETS LESS THAN PROJECTED BENEFIT OBLIGATIONS, END OF YEAR..........................   $      (78.7)    $     (74.2)
                                                                                            ===============  ===============

The health care cost trend rate has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated post-retirement benefit obligation by $0.8 million and the annual service and interest cost by $0.1 million. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated post-retirement benefit obligation by $0.8 million and the annual service and interest cost by $0.1 million.


10. OTHER COMPREHENSIVE INCOME

We record unrealized gains and losses on available-for-sale securities, minimum pension liability adjustments in excess of unrecognized prior service cost, foreign currency translation gains and losses and effective portions of the gains or losses on derivative instruments designated as cash flow hedges in accumulated other comprehensive income. Unrealized gains and losses on available-for-sale securities are recorded in other comprehensive income until the related securities are sold, reclassified or deemed to be impaired. Minimum pension liability adjustments in excess of unrecognized prior service cost are adjusted or eliminated in subsequent periods to the extent that plan assets exceed accumulated benefits. Foreign currency translation gains and losses are recorded in accumulated other comprehensive income until the foreign entity is sold or liquidated or the functional currency of that entity is deemed to be highly inflationary. The effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings in the same period in which the hedged transaction affects earnings. If it is probable that a hedged forecasted transaction will no longer occur, the effective portions of the gains or losses on derivative instruments designated as cash flow hedges are reclassified into earnings immediately.

Sources of other comprehensive income for 2003, 2002 and 2001 follow ($ amounts in millions):

                                                                                    2002                        2001
                                                        2003                      RESTATED                    RESTATED
                                             ------------------------------------------------------------------------------------
                                                 GROSS          NET          GROSS          NET          GROSS          NET
                                             ------------- ------------- -------------- ------------- ------------- -------------

Unrealized gains (losses) on  investments..   $    138.9    $    163.2    $     609.1    $    108.3    $    152.5    $     34.2
Net realized investment losses on
  available-for-sale securities
  included in net income...................       (111.4)        (72.4)        (140.7)        (91.4)        (17.0)        (12.9)
                                             ------------- ------------- -------------- ------------- ------------- -------------
Net unrealized investment gains............         27.5          90.8          468.4          16.9         135.5          21.3
Minimum pension liability adjustment.......         --            --             --            --           (12.8)         (8.3)
Net unrealized foreign currency
  translation adjustment ..................         11.9           8.2            7.1           1.2          (2.6)         (1.7)
Net unrealized derivative instruments
  gains (losses)...........................         35.9          36.6         (128.0)       (129.9)        (23.1)        (25.8)
                                             ------------- ------------- -------------- ------------- ------------- -------------
Other comprehensive income (loss)..........         75.3    $    135.6          347.5    $   (111.8)         97.0    $    (14.5)
                                             ------------- ============= -------------- ============= ------------- =============
Applicable policyholder
  dividend obligation......................        (45.5)                       369.4                       108.8
Applicable deferred policy acquisition
  cost amortization........................        (12.4)                        95.9                       (28.5)
Applicable deferred income taxes (benefit)          (2.4)                        (6.0)                       31.2
                                             -------------                -------------               -------------
Offsets to other comprehensive income......        (60.3)                       459.3                       111.5
                                             -------------                -------------               -------------
OTHER COMPREHENSIVE INCOME (LOSS)..........   $    135.6                   $   (111.8)                 $    (14.5)
                                             =============                =============               =============

Components of accumulated other comprehensive income as of December 31, 2003 and 2002 follow ($ amounts in millions):
                                                                                                             2002
                                                                                    2003                    RESTATED
                                                                          -------------------------------------------------------
                                                                             GROSS         NET         GROSS         NET
                                                                          ------------- ------------- ------------- -------------

Unrealized gains on investments......................................      $    718.5    $    157.9    $    691.0    $     67.1
Unrealized foreign currency translation adjustment...................            10.3           3.8          (1.6)         (4.4)
Unrealized losses on derivative instruments..........................          (116.8)       (120.7)       (152.7)       (157.3)
                                                                          ------------- ------------- ------------- -------------
Accumulated other comprehensive income...............................           612.0    $     41.0         536.7    $    (94.6)
                                                                          ------------- ============= ------------- =============
Applicable policyholder dividend obligation..........................           432.7                       478.2
Applicable deferred policy acquisition costs.........................            94.1                       106.5
Applicable deferred income taxes.....................................            44.2                        46.6
                                                                          -------------               -------------
Offsets to accumulated other comprehensive income....................           571.0                       631.3
                                                                          -------------               -------------
ACCUMULATED OTHER COMPREHENSIVE INCOME...............................      $     41.0                  $    (94.6)
                                                                          =============               =============

11. DISCONTINUED OPERATIONS

On June 25, 2001 Phoenix Life sold Phoenix National Trust Company along with certain other subsidiaries to The Phoenix Companies. During the fourth quarter of 2003, The Phoenix Companies entered into a purchase and sale agreement to sell 100% of common stock held by them in Phoenix National Trust Company. This sale closed effective March 31, 2004. Phoenix National Trust Company's after tax loss through June 25, 2001, of $0.9 million, is included in discontinued operations for 2001.

During 1999, we discontinued the operations of three of our business segments which in prior years had been reflected as reportable business segments: reinsurance operations, group life and health operations and real estate management operations. We sold several operations, had a signed agreement to sell one of the operations and we implemented plans to withdraw from the remaining businesses.

Total reserves related to our discontinued reinsurance operations, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $185.0 million and $155.0 million as of December 31, 2003 and 2002, respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $165.0 million and $65.0 million as of December 31, 2003 and 2002, respectively. We did not recognize any gains or losses during the years 2003, 2002 and 2001. See Note 16 for additional information on the discontinued reinsurance business.

We have excluded assets and liabilities of the discontinued operations from the assets and liabilities of continuing operations and on a net basis included them in other general account assets on our balance sheet.


12. DERIVATIVE INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

DERIVATIVE INSTRUMENTS

We maintain an overall interest rate risk-management strategy that primarily incorporates the use of interest rate swaps as hedges of our exposure to changes in interest rates. Our exposure to changes in interest rates primarily results from our commitments to fund interest-sensitive insurance liabilities, as well as from our significant holdings of fixed rate financial instruments.

All derivative instruments are recognized on the balance sheet at fair value. Generally, each derivative is designated according to the associated exposure as either a fair value or cash flow hedge at its inception as we do not enter into derivative contracts for trading or speculative purposes.

Except for the foreign currency swaps discussed below, all fair value hedges are accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded to the hedged item's balance sheet carrying amount. Changes in the fair value of foreign currency swaps used as hedges of the fair value of foreign currency denominated assets are reported in current period earnings with the change in value of the hedged asset attributable to the hedged risk.

Cash flow hedges are generally accounted for with changes in the fair value of related interest rate swaps recorded on the balance sheet with an offsetting amount recorded in accumulated other comprehensive income. The effective portion of changes in fair values of derivatives hedging the variability of cash flows related to forecasted transactions are reported in accumulated other comprehensive income and reclassified into earnings in the periods during which earnings are affected by the variability of the cash flows of the hedged item.

Changes in the fair value of derivative instruments not designated as hedging instruments and ineffective portions of hedges are recognized in net investment income in the period incurred.

Our general account held the following positions in derivative instruments as of December 31, 2003 and 2002 at fair value ($ amounts in millions):

                                                                                  2003                         2002
                                                                      -----------------------------------------------------------
                                               NOTIONAL
                                                AMOUNT      MATURITY       ASSET       LIABILITY        ASSET       LIABILITY
                                             ------------------------ -------------- -------------- -------------- --------------
INTEREST RATE SWAPS
    Cash flow hedges.......................   $       30     2007      $       4.5    $      --      $       5.6    $      --
    Non-hedging derivative instruments.....          360     2007             25.1           21.7           30.7           26.5
Other......................................           90   2003-2008           0.4           --              0.8           --
                                             -------------            -------------- -------------- -------------- --------------
TOTAL GENERAL ACCOUNT
  DERIVATIVE INSTRUMENT POSITIONS..........   $      480               $      30.0    $      21.7    $      37.1    $      26.5
                                             =============            ============== ============== ============== ==============

Fair value hedges. We currently hold interest rate swaps that convert a portion of our fixed rate debt portfolio to variable rate debt. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness is recorded in current period earnings associated with these interest rate swaps.

During a portion of 2002 and all of 2001, we held foreign currency swaps that hedged the fair value of foreign currency denominated available-for-sale securities that backed U.S. dollar denominated liabilities. We recognized ineffectiveness of $0.5 million ($0.3 million after income taxes) and $1.2 million ($0.8 million after income taxes) for the years 2002 and 2001, respectively. There were no foreign currency swaps held during 2003.

Cash flow hedges. We currently hold interest rates swaps that effectively convert variable rate bond cash flows to fixed cash flows in order to better match the cash flows of associated liabilities. These hedges are accounted for under the shortcut method and, therefore, no hedge ineffectiveness was recorded in earnings for 2003, 2002 and 2001. We do not expect to reclassify any amounts reported in accumulated other comprehensive income into earnings over the next twelve months with respect to these hedges.

We recognized an after-tax gain of $0.0 million, $1.8 million and $3.0 million for the years 2003, 2002 and 2001 in accumulated other comprehensive income related to changes in fair value of interest rate forward swaps designated as cash flow hedges of the forecasted purchase of assets. At December 31, 2003 we expect to reclassify into earnings over the next twelve months $1.0 million of the deferred after-tax gains on these derivative instruments. For the years 2003, 2002 and 2001, we reclassified after-tax gains of $0.6 million, $0.6 million and $0.3 million, respectively, into earnings related to these same derivatives.

Non-hedging derivative instruments. We also hold interest rate swaps that were initially entered into as hedges of an anticipated purchase of assets associated with an acquisition of a block of insurance liabilities. Subsequently, offsetting swap positions were taken to lock in a stream of income to supplement the income on the assets purchased.

On January 1, 2001, we recorded a net-of-tax cumulative effect adjustment of $1.3 million (gain) in earnings to recognize at fair value all derivative instruments that are designated as fair-value hedging instruments. We recorded an offsetting net-of-tax cumulative effect adjustment of $1.3 million (loss) in earnings to recognize the difference attributable to the hedged risks between the carrying values and fair values of the related hedged assets and liabilities. We also recorded a net-of-tax cumulative effect adjustment of $1.1 million (gain) in accumulated other comprehensive income to recognize, at fair value, all derivative instruments that are designated as cash-flow hedging instruments. For derivative instruments that were not designated as hedges, we also recorded a cumulative effect adjustment of $6.0 million in earnings, ($3.9 million after income taxes) in earnings to recognize these instruments at fair value.

We are exposed to credit risk in the event of non-performance by counterparties to these derivative instruments. We do not expect that counterparties will fail to meet their financial obligation as we only enter into derivative contracts with a number of highly rated financial institutions. The credit exposure of these instruments is the positive fair value at the reporting date, or $40.3 million as of December 31, 2003. We consider the likelihood of any material loss on these instruments to be remote.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values of financial instruments as of December 31, 2003 and 2002 follow ($ amounts in millions):


                                                                       2003                              2002
                                                         ---------------------------------  --------------------------------
                                                            CARRYING            FAIR           CARRYING           FAIR
                                                             VALUE             VALUE            VALUE            VALUE
                                                         ---------------   ---------------  ---------------  ---------------

Cash and cash equivalents..............................   $      382.7      $      382.7     $    1,027.8     $    1,027.8
Debt securities (Note 3)...............................       13,268.8          13,268.8         11,889.5         11,889.5
Equity securities (Note 3).............................          184.0             184.0            251.9            251.9
Mortgage loans (Note 3)................................          284.1             301.4            468.8            488.2
Debt and equity securities pledged as collateral
  (Note 7).............................................        1,350.0           1,350.0          1,358.7          1,358.7
Derivative financial instruments.......................           30.0              30.0             37.1             37.1
Policy loans (Note 3)..................................        2,227.8           2,356.4          2,195.9          2,367.9
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL ASSETS.......................................   $   17,727.4      $   17,873.3     $   17,229.7     $   17,421.1
                                                         ===============   ===============  ===============  ===============

Investment contracts (Note 2)..........................   $    3,642.7      $    3,680.8     $    3,395.7     $    3,481.9
Non-recourse collateralized obligations (Note 7).......        1,472.0           1,444.8          1,609.5          1,426.9
Indebtedness (Note 5)..................................          175.0             188.8            175.0            182.5
Derivative financial instruments.......................           21.7              21.7             26.5             26.5
                                                         ---------------   ---------------  ---------------  ---------------
FINANCIAL LIABILITIES..................................   $    5,311.4      $    5,336.1     $    5,206.7     $    5,117.8
                                                         ===============   ===============  ===============  ===============


13. PHOENIX LIFE STATUTORY FINANCIAL INFORMATION AND REGULATORY MATTERS

Statutory financial data for Phoenix Life as of December 31, 2003, 2002 and 2001 and for the years 2003, 2002 and 2001 are as follows ($ amounts in millions):

                                                                                2003             2002              2001
                                                                           ---------------  ---------------   ---------------

Statutory capital, surplus, surplus notes and asset valuation reserve...    $      961.5     $    1,008.0      $    1,371.3
Statutory gain from operations..........................................    $       69.7     $       44.5      $      119.9
Statutory net income (loss).............................................    $       21.5     $        7.5      $      (13.4)

New York Insurance Law requires that New York life insurers report their risk-based capital (RBC). RBC is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. New York insurance law gives the New York Superintendent of Insurance explicit regulatory authority to require various actions by, or take various actions against, insurers whose total adjusted capital does not exceed certain RBC levels. Each of the U.S. insurance subsidiaries of Phoenix Life is also subject to these same RBC requirements. Phoenix Life and each of its insurance subsidiaries' RBC was in excess of 300% of Company Action Level (the level where a life insurance enterprise must submit a comprehensive plan to state insurance regulators) as of December 31, 2003 and 2002.

Under New York Insurance Law, Phoenix Life can pay stockholder dividends to us in any calendar year without prior approval from the New York Insurance Department in the amount of the lesser of 10% of Phoenix Life's surplus to policyholders as of the immediately preceding calendar year or Phoenix Life's statutory net gain from operations for the immediately preceding calendar year, not including realized capital gains. Phoenix Life paid dividends of $44.5 million in 2003 and is able to pay $69.7 million in dividends in 2004 without prior approval from the New York Insurance Department. Any additional dividend payments, in excess of $69.7 million in 2004, would be subject to the discretion of the New York Superintendent of Insurance.


14. PREMISES AND EQUIPMENT

Premises and equipment, consisting primarily of office buildings occupied by us, are stated at cost less accumulated depreciation and amortization. We depreciate buildings on the straight-line method over 10 to 45 years and equipment primarily on a modified accelerated method over 3 to 10 years. We amortize leasehold improvements over the terms of the related leases.

Premises and equipment are included in other general account assets in our balance sheet. Cost and carrying value as of December 31, 2003 and 2002 follows ($ amounts in millions):

                                                                             2003                          2002
                                                                 -----------------------------  -----------------------------
                                                                                  CARRYING                       CARRYING
                                                                     COST           VALUE           COST           VALUE
                                                                 -------------  --------------  -------------  --------------

Real estate....................................................   $    148.8     $     63.5      $    155.5     $     72.1
Equipment......................................................        154.8           31.8           134.7           26.0
                                                                 -------------  --------------  -------------  --------------
Premises and equipment cost and carrying value.................        303.6     $     95.3           290.2     $     98.1
                                                                                ==============                 ==============
Accumulated depreciation and amortization......................       (208.3)                        (192.1)
                                                                 -------------                  -------------
PREMISES AND EQUIPMENT.........................................   $     95.3                     $     98.1
                                                                 =============                  =============

In February 2004, we announced the execution of an agreement to sell our Enfield, Connecticut office facility, which sale is expected to close in the second quarter of 2004.

Rental expenses for operating leases for continuing operations, principally with respect to buildings, amounted to $11.4 million, $12.1 million and $13.4 million in 2003, 2002 and 2001, respectively. Future minimum rental payments under non-cancelable operating leases for continuing operations were $18.4 million as of December 31, 2003, payable as follows: 2004, $6.9 million; 2005, $4.9 million; 2006, $3.5 million; 2007, $2.4 million; 2008, $0.7 million; and $0.0 million thereafter.


15. RELATED PARTY TRANSACTIONS

As of June 25, 2001, the following indirect wholly-owned subsidiaries of Phoenix Life were transferred to Phoenix, or one of its subsidiaries; Phoenix Investment Partners, Phoenix Charter Oak Trust Company, WS Griffith Securities, Inc., WS Griffith Associates, Inc. and Main Street Management Company. Proceeds from the transfer were $659.8 million. The transfer of these entities resulted in a pre-tax gain of $222.6 million ($146.1 million, net of tax).

Phoenix Investment Partners, an indirect wholly-owned subsidiary of Phoenix, through its affiliated registered investment advisors, provides investment advisory services (e.g., general account and variable separate account products) to Phoenix Life for a fee. Investment advisory fees incurred by Phoenix Life were $8.2 million for 2002 and $8.2 million for 2003. Amounts payable to the affiliated investment advisors were $565 and $604 thousand, as of December 31, 2002 and 2003, respectively. Variable product separate accounts fees, net of reimbursement were $5.3 million for 2002 and $2.6 million for 2003.

On February 26, 2001, Phoenix Life entered into a $69.0 million subordinated loan agreement with Phoenix Investment Partners, due March 1, 2006, in exchange for the debentures held by Phoenix Life. Interest is payable quarterly in arrears at an annual rate based on LIBOR plus 2%. The average blended interest rate was approximately 4% and 3% for the years ended December 31, 2002 and 2003, respectively. The loan agreement requires no principal repayment prior to maturity.

Phoenix Equity Planning Corporation (PEPCO), a wholly-owned subsidiary of Phoenix Investment Partners, is the principal underwriter of Phoenix Life's annuity and variable life contracts. Contracts may be purchased through registered representatives of a Phoenix affiliate, W.S. Griffith & Co., Inc., as well as other outside broker dealers who are licensed to sell Phoenix Life annuity contracts. As of June 30, 2001 Phoenix Investment Partners was no longer a subsidiary of Phoenix Life due to the transfer to The Phoenix Companies. Phoenix Life incurred commissions for contracts underwritten by PEPCO of $43.5 million for 2002 and $38.3 million for 2003. Amounts payable to PEPCO were $3.3 million and $4.4 million, as of December 31, 2002 and 2003, respectively.

In 2001, Phoenix reimbursed Phoenix Life $42.6 million for expenses incurred in conjunction with the demutualization and $41.5 million for policy credits and payments to eligible policyholders in lieu of stock.

State Farm Mutual Automobile Insurance Company (State Farm) currently owns of record more than 5% of The Phoenix Companies' outstanding common stock. In 2003, we incurred approximately $25.8 million, as compensation for the sale of our insurance and annuity products, to entities which were either subsidiaries of State Farm or owned by State Farm employees.


16. CONTINGENT LIABILITIES

In 1999, we discontinued our reinsurance operations through a combination of sale, reinsurance and placement of certain retained group accident and health reinsurance business into run-off. We adopted a formal plan to stop writing new contracts covering these risks and to end the existing contracts as soon as those contracts would permit. However, we remain liable for claims under those contracts. We also purchased finite aggregate excess-of-loss reinsurance, or finite reinsurance, to further protect us from unfavorable results from this discontinued business.

We have established reserves for claims and related expenses that we expect to pay on our discontinued group accident and health reinsurance business. These reserves are a net present value amount that is based on currently known facts and estimates about, among other things, the amount of insured losses and expenses that we believe we will pay, the period over which they will be paid, the amount of reinsurance we believe we will collect under our finite reinsurance, the amounts we believe we will collect from our retrocessionaires and the likely legal and administrative costs of winding down the business.

Our total reserves, including coverage available from our finite reinsurance and reserves for amounts recoverable from retrocessionaires, were $185.0 million and $155.0 million as of December 31, 2003 and 2002 respectively. Our total amounts recoverable from retrocessionaires related to paid losses were $165.0 million and $65.0 million as of December 31, 2003 and 2002, respectively. We did not recognize any gains or losses during the years 2003, 2002 and 2001.

We expect our reserves and reinsurance to cover the run-off of the business; however, the nature of the underlying risks is such that the claims may take years to reach the reinsurers involved. Therefore, we expect to pay claims out of existing estimated reserves for up to ten years as the level of business diminishes. In addition, unfavorable claims experience is possible and could result in additional future losses. Given the uncertainty associated with litigation and other dispute resolution proceedings, as described below, our estimated amount of the loss on disposal of reinsurance discontinued operations may differ from actual results. However, it is our opinion, based on current information and after consideration of the provisions made in these financial statements, as described above, that future developments will not have a material effect on our financial position.

Unicover Managers, Inc.

A significant portion of the claims arising from our discontinued group accident and health reinsurance business arises from the activities of Unicover Managers, Inc. (Unicover). Unicover organized and managed a group, or pool, of insurance companies (Unicover pool) and two other facilities (Unicover facilities), which reinsured the life and health insurance components of workers' compensation insurance policies issued by various property and casualty insurance companies. We were a member of the Unicover pool but terminated our participation in the pool effective March 1, 1999.

We are involved in disputes relating to the activities of Unicover. Under Unicover's underwriting authority, the Unicover pool and Unicover facilities wrote a dollar amount of reinsurance coverage that was many times greater than originally estimated. As a member of the Unicover pool, we were involved in several proceedings in which the pool members asserted that they could deny coverage to certain insurers that claimed that they purchased reinsurance coverage from the pool. Those matters were settled. Also, the pool members are currently involved in proceedings arising from business ceded to the London market. Those proceedings are in the preliminary stages.

Further, we were, along with Sun Life Assurance of Canada (Sun Life) and Cologne Life Reinsurance Company (Cologne Life), a retrocessionaire (meaning a reinsurer of other reinsurers) of the Unicover pool and two other Unicover facilities, providing the pool and facility members with reinsurance of the risks that the pool and facility members had assumed. In September 1999, we joined an arbitration proceeding that Sun Life had begun against the members of the Unicover pool and the Unicover facilities. In this arbitration, we and Sun Life sought to cancel our retrocession agreements on the grounds that material misstatements and nondisclosures were made to us about, among other things, the amount of risks we would be reinsuring. The arbitration proceeded only with respect to the Unicover pool because we, Sun Life and Cologne Life reached settlement with the two Unicover facilities in the first quarter of 2000. In October 2002, the arbitration panel issued its decision that the agreement by which we provided retrocessional reinsurance to the pool was valid only to the extent of business bound or renewed to that agreement on or before August 31, 1998. This decision had the effect of granting us a substantial discount on our potential liabilities, because most of the business was bound or renewed to the agreement after August 31, 1998. In a clarification dated January 4, 2003, the arbitration panel confirmed its decision. A significant portion of our remaining potential liabilities as a retrocessionaire of the pool may be recovered from our retrocessionaires.

In one of the Unicover facilities' settlements, the Reliance facility settlement of January 2000, we paid a settlement amount of $97.9 million and were released from all of our obligations as a retrocessionaire of the facility. Subsequently, we were reimbursed by one of our retrocessionaires for $38.8 million of the amount we paid under the settlement. A significant portion of the remainder of the settlement payment may be recovered from certain of our other retrocessionaires.

In the other Unicover facilities' settlement, the Lincoln facility settlement of March 2000, we paid a settlement amount of $11.6 million and were released from all of our obligations as a retrocessionaire of the facility. A significant portion of the settlement payment may be recovered from certain of our retrocessionaires.

The likelihood of obtaining the additional recoveries from our retrocessionaires cannot be estimated with a reliable degree of certainty at this stage of our recovery efforts. This is due in part to the lack of sufficient claims information (which has resulted from disputes among ceding reinsurers leading to delayed processing, reporting blockages and standstill agreements among reinsurers) and in part to the matters discussed below under "Related Proceedings."

The amounts paid and the results achieved in the above settlements and arbitration decision are reflected in our consolidated financial statements. As the amounts previously reserved for these matters were sufficient, we established no additional reserves with respect to these settlements and arbitration decision.

Related Proceedings

In our capacity as a retrocessionaire of the Unicover business, we had an extensive program of our own reinsurance in place to protect us from financial exposure to the risks we had assumed. Currently, we are involved in separate arbitration proceedings with three of our own retrocessionaires, which are seeking on various grounds to avoid paying any amounts to us or have reserved rights. Because the same retrocession program that covers our Unicover business covers a significant portion of our other remaining group accident and health reinsurance business, we could have additional material losses if one or more of our retrocessionaires successfully avoids its obligations.

With one of those retrocessionaires, we have three disputes. One concerns an agreement under which the retrocessionaire reinsures us for up to $45 thousand per loss in excess of a $5 thousand retention. In June 2003, the arbitration panel issued its decision, which upheld in all material respects the retrocessional obligations to us. The decision is the subject of a pending appeal only with respect to the Unicover business. The other two disputes will not have a material effect on our reinsurance recoverable balances. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $57.0 million, subject to further development.

The dispute with another retrocessionaire, which sought to avoid an excess-of-loss retrocession agreement, a surplus share retrocession agreement and a quota share retrocession agreement, was the subject of an arbitration in November, 2003. In December 2003, the arbitration panel issued its interim decision which is confidential. The financial implications of the interim decision are consistent with our current financial provisions. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $7.0 million, subject to further development.

The dispute with the third retrocessionaire is the subject of arbitration proceedings that we initiated in December 2003. The purpose of the arbitration proceedings is to confirm the validity and enforce the terms of the retrocessional contracts. We had previously entered into a standstill agreement with this retrocessionaire under which both parties had agreed not to commence any proceedings against the other without providing written notice within a specified period. The purpose of the agreement was to allow the parties to investigate the existence and extent of their contractual obligations to each other. As of December 31, 2003, the reinsurance recoverable balance from this retrocessionaire related to paid losses was $86.0 million, subject to further development.

At this stage, we cannot predict the outcome of the above matters, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers). This applies with regard both to business related to Unicover and not related to Unicover.

Other Proceedings

Another set of disputes involves personal accident business that was reinsured in the mid-1990s in the London reinsurance market in which we participated. These disputes involve multiple layers of reinsurance and allegations that the reinsurance program created by the brokers involved in placing those layers was interrelated and devised to disproportionately pass losses to a top layer of reinsurers. Many companies who participated in this business are involved in litigation or arbitration in attempts to avoid their obligations on the basis of misrepresentation. Because of the complexity of the disputes and the reinsurance arrangements, many of these companies are currently participating in negotiations of the disputes for certain contract years, and we believe that similar discussions will follow for the remaining years. Although we are vigorously defending our contractual rights, we are actively involved in the attempt to reach negotiated business solutions. At this stage, we cannot predict the outcome, nor can we estimate the amount at risk with a reliable degree of certainty. This is due in part to our lack of sufficient claims information (which has resulted from disputes among ceding reinsurers that have led to delayed processing, reporting blockages, and standstill agreements among reinsurers).

                                     PART C

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

    Pursuant to Section 26(f)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Life Insurance Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Life Insurance Company.

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)   Financial Statements.

               Consolidated financial information is included in Part A. The financial statements are included in Part B.

         (b) Exhibits.

               (1) Resolution of Board of Directors of Phoenix Life Insurance Company establishing the Phoenix Life Variable Accumulation Account is incorporated by reference to Registrant's Form N-4 (File No. 002-78020) Post-Effective Amendment No. 30, filed via Edgar on November 29, 1999.

               (2)    Not Applicable.

               (3)    Distribution of Policies

                   (a)Master Service and Distribution Compliance Agreement
                      between Depositor and Phoenix Equity Planning Corporation dated November 1, 2000 is incorporated by reference to Registrant's Form N-4 (File No. 333-68872) Pre-Effective Amendment No. 1, filed via Edgar on November 15, 2001.

                   (b)Form of Agreement between Phoenix Equity Planning
                      Corporation and Registered Broker/Dealers with respect to the Sales of Contracts is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68872), filed via Edgar on August 31, 2001.

               (4) Form of Variable Annuity Contract, filed via Edgar with the Initial Registration Statement on February 15, 2002.

               (5) Application, filed via Edgar with Pre-Effective Amendment No. 1 on August 6, 2002.

               (6) (a)Amended and Restated Charter of Phoenix Life Insurance
                      Company, (f/k/a Phoenix Home Life Mutual Insurance Company) is incorporated by reference to Registrant's Initial Form N-4 (File No. 333-68872), filed via Edgar on August 31, 2001.

                    (b)Amended and Restated Bylaws of Phoenix Life Insurance
                      Company, effective January 1, 2003, is filed herewith.

               (7)    Not Applicable.

               (8)    Not Applicable.

               (9) Written Opinion and Consent of Matthew A. Swendiman, Counsel, is filed herewith.

               (10)(a)Written Consent of PricewaterhouseCoopers LLP filed herewith.

                   (b)Written Consent of Brian A. Giantonio, Esq. filed
                      herewith.

               (11)   Not Applicable.

               (12)   Not Applicable.

ITEM 25.    DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

-----------------------------------------------------------------------------------------------------------------------
Name and Principal Business Address                          Positions and Offices with Depositor
-----------------------------------------------------------------------------------------------------------------------
Sal H. Alfiero                                               Director
Protective Industries, LLC
2150 Elmwood Ave.
Buffalo, NY 14207
-----------------------------------------------------------------------------------------------------------------------
Jean Blackwell                                               Director
Cummins Inc.
500 Jackson Street
Columbus, IN  47202-3005
-----------------------------------------------------------------------------------------------------------------------
Peter C. Browning                                            Director
McColl School of Business
1900 Selwyn Ave.
Charlotte, NC 28274
-----------------------------------------------------------------------------------------------------------------------
Arthur P. Byrne                                              Director
J.W. Childs Associates
1100 Huntington Ave.
Boston, MA 02199
-----------------------------------------------------------------------------------------------------------------------
Sanford Cloud, Jr.                                           Director
The National Conference for Community and Justice
475 Park Ave., So.
19th Floor
New York, NY 10016-6901
-----------------------------------------------------------------------------------------------------------------------
Richard N. Cooper                                            Director
Center for International Affairs
Harvard University
1033 Massachusetts Ave.
Cambridge, MA 02138
-----------------------------------------------------------------------------------------------------------------------
Gordon J. Davis, Esq.                                        Director
LeBoeuf, Lamb, Greene & MacRae, LLP
125 West 55th Street
New York, NY 70019-5389
-----------------------------------------------------------------------------------------------------------------------
Ann Maynard Gray                                             Director
-----------------------------------------------------------------------------------------------------------------------
John E. Haire                                                Director
Time, Inc.
1271 Avenue of the Americas (Rm. 39-01)
New York, NY 10020
-----------------------------------------------------------------------------------------------------------------------
Jerry J. Jasinowski                                          Director
National Association of Manufacturers
1331 Pennsylvania Avenue, N.W.
Suite 600
Washington, D.C. 20004
-----------------------------------------------------------------------------------------------------------------------
Thomas S. Johnson                                            Director
GreenPoint Financial Corporation
90 Park Avenue
New York, NY 10016
-----------------------------------------------------------------------------------------------------------------------
Marilyn E. LaMarche                                          Director
Lazard Freres & Co. LLC
30 Rockefeller Plaza
New York, NY 10020
-----------------------------------------------------------------------------------------------------------------------
Dona D. Young*                                               Director, Chairman of the Board, Chief Executive
The Phoenix Companies, Inc.                                  Officer, and President
-----------------------------------------------------------------------------------------------------------------------
Michael J. Gilotti***                                        Executive Vice President, Wholesaling Distribution &
                                                             Marketing
-----------------------------------------------------------------------------------------------------------------------
Michael E. Haylon*                                           Executive Vice President and Chief Financial Officer
-----------------------------------------------------------------------------------------------------------------------
Philip K. Polkinghorn*                                       Executive Vice President, Life and Annuity Products and
                                                             Operations
-----------------------------------------------------------------------------------------------------------------------
Tracy L. Rich*                                               Executive Vice President, General Counsel and Assistant
                                                             Secretary
-----------------------------------------------------------------------------------------------------------------------
John H. Beers*                                               Vice President and Secretary
-----------------------------------------------------------------------------------------------------------------------
Katherine P. Cody*                                           Vice President and Treasurer
-----------------------------------------------------------------------------------------------------------------------

* The principal business address of this individual is One American Row, Hartford, CT 06102
** The principal business address of this individual is 56 Prospect Street, Hartford, CT 06115
*** The principal business address of this individual is 38 Prospect Street, Hartford, CT 06115

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT


                                                   -------------------------------
                                                   The Phoenix Companies, Inc. (7)
                                                        DE 100% Holding Company
                                                   -------------------------------
                                                                |
          ------------------------------------------------------------------------------------------------------
          |                                                                                                    |
---------------------                                                                                 ------------------
Phoenix Life                                                                                          Phoenix
Insurance                                                                                             Investment
Company (1,2,3,7,8 +)                                                                                 Management
NY 100%                                                                                               Company, Inc. (8)
                                                                                                      CT 100%
                                                                                                      Holding Company
---------------------                                                                                 -------------------
          |                                                                                                   |
--------------------------------------------------------                                                      |
          |                                            |                                                      |
          |                       ------------------------------------------------                            |
          |                       |                    |                         |                            |
 ----------------------   --------------------   ----------------------   -------------------         -------------------
 PM Holdings,              Phoenix Life           Phoenix Life             Separate                   Phoenix
 Inc. (8)                  Variable               Variable                 Accounts B, C,             Investment
 CT 100%                   Accumulation           Universal Life           and D (3) (++)             Partners, Ltd. (8)
 Holding                   Account (1) (++)       Account (2) (++)         NY                         DE 100% Asset
 Company                   NY                     NY                                                  Management Company
 ----------------------   --------------------   ----------------------   -------------------         -------------------
          |                       |                        |                      |                           |
          |                       -------------------------------------------------                           |
          |                                                                       |                           |
          |------------------------------------------------                       |                           |
          |                       |                       |                       |                           |
 -----------------------   --------------------   ---------------------    -----------------                  |
 Phoenix                   PHL Variable           Phoenix Life and         The Phoenix                        |
 Variable                  Insurance              Annuity                  Edge Series                        |
 Advisors, Inc. (8)        Company (4,5,7,8 +)    Company (6,7,8 +)        Fund                               |
 DE Registered             CT 100%                CT 100%                  MA                                 |
 Investment Advisor                                                        Mutual Fund                        |
 -----------------------   --------------------   ---------------------    -----------------                  |
                                   |                      |                      |                            |
           ------------------------|                      |                      |                  |------------------|
           |                       |                      |                      |                  |                  |
 -----------------------   --------------------   ---------------------          |          ------------------- -------------------
 PHL Variable              PHLVIC                 Phoenix Life                   |          Phoenix Equity      Duff & Phelps
 Accumulation              Variable               and Annuity                    |          Planning            Investment
 Account (4) (++)          Universal Life         Variable                       |          Corporation (7,8)   Management
 CT                        Account (5) (++)       Universal Life                 |          CT 100%             Co.(8)
                           CT                     Account (6) (++)               |          Broker/Dealer       IL Registered
                                                  CT                             |                              Investment Adviser
 -----------------------   --------------------   ---------------------          |          ------------------- --------------------
           |                       |                      |                      |                  |
           |                       |                      |----------------------|          ------------------
           |                       |                                             |          Phoenix
           -----------------------------------------------------------------------          Investment
                                                                                            Counsel, Inc. (8)
                                                                                            MA Registered
                                                                                            Investment Adviser
                                                                                            ------------------




---------------------------
1 - Depositor & Registrant
2 - Depositor & Registrant
3 - Depositor & Registrant
4 - Depositor & Registrant
5 - Depositor & Registrant
6 - Depositor & Registrant
7 - Files separate financial statements
8 - Files as part of consolidated statement
+ - Depositor
++ - Registrant

ITEM 27.    NUMBER OF CONTRACT OWNERS

     On April 1, 2004, there were 0 qualified and 1 nonqualified contracts.

ITEM 28.    INDEMNIFICATION

     Section 722 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

     Article VI, Section 6.1 of the ByLaws of the Company provides that:

     "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person, or such person's testator or intestate:

     (1)  is or was a Director, officer or employee of the Company; or

     (2) serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and at the time of such services, was a director, officer or employee of the Company against judgments, fines, amounts paid in settlement and reasonable expenses, including attorney's fees, actually and necessarily incurred in connection with or as a result of such action, proceeding or investigation, or any appeal therein.

     Subject to applicable law, the indemnification provided in this Article VI shall not be deemed to be exclusive of any other rights to which a director, officer or employee of the Company seeking indemnification may be entitled."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.    PRINCIPAL UNDERWRITERS

      1. Phoenix Equity Planning Corporation ("PEPCO") Principal Underwriter as to Contracts described in Prospectus.

         Phoenix Equity Planning Corporation ("PEPCO") also serves as the principal underwriter for the following other registrants:

         Phoenix Funds, Phoenix Partners, Phoenix Duff & Phelps Institutional Mutual Funds, PHL Variable Accumulation Account, PHLVIC Variable Universal Life Account, Phoenix Life Variable Accumulation Account, Phoenix Life Variable Universal Life Account, and Phoenix Life and Annuity Variable Universal Life Account.

         (b) Directors and Officers of PEPCO.

         Name                                    Position
         ----                                    --------
         John H. Beers**                         Vice President and Secretary
         Glenn H. Pease*                         Vice President, Finance and Treasurer
         Daniel T. Geraci*                       Director, Chairman of the Board and Chief Sales & Marketing Officer
         Michael J. Gilotti***                   Director

         Michael E. Haylon**                     Director
         John F. Sharry*                         President, Private Client Group
         Richard J. Wirth**                      Vice President, Compliance and Assistant Secretary

* The business address of this individual is 56 Prospect Street, Hartford, CT ** The business address of this individual is One American Row, Hartford, CT *** The business address of this individual is 38 Prospect Street, Hartford, CT

         (c) PEPC0 received no compensation from Registrant during the last fiscal year for sales of the contracts which are the subject of this Registration Statement.

ITEM 30.    LOCATION OF ACCOUNTS AND RECORDS

     The accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules under it are maintained at the administrative offices of Phoenix Life Insurance Company located at One American Row, Hartford, CT 06115.

ITEM 31.    MANAGEMENT SERVICES

     Not applicable.

ITEM 32.    UNDERTAKINGS

     Not applicable.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 30th day of April, 2004.

                                               PHOENIX LIFE INSURANCE COMPANY

                                               By:
                                                    -----------------
                                                    Dona D. Young*
                                                    Chairman of the Board, Chief Executive Officer and President

                                               PHOENIX LIFE VARIABLE ACCUMULATION ACCOUNT

                                               By:
                                                    -----------------
                                                    Dona D. Young*
                                                    Chairman of the Board, Chief Executive Officer and President
                                                    Phoenix Life Insurance Company

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated with Phoenix Life Insurance Company on this 30th day of April, 2004.

       SIGNATURE                          TITLE
       ---------                          -----

------------------------------------      Director
*Sal H. Alfiero

------------------------------------      Director
*Jean S. Blackwell

------------------------------------      Director
*Peter C. Browning

------------------------------------      Director
*Arthur P. Byrne

------------------------------------      Director
*Sanford Cloud, Jr.

------------------------------------      Director
*Richard N. Cooper

------------------------------------      Director
*Gordon J. Davis

------------------------------------      Director
*Ann Maynard Gray

------------------------------------      Director
*John E. Haire

------------------------------------      Director
*Jerry J. Jasinowski

       SIGNATURE                          TITLE
       ---------                          -----

------------------------------------      Director
*Thomas S. Johnson

------------------------------------      Director
*Marilyn E. LaMarche

------------------------------------      Director, Chairman of the Board,
*Dona D. Young                            Chief Executive Officer and President




By:/s/ Richard J. Wirth
   ---------------------------------------------------------------
    *Richard J. Wirth, as Attorney in Fact pursuant to Powers of Attorney, on file with Depositor.


                                      S-2